UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:_____811-10503________________________

____BlackRock New York Municipal 2018 Term Trust____
(Exact name of Registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Municipal 2018 Term Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:      888-825-2257

Date of fiscal year end:         December 31, 2006_________________________________

Date of reporting period:      December 31, 2006_________________________________

Item 1. Reports to Stockholders.
The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds

ANNUAL REPORT | DECEMBER 31, 2006

BlackRock Insured Municipal 2008 Term Trust (BRM)

BlackRock Insured Municipal Term Trust (BMT)

BlackRock Municipal 2018 Term Trust (BPK)

BlackRock Municipal 2020 Term Trust (BKK)

BlackRock Strategic Municipal Trust (BSD)

BlackRock California Insured Municipal 2008 Term Trust (BFC)

BlackRock California Municipal 2018 Term Trust (BJZ)

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

BlackRock Florida Municipal 2020 Term Trust (BFO)

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

BlackRock New York Municipal 2018 Term Trust (BLH)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock Privacy Principles

          BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

          If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

          BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

          BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

          We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

LETTER TO SHAREHOLDERS

December 31, 2006

Dear Shareholder:

          We are pleased to report that during the annual period, the Trusts provided monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ audited financial statements and a listing of the Trusts’ holdings.

          The portfolio management team continuously monitors the municipal bond market and adjusts the Trust investments in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

          The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of December 31, 2006.

Trust (Ticker)	Current Yield[1]	Tax- Equivalent Yield[2]	Closing Market Price	NAV

BlackRock Insured Municipal 2008 Term Trust (BRM)	5.12%	7.88%	$15.53	$15.42

BlackRock Insured Municipal Term Trust (BMT)	3.74	5.75	9.77	10.28

BlackRock Municipal 2018 Term Trust (BPK)	5.33	8.19	17.01	15.97

BlackRock Municipal 2020 Term Trust (BKK)	5.04	7.76	15.77	15.77

BlackRock Strategic Municipal Trust (BSD)	5.88	9.05	18.69	15.64

BlackRock California Insured Municipal 2008 Term Trust (BFC)	5.04	7.75	15.34	15.41

BlackRock California Municipal 2018 Term Trust (BJZ)	4.61	7.09	15.94	15.26

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)	3.12	4.80	14.42	14.83

BlackRock Florida Municipal 2020 Term Trust (BFO)	4.42	6.80	13.85	15.16

BlackRock New York Insured Municipal 2008 Term Trust (BLN)	3.67	5.65	14.90	15.42

BlackRock New York Municipal 2018 Term Trust (BLH)	4.71	7.24	15.62	16.33

BlackRock Pennsylvania Strategic Municipal Trust (BPS)	5.20	8.00	17.43	15.01

[1]

Yields are based on closing market price. These yields may increase/decrease due to an increase/decrease in the monthly distribution per common share. Past performance does not guarantee future results.

[2]	Tax-equivalent yield assumes the maximum Federal tax rate of 35%.

          On September 29, 2006, BlackRock, Inc. (“BlackRock”) and Merrill Lynch Investment Managers, L.P. united to form one of the largest asset management firms in the world. Now with more than $1 trillion in assets under management, over 4,500 employees in 18 countries and representation in key markets worldwide, BlackRock’s global presence means greater depth and scale to serve you.

          BlackRock, a world leader in asset management, has a proven commitment to the municipal bond market. As of December 31, 2006, BlackRock managed over $37 billion in municipal bonds, including 14 open-end and 68 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, LLC, and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock.

          On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, LLC	BlackRock Advisors, LLC

TRUST SUMMARIES
DECEMBER 31, 2006
BlackRock Insured Municipal 2008 Term Trust (BRM)

Trust Information

Symbol on New York Stock Exchange:	BRM

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 12/31/06:	$15.53

Net Asset Value as of 12/31/06:	$15.42

Yield on Closing Market Price as of 12/31/06 ($15.53):[1]	5.12%

Current Monthly Distribution per Common Share:[2]	$0.066250

Current Annualized Distribution per Common Share:[2]	$0.795000

Leverage as of 12/31/06:[3]	16%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/06	12/31/05	Change	High	Low

Market Price	$15.53	$15.30	1.50%	$15.75	$15.02

NAV	$15.42	$15.89	(2.96)%	$15.92	$15.41

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2006	December 31, 2005

City, County & State	29%	31%

Power	29	24

Industrial & Pollution Control	11	9

Education	9	10

Transportation	8	6

Lease Revenue	7	7

Tax Revenue	3	6

Hospital	2	4

Water & Sewer	2	3

As of December 31, 2006 and 2005, all long-term investments had ratings of AAA/Aaa by Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”).

TRUST SUMMARIES
DECEMBER 31, 2006
BlackRock Insured Municipal Term Trust (BMT)

Trust Information

Symbol on New York Stock Exchange:	BMT

Initial Offering Date:	February 20, 1992

Termination Date (on or about):	December 31, 2010

Closing Market Price as of 12/31/06:	$9.77

Net Asset Value as of 12/31/06:	$10.28

Yield on Closing Market Price as of 12/31/06 ($9.77):[1]	3.74%

Current Monthly Distribution per Common Share:[2]	$0.030417

Current Annualized Distribution per Common Share:[2]	$0.365004

Leverage as of 12/31/06:[3]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/06	12/31/05	Change	High	Low

Market Price	$9.77	$10.36	(5.69)%	$10.89	$9.25

NAV	$10.28	$10.51	(2.19)%	$10.53	$10.14

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2006	December 31, 2005

City, County & State	33%	32%

Education	17	17

Water & Sewer	15	15

Power	13	13

Hospital	7	8

Transportation	7	7

Lease Revenue	6	6

Tax Revenue	2	2

As of December 31, 2006 and 2005, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES
DECEMBER 31, 2006
BlackRock Municipal 2018 Term Trust (BPK)

Trust Information

Symbol on New York Stock Exchange:	BPK

Initial Offering Date:	October 26, 2001

Termination Date (on or about):	December 31, 2018

Closing Market Price as of 12/31/06:	$17.01

Net Asset Value as of 12/31/06:	$15.97

Yield on Closing Market Price as of 12/31/06 ($17.01):[1]	5.33%

Current Monthly Distribution per Common Share:[2]	$0.07550

Current Annualized Distribution per Common Share:[2]	$0.90600

Leverage as of 12/31/06:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/06	12/31/05	Change	High	Low

Market Price	$17.01	$15.71	8.27%	$17.50	$15.10

NAV	$15.97	$15.71	1.65%	$16.10	$15.54

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2006	December 31, 2005

Hospital	23%	24%

Industrial & Pollution Control	23	22

City, County & State	21	22

Housing	11	12

Education	5	5

Transportation	5	5

Tax Revenue	4	4

Lease Revenue	3	3

Power	3	3

Tobacco	2	—

Credit Breakdown4

Credit Rating	December 31, 2006	December 31, 2005

AAA/Aaa	24%	21%

AA/Aa	10	5

A	22	25

BBB/Baa	28	28

BB/Ba	1	5

B	5	2

Not Rated[5]	10	14

[4]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2006, and December 31, 2005, the market value of these securities was $5,742,150 representing 1.5% and $23,429,928 representing 6.4%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES
DECEMBER 31, 2006
BlackRock Municipal 2020 Term Trust (BKK)

Trust Information

Symbol on New York Stock Exchange:	BKK

Initial Offering Date:	September 30, 2003

Termination Date (on or about):	December 31, 2020

Closing Market Price as of 12/31/06:	$15.77

Net Asset Value as of 12/31/06:	$15.77

Yield on Closing Market Price as of 12/31/06 ($15.77):[1]	5.04%

Current Monthly Distribution per Common Share:[2]	$0.066250

Current Annualized Distribution per Common Share:[2]	$0.795000

Leverage as of 12/31/06:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/06	12/31/05	Change	High	Low

Market Price	$15.77	$14.00	12.64%	$15.80	$14.00

NAV	$15.77	$15.28	3.21%	$15.91	$15.09

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2006	December 31, 2005

City, County & State	24%	29%

Hospital	17	17

Industrial & Pollution Control	17	16

Tobacco	11	5

Education	8	6

Housing	7	8

Power	6	4

Tax Revenue	5	4

Transportation	5	6

Lease Revenue	—	5

Credit Breakdown4

Credit Rating	December 31, 2006	December 31, 2005

AAA/Aaa	21%	19%

AA/Aa	8	5

A	16	15

BBB/Baa	35	41

BB/Ba	1	1

B	5	4

Not Rated	14	15

[4]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES
DECEMBER 31, 2006
BlackRock Strategic Municipal Trust (BSD)

Trust Information

Symbol on New York Stock Exchange:	BSD

Initial Offering Date:	August 25, 1999

Closing Market Price as of 12/31/06:	$18.69

Net Asset Value as of 12/31/06:	$15.64

Yield on Closing Market Price as of 12/31/06 ($18.69):[1]	5.88%

Current Monthly Distribution per Common Share:[2]	$0.091625

Current Annualized Distribution per Common Share:[2]	$1.099500

Leverage as of 12/31/06:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/06	12/31/05	Change	High	Low

Market Price	$18.69	$17.14	9.04%	$19.95	$15.75

NAV	$15.64	$15.68	(0.26)%	$15.87	$15.24

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2006	December 31, 2005

City, County & State	24%	15%

Hospital	20	14

Industrial & Pollution Control	19	23

Power	8	10

Transportation	7	6

Education	6	9

Housing	6	7

Tax Revenue	6	5

Water & Sewer	4	5

Lease Revenue	—	5

Other	—	1

Credit Breakdown4

Credit Rating	December 31, 2006	December 31, 2005

AAA/Aaa	47%	48%

AA/Aa	17	15

A	7	11

BBB/Baa	15	12

BB/Ba	3	4

B	4	5

Not Rated[5]	7	5

[4]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.
[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2006, and December 31, 2005, the market value of these securities was $1,007,720 representing 0.6% and $998,610 representing 0.6%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES
DECEMBER 31, 2006
BlackRock California Insured Municipal 2008 Term Trust (BFC)

Trust Information

Symbol on New York Stock Exchange:	BFC

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 12/31/06:	$15.34

Net Asset Value as of 12/31/06:	$15.41

Yield on Closing Market Price as of 12/31/06 ($15.34):[1]	5.04%

Current Monthly Distribution per Common Share:[2]	$0.064375

Current Annualized Distribution per Common Share:[2]	$0.772500

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/06	12/31/05	Change	High	Low

Market Price	$15.34	$15.31	0.20%	$15.84	$15.05

NAV	$15.41	$15.86	(2.84)%	$15.92	$15.36

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2006	December 31, 2005

Lease Revenue	26%	20%

City, County & State	22	21

Power	22	19

Tax Revenue	14	8

Education	10	12

Water & Sewer	5	10

Hospital	1	1

Resource Recovery	—	5

Transportation	—	4

As of December 31, 2006 and 2005, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES
DECEMBER 31, 2006
BlackRock California Municipal 2018 Term Trust (BJZ)

Trust Information

Symbol on New York Stock Exchange:	BJZ

Initial Offering Date:	October 26, 2001

Termination Date (on or about):	December 31, 2018

Closing Market Price as of 12/31/06:	$15.94

Net Asset Value as of 12/31/06:	$15.26

Yield on Closing Market Price as of 12/31/06 ($15.94):[1]	4.61%

Current Monthly Distribution per Common Share:[2]	$0.061250

Current Annualized Distribution per Common Share:[2]	$0.735000

Leverage as of 12/31/06:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/06	12/31/05	Change	High	Low

Market Price	$15.94	$15.19	4.94%	$15.98	$14.90

NAV	$15.26	$15.21	0.33%	$15.39	$14.94

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2006	December 31, 2005

City, County & State	21%	21%

Transportation	19	19

Hospital	14	14

Lease Revenue	14	15

Industrial & Pollution Control	9	7

Education	8	8

Housing	6	7

Power	5	5

Water & Sewer	4	4

Credit Breakdown4

Credit Rating	December 31, 2006	December 31, 2005

AAA/Aaa	40%	37%

AA/Aa	3	4

A	29	35

BBB/Baa	25	21

Not Rated	3	3

[4]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES
DECEMBER 31, 2006
BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

Trust Information

Symbol on New York Stock Exchange:	BRF

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 12/31/06:	$14.42

Net Asset Value as of 12/31/06:	$14.83

Yield on Closing Market Price as of 12/31/06 ($14.42):[1]	3.12%

Current Monthly Distribution per Common Share:[2]	$0.0375

Current Annualized Distribution per Common Share:[2]	$0.4500

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/06	12/31/05	Change	High	Low

Market Price	$14.42	$15.11	(4.57)%	$15.52	$13.75

NAV	$14.83	$15.04	(1.40)%	$15.07	$14.68

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2006	December 31, 2005

Tax Revenue	41%	36%

City, County & State	17	10

Education	12	12

Power	12	16

Transportation	7	5

Resource Recovery	6	4

Water & Sewer	4	4

Other	1	—

Lease Revenue	—	13

As of December 31, 2006 and 2005, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES
DECEMBER 31, 2006
BlackRock Florida Municipal 2020 Term Trust (BFO)

Trust Information

Symbol on New York Stock Exchange:	BFO

Initial Offering Date:	September 30, 2003

Termination Date (on or about):	December 31, 2020

Closing Market Price as of 12/31/06:	$13.85

Net Asset Value as of 12/31/06:	$15.16

Yield on Closing Market Price as of 12/31/06 ($13.85):[1]	4.42%

Current Monthly Distribution per Common Share:[2]	$0.0510

Current Annualized Distribution per Common Share:[2]	$0.6120

Leverage as of 12/31/06:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/06	12/31/05	Change	High	Low

Market Price	$13.85	$13.35	3.75%	$14.55	$12.92

NAV	$15.16	$14.90	1.74%	$15.25	$14.69

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2006	December 31, 2005

City, County & State	25%	26%

Water & Sewer	18	18

Tobacco	11	10

Education	10	10

Power	10	10

Tax Revenue	8	7

Hospital	6	6

Industrial & Pollution Control	5	5

Lease Revenue	4	5

Transportation	3	3

Credit Breakdown4

Credit Rating	December 31, 2006	December 31, 2005

AAA/Aaa	59%	58%

AA/Aa	1	1

A	4	4

BBB/Baa	16	17

BB/Ba	2	2

Not Rated[5]	18	18

[4]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.

[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2006, and December 31, 2005, the market value of these securities was $2,115,580 representing 1.7% and $2,124,960 representing 1.7%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES
DECEMBER 31, 2006
BlackRock New York Insured Municipal 2008 Term Trust (BLN)

Trust Information

Symbol on New York Stock Exchange:	BLN

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 12/31/06:	$14.90

Net Asset Value as of 12/31/06:	$15.42

Yield on Closing Market Price as of 12/31/06 ($14.90):[1]	3.67%

Current Monthly Distribution per Common Share:[2]	$0.0456

Current Annualized Distribution per Common Share:[2]	$0.5472

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/06	12/31/05	Change	High	Low

Market Price	$14.90	$15.30	(2.61)%	$15.60	$14.60

NAV	$15.42	$15.73	(1.97)%	$15.77	$15.31

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2006	December 31, 2005

Transportation	25%	26%

Education	19	20

Water & Sewer	15	11

City, County & State	10	17

Hospital	9	8

Power	8	6

Tax Revenue	7	6

Lease Revenue	4	3

Housing	3	3

As of December 31, 2006 and 2005, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES
DECEMBER 31, 2006
BlackRock New York Municipal 2018 Term Trust (BLH)

Trust Information

Symbol on New York Stock Exchange:	BLH

Initial Offering Date:	October 26, 2001

Termination Date (on or about):	December 31, 2018

Closing Market Price as of 12/31/06:	$15.62

Net Asset Value as of 12/31/06:	$16.33

Yield on Closing Market Price as of 12/31/06 ($15.62):[1]	4.71%

Current Monthly Distribution per Common Share:[2]	$0.061250

Current Annualized Distribution per Common Share:[2]	$0.735000

Leverage as of 12/31/06:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/06	12/31/05	Change	High	Low

Market Price	$15.62	$15.15	3.10%	$15.94	$15.00

NAV	$16.33	$16.11	1.37%	$16.43	$15.98

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2006	December 31, 2005

Education	22%	22%

Hospital	16	17

City, County & State	11	11

Tobacco	11	10

Transportation	11	11

Lease Revenue	10	10

Industrial & Pollution Control	7	7

Tax Revenue	6	6

Housing	5	5

Power	1	1

Credit Breakdown4

Credit Rating	December 31, 2006	December 31, 2005

AAA/Aaa	39%	35%

AA/Aa	37	26

A	9	21

BBB/Baa	10	13

B	2	1

CCC/Caa	3	3

Not Rated	—	1

[4]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.

TRUST SUMMARIES
DECEMBER 31, 2006
BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Trust Information

Symbol on American Stock Exchange:	BPS

Initial Offering Date:	August 25, 1999

Closing Market Price as of 12/31/06:	$17.43

Net Asset Value as of 12/31/06:	$15.01

Yield on Closing Market Price as of 12/31/06 ($17.43):[1]	5.20%

Current Monthly Distribution per Common Share:[2]	$0.0755

Current Annualized Distribution per Common Share:[2]	$0.9060

Leverage as of 12/31/06:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/06	12/31/05	Change	High	Low

Market Price	$17.43	$15.85	9.97%	$18.40	$15.15

NAV	$15.01	$15.27	(1.70)%	$15.30	$14.97

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2006	December 31, 2005

Education	29%	24%

Water & Sewer	15	9

Transportation	15	23

Hospital	9	15

Housing	9	12

City, County & State	8	2

Lease Revenue	6	6

Industrial & Pollution Control	5	6

Other	2	—

Power	2	3

Credit Breakdown4

Credit Rating	December 31, 2006	December 31, 2005

AAA/Aaa	61%	61%

AA/Aa	11	7

A	17	21

BBB/Baa	8	8

Not Rated	3 [5]	3

[4]	Using the higher of S&P’s, Moody’s or Fitch’s ratings.

[5]

The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2006, the market value of these securities was $1,007,720 representing 2.1% of the Trust’s long-term investments.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006
BlackRock Insured Municipal 2008 Term Trust (BRM)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—108.1%
			Alabama—1.6%
AAA	$6,555		Birmingham Jefferson Civic Ctr. Auth. ST, Ser. A, 4.25%, 1/01/09, FSA	No Opt. Call	$6,632,939

			Arizona—2.2%
AAA	4,000		Chandler, Ad Valorem Ppty. Tax GO, Zero Coupon, 7/01/08, FGIC	No Opt. Call	3,785,760
AAA	1,000		City of Phoenix, Misc. Tax RB, Str. & Hwy. Proj., 4.25%, 7/01/09, FGIC	No Opt. Call	1,015,680
AAA	4,200		Pima Cnty., Hwy Impvt. Misc. RB, Str. & Hwy. Proj., 4.125%, 7/01/09, FGIC	07/08 @ 101	4,253,382

					9,054,822

			California—2.4%
			Dept. of Wtr. Recs., Cash Flow Mgmt. Elec., Pwr. & Lt. RB,
AAA	5,000		Ser. A, 3.125%, 5/01/08, FSA	No Opt. Call	4,973,850
AAA	5,000		Ser. A, 3.375%, 5/01/09, MBIA	No Opt. Call	4,981,500

					9,955,350

			Colorado—2.5%
AAA	2,000		E-470 Pub. Hwy. Auth., Hwy. Tolls RB, Ser. B, Zero Coupon, 9/01/11, MBIA	No Opt. Call	1,675,140
AAA	1,000		City of Thornton, Pub. Impvts. Lease Appropriation COP, 3.25%, 12/01/08, AMBAC	No Opt. Call	991,890
AAA	1,000		Cnty. of El Paso, Correctional Fac. Impvts. Lease Appropriation COP, Detention Fac. Proj.,
			Ser. B, 3.20%, 12/01/08, AMBAC	No Opt. Call	990,930
AAA	6,965		Regl. Transp. Dist., Trans. Impvts. Lease Appropriation COP, Transp. Vehicles Proj.,
			Ser. A, 5.00%, 6/01/08, MBIA	06/07 @ 101	7,071,982

					10,729,942

			Delaware—0.1%
AAA	650		Delaware River & Bay Auth., Pub. Impvt. Port, Arpt. & Marina RB, 3.25%, 1/01/09, MBIA	No Opt. Call	644,891

			District of Columbia—3.1%
			Dist. of Columbia, Ad Valorem Ppty. Tax GO,
AAA	195	[3]	Ser. B, 5.50%, 6/01/09, FSA	ETM	203,652
AAA	2,605		Ser. B, 5.50%, 6/01/09, FSA	No Opt. Call	2,714,436
AAA	10,000		Ser. B-1, 5.50%, 6/01/08, AMBAC	No Opt. Call	10,255,200

					13,173,288

			Florida—1.4%
AAA	2,280		Broward Cnty. Sch. Brd., Sch. Impvts. Lease Renewal COP, Ser. B, 4.25%, 7/01/09, FSA	No Opt. Call	2,309,731
AAA	2,080		City of Tampa, Wtr. RB, 5.50%, 10/01/08, FSA	No Opt. Call	2,147,600
AAA	1,300		Town of Palm Beach, Misc. RB, Restoration Proj., Ser. A, 5.00%, 1/01/09, FSA	No Opt. Call	1,334,905

					5,792,236

			Georgia—6.1%
AAA	5,000		Georgia GO, Ser. E, 5.25%, 2/01/10	No Opt. Call	5,243,150
AAA	20,000		Monroe Cnty. Dev. Auth., Indl. PCRB, Georgia Pwr. Co. Proj., 4.20%, 1/01/12, AMBAC	No Opt. Call	20,188,200

					25,431,350

			Hawaii—2.7%
AAA	4,750		City & Cnty. of Honolulu, Ad Valorem Ppty. Tax GO, Ser. E, 4.00%, 7/01/08, FGIC	No Opt. Call	4,778,310
AAA	6,510		Hawaii GO, Ser. CY, 4.00%, 2/01/09, FSA	No Opt. Call	6,559,151

					11,337,461

			Illinois—11.8%
AAA	3,105	[3]	Chicago Pub. Bldg. Comm., Sch. Impvt. Ad Valorem Ppty. Tax RB, Ser. A, Zero Coupon, 1/01/07, MBIA	ETM	3,104,379
AAA	2,000		Cook Cnty. Sch. Dist. No. 25, Ad Valorem Ppty. Tax GO, Arlington Heights Proj., 4.50%, 12/01/08, FSA	No Opt. Call	2,033,100
			Cook Cnty. High Sch. Dist. No. 201, Cash Flow Mgmt. Ad Valorem Ppty. Tax GO,
AAA	1,175	[3]	J. Sterling Morton Twnshp. Proj., Zero Coupon, 12/01/09, FGIC	ETM	1,055,326
AAA	4,805		J. Sterling Morton Twnshp. Proj., Zero Coupon, 12/01/09, FGIC	No Opt. Call	4,309,412
AAA	8,985		Du Page Cnty. Forest Presvtn. Dist., Pub. Impvts. Ad Valorem Ppty. Tax GO, Zero Coupon, 11/01/08	No Opt. Call	8,400,256
AAA	13,000		Fin. Auth., Gas Sply. RB, Peoples Gas, Lt. & Coke Proj., 3.05%, 2/01/33, AMBAC	No Opt. Call	12,898,080
AAA	6,750		Illinois, Pub. Impvts. GO, Ser. 1, 3.50%, 7/01/08, MBIA	No Opt. Call	6,741,158

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Illinois—(cont’d)
AAA	$1,455		Kane & Du Page Cntys. Cmnty. Unit Sch. Dist. No. 303, Sch. Impvts. Ad Valorem Ppty.
			Tax GO, Ser. A, 3.75%, 1/01/09, FSA	No Opt. Call	$1,458,347
			Met. Pier & Expo. Auth.,
AAA	8,385	[3]	Pub. Impvts. Misc. Tax RB, McCormick Place Expansion Proj., Zero Coupon, 6/15/08, FGIC	ETM	7,949,902
AAA	215		Pub. Impvts. Misc. Tax RB, McCormick Place Expansion Proj., Zero Coupon, 6/15/08, FGIC	No Opt. Call	203,874
AAA	1,570	[3]	Student Loans Lease Abatement RB, McCormick Place Expansion Proj., Ser. A, Zero Coupon, 6/15/08, FGIC	ETM	1,488,533

					49,642,367

			Kansas—0.2%
AAA	1,000		Dev. Fin. Auth., Wtr. Util. Impvt. Wtr. RB, Pub. Wtr. Sply. Proj., 4.00%, 4/01/09, AMBAC	No Opt. Call	1,008,550

			Kentucky—0.9%
AAA	3,890		Owensboro, Elec., Lt. & Pwr. Impvt. RB, Ser. B, Zero Coupon, 1/01/09, AMBAC	No Opt. Call	3,611,554

			Michigan—4.1%
AAA	6,315		Detroit City Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Sch. Bldg. & Site Impvt. Proj.,
			Ser. A, 4.00%, 5/01/09, FGIC	No Opt. Call	6,362,489
AAA	1,665	[3]	Detroit, Pub. Impvts. Ad Valorem Ppty. Tax GO, 3.50%, 4/01/09, MBIA	ETM	1,658,856
AAA	3,000		Trunk Line, Hwy. Impvt. Misc. RB, Ser. A, 4.125%, 11/01/08, FSA	No Opt. Call	3,028,740
AAA	2,695		West Ottawa Pub. Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. B, 3.50%, 5/01/09, FGIC	No Opt. Call	2,688,317
AAA	2,000		Western Twnshps. Util. Auth., Swr. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 1/01/09, FGIC	No Opt. Call	2,053,320
AAA	1,485		Wyandotte, Elec., Pwr. & Lt. RB, 6.25%, 10/01/08, MBIA	No Opt. Call	1,524,174

					17,315,896

			Mississippi—0.5%
AAA	2,175		De Soto Cnty. Sch. Dist., Ad Valorem Ppty. Tax GO, 3.25%, 2/01/09, FSA	No Opt. Call	2,154,599

			Nevada—1.2%
			Director of the State of Nevada, Dept. of Bus. & Ind. Transit Impvts. RB, Las Vegas Monorail Proj.,
AAA	2,085		Zero Coupon, 1/01/09, AMBAC	No Opt. Call	1,934,901
AAA	3,585		Zero Coupon, 1/01/10, AMBAC	No Opt. Call	3,199,612

					5,134,513

			New Jersey—0.7%
AAA	1,000		Monmouth Cnty. Impvt. Auth., Misc. RB, 5.00%, 12/01/08, FSA	No Opt. Call	1,026,310
AAA	1,750		Transp. Trust Fund Auth., Transit Impvt. RB, Ser. C, 5.25%, 12/15/08, AMBAC	No Opt. Call	1,804,513

					2,830,823

			New Mexico—0.6%
AAA	2,455		Fin. Auth., Pub. Impvt. Misc. RB, Ser. A, 3.80%, 6/01/08, MBIA	No Opt. Call	2,462,365

			New York—9.3%
AAA	15,500		City of New York, Ad Valorem Ppty. Tax GO, Ser. E, 6.20%, 8/01/07, MBIA	No Opt. Call	15,732,810
AAA	15,915		New York GO, Ser. F, 5.25%, 9/15/09, MBIA	09/08 @ 101	16,490,486
AAA	4,000		Port Auth. of New York & New Jersey, Port, Arpt. & Marina RB, Ser. 129, 2.875%, 11/01/08, FSA	No Opt. Call	3,933,360
AAA	2,715		Thruway Auth., Misc. RB, Local Hwy. & Brdg. Proj., Ser. A, 5.40%, 1/01/09, MBIA	01/07 @ 100	2,718,937

					38,875,593

			North Carolina—8.1%
			Eastn. Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB,
AAA	13,500		Ser. B, 6.125%, 1/01/09, FGIC	No Opt. Call	14,137,875
AAA	5,000		Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call	5,162,400
AAA	14,675		Ser. B, 7.25%, 1/01/07, CAPMAC	No Opt. Call	14,677,788

					33,978,063

			Oregon—1.5%
AAA	2,905		Dept. of Admin. Svcs., Lease Appropriation COP, 5.00%, 11/01/08, FSA	No Opt. Call	2,975,562
AAA	1,285		Lane Cnty. Sch. Dist. No. 4, Ad Valorem Ppty. Tax GO, J. Eugene Proj., 3.00%, 1/01/09, FSA	No Opt. Call	1,265,057
AAA	2,000		Washington & Clackamas Cntys. Sch. Dist. No. 23, Sch. Impvts. Ad Valorem Ppty. Tax GO, J. Tigard Proj., 3.75%, 6/15/08, MBIA	No Opt. Call	2,005,060

					6,245,679

			Pennsylvania—10.0%
AAA	1,500		Bristol Twnshp. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 4.25%, 2/15/09, FGIC	No Opt. Call	1,519,440
AAA	3,175		City of Philadelphia, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.10%, 9/15/08, FSA	No Opt. Call	3,200,464

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Pennsylvania—(cont’d)
			Dauphin Cnty. Gen. Auth., Hlth., Hosp. & Nursing Home RB, HAPSCO-Western Pennsylvania Hosp. Proj.,
AAA	$3,570		Ser. A, 6.25%, 7/01/08, MBIA	01/07 @ 100	$3,576,890
AAA	1,870	[3]	Ser. B, 6.25%, 7/01/08, MBIA	ETM	1,909,906
			Dept. of Gen. Svcs., Lease Appropriation COP,
AAA	2,075		4.50%, 5/01/08, FSA	No Opt. Call	2,098,302
AAA	2,120		4.50%, 11/01/08, FSA	No Opt. Call	2,152,436
AAA	2,165		4.50%, 5/01/09, FSA	No Opt. Call	2,204,836
AAA	2,220		4.50%, 11/01/09, FSA	No Opt. Call	2,269,151
AAA	16,250		Lehigh Cnty. Indl. Dev. Auth., Indl. PCRB, PPL Elec. Util. Corp., 3.125%, 11/01/08, AMBAC	No Opt. Call	16,077,750
AAA	3,125		Pittsburgh Pub. Pkg. Auth., Auto Pkg. RB, 3.25%, 12/01/08, AMBAC	No Opt. Call	3,101,375
AAA	3,955		West Chester Area Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. AA, 3.65%, 1/15/09, MBIA	07/07 @ 100	3,955,593

					42,066,143

			South Carolina—0.5%
AAA	2,020		Chester Cnty. Sch. Dist., Ad Valorem Ppty. Tax GO, 3.25%, 2/01/09, FSA	No Opt. Call	2,002,244

			Tennessee—0.2%
AAA	1,000		Clarksville, Wtr. RB, Wtr., Swr. & Gas Proj., 4.30%, 2/01/09, FSA	No Opt. Call	1,014,140

			Texas—20.4%
			City of Austin,
AAA	5,000		Elec., Pwr. & Lt. RB, 6.625%, 11/15/08, AMBAC	No Opt. Call	5,265,450
AAA	5,000		Elec., Pwr. & Lt. RB, Ser. A, Zero Coupon, 11/15/09, AMBAC	No Opt. Call	4,493,000
AAA	5,380		Pub. Impvts. Ad Valorem Ppty. Tax GO, 3.50%, 9/01/08, FSA	No Opt. Call	5,369,401
AAA	11,515		Wtr. RB, Ser. A, Zero Coupon, 11/15/08, MBIA	No Opt. Call	10,749,944
AAA	5,000		Wtr. RB, Ser. A, Zero Coupon, 11/15/09, MBIA	No Opt. Call	4,493,000
AAA	6,000	[3]	City of San Antonio, Elec., Pwr. & Lt. RB, Ser. B, Zero Coupon, 2/01/10, FGIC	ETM	5,349,480
			Coppell Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO,
AAA	1,430	[3]	6.10%, 8/15/09, MBIA	ETM	1,519,203
AAA	620		6.10%, 8/15/09, MBIA	02/07 @ 100	621,792
AAA	4,390		Houston Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO, Zero Coupon, 8/15/09, AMBAC	No Opt. Call	3,981,686
			Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB,
AAA	1,075	[3]	Zero Coupon, 9/01/08, AMBAC	ETM	1,011,403
AAA	13,925		Zero Coupon, 9/01/08, AMBAC	No Opt. Call	13,101,893
AAA	1,155	[3]	Zero Coupon, 9/01/09, AMBAC	ETM	1,046,938
AAA	15,020		Zero Coupon, 9/01/09, AMBAC	No Opt. Call	13,604,065
AAA	1,500		North Texas Tollway Auth., Hwy. Tolls RB, Ser. C, 5.00%, 1/01/09, FSA	No Opt. Call	1,538,820
			Pub. Fin. Auth.,
AAA	5,900		Lease Appropriation RB, Ser. B, 6.25%, 2/01/09, AMBAC	No Opt. Call	6,201,962
AAA	2,250	[4]	Lease RB, Gen Svcs. Comm. Projs., 5.50%, 2/01/08, AMBAC	N/A	2,318,040
AAA	750		Lease RB, Gen Svcs. Comm. Projs., 5.50%, 2/01/09, AMBAC	02/08 @ 101	771,540
AAA	2,270		Misc. RB, 3.50%, 2/01/09, FGIC	No Opt. Call	2,263,621
AAA	2,275		Ysleta Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO, Zero Coupon, 8/15/08, PSF	No Opt. Call	2,143,710

					85,844,948

			Utah—3.3%
			Intermountain Pwr. Agcy., Elec., Pwr. & Lt. RB,
AAA	2,215	[3]	Ser. B, 6.00%, 7/01/07, MBIA	ETM	2,241,624
AAA	1,285		Ser. B, 6.00%, 7/01/07, MBIA	No Opt. Call	1,300,176
AAA	10,300	[4]	Utah, Hwy. Impvts. Ad Valorem Ppty. Tax GO, Ser. F, 5.00%, 7/01/07	N/A	10,373,645

					13,915,445

			Washington—10.5%
AAA	5,710		City of Seattle, Pub. Impvt. Ad Valorem Ppty. Tax GO, 4.00%, 7/01/08, FSA	No Opt. Call	5,742,319
AAA	1,250		Clark Cnty. Pub. Util. Dist. No. 1, Elec., Pwr. & Lt. RB, 5.00%, 1/01/09, MBIA	No Opt. Call	1,282,837
			Cnty. of King,
AAA	3,060		Ad Valorem Ppty Tax GO, 3.50%, 12/01/08, FSA	No Opt. Call	3,054,308
AAA	12,850		Recreational Fac. Impvts. Ad Valorem Ppty. Tax GO, Ser. D, 5.55%, 12/01/08, MBIA	12/07 @ 102	13,296,409
			Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Catholic Hlth. Initiatives Proj.,
AAA	1,010		Ser. A, 5.30%, 12/01/08, MBIA	No Opt. Call	1,040,068
AAA	1,000		Ser. A, 5.40%, 12/01/10, MBIA	06/10 @ 101	1,058,580

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)	Description	Option Call Provisions[2] (Unaudited)	Value

		Washington—(cont’d)
		Pub. Pwr. Sply. Sys., Elec., Pwr. & Lt. RB,
AAA	$11,000	Ser. A, 5.80%, 7/01/07, FSA	No Opt. Call	$11,119,570
AAA	5,550	Nuclear Proj. No. 3, Zero Coupon, 7/01/07, MBIA	No Opt. Call	5,449,989
AAA	2,000	Nuclear Proj. No. 3, Zero Coupon, 7/01/08, MBIA	No Opt. Call	1,892,320

				43,936,400

		West Virginia—0.4%
AAA	1,550	Econ. Dev. Auth., Correctional Fac. Impvts. Lease Appropriation RB, Correctional Juvenile Proj.,
		Ser. A, 4.25%, 6/01/08, MBIA	No Opt. Call	1,564,167

		Wisconsin—1.5%
AAA	6,080	Wisconsin, Pub. Impvts. Misc. GO, Ser. C, 4.00%, 5/01/09, MBIA	No Opt. Call	6,131,133

		Wyoming—0.3%
AAA	1,270	Albany Cnty. Impvts. Stat Trust, Pub. Impvts. Lease Abatement COP, 3.75%, 1/15/09, MBIA	No Opt. Call	1,271,219

		Total Long-Term Investments (cost $444,796,381)		453,758,120

	Shares (000)

		MONEY MARKET FUND—10.4%
NR	43,471	AIM Tax Free Cash Reserve Portfolio— Institutional Class (cost $43,471,173)	N/A	43,471,173

		Total Investments—118.5% (cost $488,267,5545)		$497,229,293
		Other assets in excess of liabilities—0.8%		3,461,328
		Preferred shares at redemption value, including dividends payable—(19.3)%		(81,059,180)

		Net Assets Applicable to Common Shareholders—100%		$419,631,441

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]	Security is collateralized by Municipal or U.S. Treasury obligations.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]

Cost for federal income tax purposes is $487,802,646. The net unrealized appreciation on a tax basis is $9,426,647, consisting of $10,452,022 gross unrealized appreciation and $1,025,375 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 95.5% of the Trust’s managed assets.

AMBAC	—	25.7%
CAPMAC	—	4.1%
FGIC	—	12.8%
FSA	—	17.5%
MBIA	—	26.3%
PSF	—	0.4%
Other	—	8.7%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
CAPMAC	—	Capital Markets Assurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
COP	—	Certificate of Participation	PCRB	—	Pollution Control Revenue Bond
ETM	—	Escrowed to Maturity	PSF	—	Public School Fund Guaranteed
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FSA	—	Financial Security Assurance	ST	—	Special Tax

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006
BlackRock Insured Municipal Term Trust (BMT)

(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—128.8%
			Alabama—0.9%
AAA	$1,000		Birmingham Jefferson Civic Ctr. Auth. ST, Ser. A, 4.375%, 1/01/11, FSA	No Opt. Call	$1,025,290
AAA	1,410		Fed. Hwy. Fin. Auth., Hwy. Impvts. Hwy. Tolls RB, Grant Antic. Notes, Ser. A, 4.50%, 3/01/11, MBIA	No Opt. Call	1,453,555

					2,478,845

			Alaska—8.3%
			City of Anchorage, Ad Valorem Ppty. Tax GO,
AAA	14,345		Ser. B, 4.125%, 7/01/11, MBIA	No Opt. Call	14,607,801
AAA	6,000		Ser. B, 4.625%, 7/01/10, FGIC	No Opt. Call	6,190,860
AAA	1,260		Univ. of Alaska, Coll. & Univ. RB, Ser. K, 3.75%, 10/01/10, FGIC	No Opt. Call	1,264,334

					22,062,995

			Arizona—3.2%
AAA	1,000		Arizona St. Univ., Univ. & Coll. Impvts. RB, 4.20%, 7/01/11, FGIC	No Opt. Call	1,022,660
AAA	1,030		Mesa, Ad Valorem Ppty. Tax GO, Ser. A, 3.75%, 7/01/10, FGIC	No Opt. Call	1,033,358
AAA	6,340		Pima Cnty. Str. & Hwy., Hwy Impvt. Misc. RB, 4.25%, 7/01/11, FGIC	07/08 @ 101	6,430,281

					8,486,299

			Arkansas—0.2%
AAA	500		City of Little Rock, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.00%, 4/01/11, FSA	No Opt. Call	505,145

			California—6.9%
AAA	145		California, Pub. Impvts. Misc. GO, 6.80%, 11/01/10, FGIC	05/07 @ 100	146,524
AAA	6,100	[3]	Contra Costa Trans. Auth., Hwy. Impvt. Sales Tax RB, 6.50%, 3/01/09, FGIC	ETM	6,345,220
			Dept. of Wtr. Recs., Cash Flow Mgmt. Elec., Pwr. & Lt. RB,
AAA	5,000		Ser. A, 3.60%, 5/01/10, AMBAC	No Opt. Call	5,005,000
AAA	3,500		Ser. A, 3.70%, 5/01/11, MBIA	No Opt. Call	3,514,945
AAA	3,065		Los Angeles Cnty. Cap. Asset Leasing Corp., Lease Abatement RB, 6.051%, 12/01/10, AMBAC	No Opt. Call	3,333,310

					18,344,999

			Colorado—1.2%
AAA	3,245		Weld Cnty. Sch. Dist. No. 6, Ad Valorem Ppty. Tax GO, Greeley Proj., 3.75%, 12/01/10, FSA	No Opt. Call	3,260,219

			Delaware—0.4%
AAA	1,015		Delaware River & Bay Auth., Pub. Impvt. Port, Arpt. & Marina RB, 3.75%, 1/01/11, MBIA	No Opt. Call	1,019,121

			District of Columbia—4.0%
AAA	10,000		Dist. of Columbia, Ad Valorem Ppty. Tax GO, Ser. B, 5.50%, 6/01/11, FSA	No Opt. Call	10,716,000

			Florida—0.9%
AAA	2,320		City of Tampa, Wtr. RB, 5.50%, 10/01/10, FSA	No Opt. Call	2,469,640

			Hawaii—4.6%
AAA	11,080	[4]	Hawaii, Pub. Impvts. Misc. Tax GO, Ser. CN, 5.25%, 3/01/07, FGIC	N/A	11,330,186
AAA	1,000		Univ. of Hawaii, Univ. & Coll. Impvts. RB, 3.875%, 7/15/10, FGIC	No Opt. Call	1,007,400

					12,337,586

			Illinois—15.9%
			Chicago Park Dist., Ad Valorem Ppty. Tax GO,
AAA	3,120		Ser. A, 3.50%, 1/01/10, FGIC	No Opt. Call	3,105,024
AAA	3,695		Ser. A, 4.00%, 1/01/11, FGIC	No Opt. Call	3,735,904
			City of Chicago, Ad Valorem Ppty. Tax GO,
AAA	4,000		Ser. A, 4.375%, 1/01/11, AMBAC	No Opt. Call	4,099,640
AAA	1,790		Ser. A, 5.00%, 1/01/11, MBIA	No Opt. Call	1,875,884
			Du Page & Cook Cntys. Cmnty. Unit Sch. Dist. No. 205, Sch. Impvts. Ad Valorem Ppty. Tax GO,
Aaa	315[3]		4.50%, 1/01/11, FGIC	ETM	324,774
AAA	685		4.50%, 1/01/11, FGIC	No Opt. Call	705,228
AAA	1,750		Du Page & Will Cntys. Cmnty. Sch. Dist. No. 204, Sch. Impvts. Ad Valorem Ppty. Tax GO,
			Indian Proj., 4.25%, 12/30/10, FGIC	No Opt. Call	1,788,780
			Du Page Cnty. Forest Presvtn. Dist., Pub. Impvts. Ad Valorem Ppty. Tax GO,
AAA	5,000		Zero Coupon, 11/01/10	No Opt. Call	4,327,250
AAA	11,965		Zero Coupon, 11/01/11	No Opt. Call	9,958,350

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Illinois—(cont’d)
			Illinois,
AAA	$1,500		Poll. Ctrl. GO, Ser. 1, 4.50%, 2/01/11, FGIC	No Opt. Call	$1,546,140
AAA	4,000		Poll. Ctrl. GO, Ser. 1, 5.25%, 2/01/11, FGIC	No Opt. Call	4,235,920
AAA	2,000		Sch. Impvts. GO, Ser. 1, 4.50%, 4/01/11, FSA	No Opt. Call	2,063,560
AAA	2,265		Kane & Du Page Cntys. Cmnty. Unit Sch. Dist. No. 303, Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 4.00%, 1/01/11, FSA	No Opt. Call	2,290,074
AAA	1,025		Orland Park, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 3.50%, 12/01/10, FGIC	No Opt. Call	1,018,296
AAA	1,075		Rockford Sch. Dist. No. 205, Ad Valorem Ppty. Tax GO, 4.30%, 2/01/11, FGIC	No Opt. Call	1,099,155

					42,173,979

			Indiana—4.1%
			Indianapolis Loc. Pub. Impvt. Bond Bank, Wtr. Util. Impvts. Wtr. RB,
AAA	2,085		Ser. A, 4.25%, 7/01/10, MBIA	No Opt. Call	2,125,803
AAA	2,815		Ser. A, 4.375%, 1/01/11, MBIA	No Opt. Call	2,888,303
AAA	2,950		Ser. A, 4.375%, 7/01/11, MBIA	No Opt. Call	3,034,399
AAA	2,635		Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, Pwr. Sply. Sys. Proj., Ser. A, 4.50%, 1/01/11, AMBAC	No Opt. Call	2,713,787

					10,762,292

			Kansas—0.8%
			Dev. Fin. Auth., Wtr. Util. Impvts. Wtr. RB,
AAA	1,025		4.125%, 4/01/10, AMBAC	No Opt. Call	1,040,560
AAA	1,000		4.25%, 4/01/11, AMBAC	No Opt. Call	1,023,600

					2,064,160

			Kentucky—3.5%
AAA	10,890		Econ. Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Norton Healthcare, Inc. Proj., Ser. B, Zero Coupon, 10/01/10, MBIA	No Opt. Call	9,343,620

			Louisiana—1.9%
AAA	5,000		Pub. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Ochsner Clinic Fndtn. Proj., Ser. B, 4.00%, 5/15/11, MBIA	No Opt. Call	5,004,400

			Michigan—2.4%
			Detroit, Pub. Impvts. Ad Valorem Ppty. Tax GO,
AAA	1,580		4.00%, 4/01/10, MBIA	No Opt. Call	1,593,130
AAA	1,955		4.00%, 4/01/11, MBIA	No Opt. Call	1,972,810
AAA	35		Mun. Bd. Auth., Misc. RB, Ser. A, 6.50%, 11/01/12, MBIA	01/07 @ 100	35,078
AAA	2,810		Wyandotte City Sch. Dist., Ad Valorem Ppty. Tax GO, 4.00%, 5/01/11, FSA	No Opt. Call	2,845,996

					6,447,014

			Minnesota—1.9%
AAA	2,800		Hopkins Indpt. Sch. Dist. No. 270, Ad Valorem Ppty. Tax GO, Ser. B, 4.00%, 2/01/11, FSA	No Opt. Call	2,838,752
A+	2,180	[3]	Southern Minnesota Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB, Ser. B, 5.75%, 1/01/11	ETM	2,271,996

					5,110,748

			Nevada—2.1%
			Director of the State of Nevada Dept. of Bus. & Ind., Transit Impvts. RB, Las Vegas Monorail Proj.,
AAA	3,795		Zero Coupon, 1/01/11, AMBAC	No Opt. Call	3,257,438
AAA	2,870		Zero Coupon, 1/01/12, AMBAC	No Opt. Call	2,366,631

					5,624,069

			New Jersey—0.4%
AAA	1,000		Monmouth Cnty. Impvt. Auth., Gov’t. Loan Misc. RB, 3.375%, 12/01/10, FSA	No Opt. Call	988,500

			New Mexico—3.0%
			Fin. Auth., Pub. Impvt. Misc. RB,
AAA	1,304		Ser. A, 3.40%, 6/01/11, MBIA	No Opt. Call	1,287,726
AAA	1,020		Ser. A, 4.20%, 6/01/10, MBIA	No Opt. Call	1,038,268
AAA	1,590		Ser. A, 4.30%, 6/01/11, MBIA	No Opt. Call	1,630,641
AAA	1,750		Las Cruces Sch. Dist. No. 2, Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.25%, 8/01/11, FSA	08/09 @ 100	1,816,325
AAA	2,230	[3]	Transp. Comm., Sales Tax RB, Ser. B, 4.75%, 6/15/11, AMBAC	ETM	2,323,593

					8,096,553

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			New York—5.6%
AAA	$8,950		Long Island Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 5.50%, 12/01/10, AMBAC	No Opt. Call	$9,543,654
AAA	5,000		Thruway Auth., Hwy. Impvt. Income Tax RB, Ser. A, 5.00%, 3/15/11, FSA	No Opt. Call	5,263,000

					14,806,654

			Ohio—0.8%
AAA	1,000		Akron, Ad Valorem Ppty. Tax GO, 4.00%, 12/01/10, MBIA	No Opt. Call	1,011,560
AAA	1,015		Univ. of Cincinnati, Univ. & Coll. Impvts. RB, Ser. G, 3.50%, 6/01/09, AMBAC	No Opt. Call	1,011,945

					2,023,505

			Oregon—3.6%
AAA	1,995		Lane Cnty. Sch. Dist. No. 4, Ad Valorem Ppty. Tax GO, Eugene Proj., 3.75%, 1/01/11, FSA	No Opt. Call	2,003,100
			Washington & Clackamas Cntys. Sch. Dist. No. 23, Sch. Impvts. Ad Valorem Ppty. Tax GO, J. Tigard Proj.,
AAA	3,820		4.00%, 6/15/10, MBIA	No Opt. Call	3,866,910
AAA	3,720		4.00%, 6/15/11, MBIA	No Opt. Call	3,773,270

					9,643,280

			Pennsylvania—6.3%
AAA	2,430		Central York Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 4.125%, 6/01/11, FGIC	No Opt. Call	2,475,878
AAA	2,100		City of Philadelphia, Swr. RB, Wtr. & Wst. Proj., 5.625%, 6/15/08, AMBAC	No Opt. Call	2,160,270
AAA	1,875	[3]	Dauphin Cnty. Gen. Auth., Hlth., Hosp. & Nursing Home RB, HAPSCO-Western Pennsylvania Hosp. Proj., Ser. B, 6.25%, 7/01/07, MBIA`	ETM	1,915,013
AAA	7,500		Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Univ. of Pennsylvania Hlth. Sys. Proj., Ser. A, 5.25%, 8/01/10, FSA	08/09 @ 101	7,846,725
AAA	1,075		State Pub. Sch. Bldg. Auth., Sch. Impvts. Misc. RB, York Sch. Dist. Proj., 4.75%, 5/01/11, FSA	No Opt. Call	1,121,698
AAA	1,250		Wilson Sch. Dist., Ad Valorem Ppty. Tax GO, 4.00%, 5/15/10, FSA	No Opt. Call	1,263,075

					16,782,659

			Rhode Island—2.0%
AAA	235		Clean Wtr. Fin. Agcy., Poll. Ctrl. Misc. RB, Ser. A, 6.70%, 10/01/10, MBIA	04/07 @ 100	236,748
AAA	5,000	[3]	Rhode Island St. & Providence Plantations, Misc. Tax GO, Ser. B, 4.20%, 6/01/10, FGIC	ETM	5,086,000

					5,322,748

			Tennessee—0.8%
			Clarksville, Wtr. RB, Wtr., Swr. & Gas Proj.,
AAA	1,005		4.45%, 2/01/10, FSA	No Opt. Call	1,029,381
AAA	1,100		4.65%, 2/01/11, FSA	No Opt. Call	1,141,734

					2,171,115

			Texas—15.9%
			Bexar Met. Wtr. Dist., Wtr. RB,
AAA	315	[3]	3.70%, 5/01/10, FSA	ETM	314,225
AAA	770		3.70%, 5/01/10, FSA	No Opt. Call	770,239
AAA	315	[3]	3.80%, 5/01/11, FSA	ETM	315,488
AAA	775		3.80%, 5/01/11, FSA	No Opt. Call	776,907
AAA	1,090		City of Addison, Ad Valorem Ppty. Tax GO, 3.375%, 2/15/11, FGIC	No Opt. Call	1,072,059
			City of Houston,
AAA	5,000		Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 3/01/11, MBIA	No Opt. Call	5,248,300
AAA	2,000		Ad Valorem Ppty. Tax GO, Ser. A1, 5.00%, 3/01/11, MBIA	No Opt. Call	2,099,320
AAA	10,440		Swr. RB, Wtr. & Swr. Sys. Proj., Ser. C, Zero Coupon, 12/01/10, AMBAC	No Opt. Call	9,003,456
			Cnty. of Harris, Ad Valorem Ppty. Tax GO,
AAA	1,500		Ser. A, 5.00%, 10/01/10, FSA	No Opt. Call	1,568,775
AAA	330	[3]	Ser. B, Zero Coupon, 8/15/08, FGIC	ETM	310,982
AAA	2,255		Ser. B, Zero Coupon, 8/15/08, FGIC	No Opt. Call	2,124,864
AAA	2,000		Dallas Area Rapid Trans., Sales Tax RB, 4.30%, 12/01/10, AMBAC	No Opt. Call	2,044,120
AAA	2,490		Houston Area Wtr. Corp., Wtr. RB, Northeast Wtr. Purification Proj., 4.50%, 3/01/11, FGIC	No Opt. Call	2,563,032
AAA	5,550		Katy Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, Zero Coupon, 2/15/11	No Opt. Call	4,745,527
AAA	4,000		Mun. Pwr. Agcy., Elec., Pwr. & Lt. RB, 5.50%, 9/01/10, MBIA	No Opt. Call	4,246,280
AAA	2,245		Pub. Fin. Auth., Misc. RB, 4.00%, 2/01/11, FGIC	No Opt. Call	2,268,415
AAA	1,250		Texas Tech Univ., Coll. & Univ. RB, Ser. 9, 5.00%, 2/15/11, AMBAC	No Opt. Call	1,311,037
AAA	1,500		Univ. of Houston, Coll. & Univ. RB, Ser. A, 4.00%, 2/15/10, FSA	No Opt. Call	1,513,920

					42,296,946

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Utah—2.4%
AAA	$3,470		Intermountain Pwr. Agcy., Elec., Pwr. & Lt. RB, Ser. A, 5.25%, 7/01/11, MBIA	07/09 @ 101	$3,629,238
AAA	3,175		Salt Lake Cnty. Wtr. Conservancy Dist., Wtr. RB, Ser. A, Zero Coupon, 10/01/10, AMBAC	No Opt. Call	2,760,504

					6,389,742

			Washington—13.1%
AAA	7,345		Benton Cnty. Sch. Dist. No. 17, Sch. Impvts. Ad Valorem Ppty. Tax GO, Kennewick Proj., 4.50%, 12/01/10, FSA	No Opt. Call	7,565,644
AAA	1,000		Chelan Cnty. Sch. Dist. No. 246, Sch. Impvts. Ad Valorem Ppty. Tax GO, Wenatchee Proj., 4.50%, 12/01/10, FSA	No Opt. Call	1,030,040
AAA	1,010		City of Tacoma, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.625%, 12/01/10, FGIC	No Opt. Call	1,044,905
AAA	3,000		Clark Cnty. Pub. Util. Dist. No. 1, Elec., Pwr. & Lt. RB, 4.50%, 1/01/11, AMBAC	No Opt. Call	3,088,590
AAA	2,040		Clark Cnty. Sch. Dist. No. 114, Sch. Impvts. Ad Valorem Ppty. Tax GO, Evergreen Proj., 4.125%, 12/01/10, FSA	No Opt. Call	2,073,578
			Pub. Pwr. Sply. Sys., Elec., Pwr. & Lt. RB,
AAA	1,300		Ser. B, Zero Coupon, 7/01/10, MBIA	No Opt. Call	1,139,281
AAA	9,160	[3]	Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10, MBIA	ETM	8,041,381
AAA	3,745		Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10, MBIA	No Opt. Call	3,279,759
AAA	5,000	[4]	Washington, Pub. Impvts. GO, Ser. A, 5.50%, 7/01/09, MBIA	N/A	5,229,300
AAA	2,280		Whatcom Cnty. Sch. Dist. No. 503, Ad Valorem Ppty. Tax GO, Blaine Proj., 4.50%, 12/01/10, FSA	No Opt. Call	2,348,491

					34,840,969

			West Virginia—3.6%
			Econ. Dev. Auth., Correctional Fac. Impvts. Lease Appropriation RB, Correctional Juvenile & Pub. Proj.,
AAA	3,705		Ser. A, 4.50%, 6/01/10, MBIA	No Opt. Call	3,806,814
AAA	4,420		Ser. A, 4.50%, 6/01/11, MBIA	No Opt. Call	4,568,733
AAA	1,170		Sch. Bldg. Auth., Misc. RB, 4.00%, 7/01/11, AMBAC	No Opt. Call	1,185,900

					9,561,447

			Wisconsin—5.9%
AAA	1,045		Appleton, Wtr. RB, 4.375%, 1/01/11, FGIC	No Opt. Call	1,072,212
			Wisconsin, Misc. RB, Clean Wtr. Proj.
AAA	4,640		Ser. 2, 4.00%, 6/01/10, MBIA	No Opt. Call	4,692,014
AAA	9,850		Ser. 2, 4.00%, 6/01/11, MBIA	No Opt. Call	9,978,149

					15,742,375

			Wyoming—2.2%
			Albany Cnty. Impvts. Stat Trust, Pub. Impvts. Lease Abatement COP,
AAA	1,325		4.00%, 1/15/10, MBIA	No Opt. Call	1,335,149
AAA	1,450		4.00%, 7/15/10, MBIA	No Opt. Call	1,462,383
AAA	1,480		4.00%, 1/15/11, MBIA	No Opt. Call	1,493,128
AAA	1,510		4.00%, 7/15/11, MBIA	No Opt. Call	1,524,360

					5,815,020

			Total Long-Term Investments (cost $331,845,514)		342,692,644

			SHORT-TERM INVESTMENTS—33.9%
			California—0.9%
A-1+	2,495	[5]	Infrastructure & Econ. Dev. Bank, Misc. Purp. RB, California Indpt. Sys. Operator Corp. Proj., 3.82%, 1/03/07, AMBAC, FRWD	N/A	2,495,000

			District of Columbia—0.8%
SP-1+	2,000	[5]	Dist. of Columbia, Pub. Impvts. Ad Valorem Ppty Tax GO, 3.89%, 1/03/07, FSA, FRWD	N/A	2,000,000

			Illinois—0.7%
SP-1+	1,935	[5]	Toll Hwy. Auth., Hwy. Tolls RB, 3.89%, 1/03/07, MBIA, FRWD	N/A	1,935,000

			Maryland—1.3%
A-1+	3,553	[5]	Hlth. & Higher Edl. Facs. Auth., Misc. RB, 3.90%, 1/04/07, FRWD	N/A	3,553,000

			Massachusetts—2.5%
			Hlth. & Edl. Facs. Auth., Coll. & Univ. RB, Harvard Univ. Proj.,
A-1+	5,000	[5]	Ser. BB, 3.90%, 1/04/07, FRWD	N/A	5,000,000
A-1+	1,600	[5]	Ser. R, 3.95%, 1/02/07, FRDD	N/A	1,600,000

					6,600,000

			New Jersey—1.2%
A-1+	3,280	[5]	Sports & Expo. Auth., Misc. RB, Ser. B-2, 3.83%, 1/03/07, MBIA, FRWD	N/A	3,280,000

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Value

			North Carolina—2.6%
A-1+	$6,845	[5]	Buncombe Cnty. Met. Swr. Dist. Swr. Sys. RB, 3.91%, 1/04/07, XLCA, FRWD	$6,845,000

			Ohio—7.1%
VMIG1	10,000	[5]	Columbus Regl. Arpt. Auth., Port, Arpt. & Marina RB, Ser. A, 3.93%, 1/04/07, FRWD	10,000,000
VMIG1	8,900	[5]	Cnty. of Hamilton, Hlth., Hosp. & Nursing Home Impvts. RB, Elizabeth Gamble Deacones Proj., Ser. A, 3.87%, 1/03/07, FRWD	8,900,000

				18,900,000

			Pennsylvania—1.0%
A-1+	1,500	[5]	Emmaus Gen. Auth., Misc. RB, 3.92%, 1/03/07, FSA, FRWD	1,500,000
A-1+	1,100	[5]	Harrisburg Auth., Misc. RB, Harrisburg Proj., 3.91%, 1/04/07, AMBAC, FRWD	1,100,000
VMIG1	105	[5]	Higher Edl. Facs. Auth., Univ. & Coll. Impvts. RB, St. Sys. Higher Ed. Proj., Ser. AB, 3.91%, 1/04/07, MBIA, FRWD	105,000

				2,705,000

			Tennessee—2.5%
VMIG1	6,620	[5]	Clarksville Pub. Bldg. Auth., Pub. Impvt. Misc. RB, 4.00%, 1/02/07, FRDD	6,620,000

	Shares (000)

			Money Market Fund—13.3%
NR	35,414		AIM Tax Free Cash Reserve Portfolio—Institutional Class	35,413,909

			Total Short-Term Investments (cost $90,346,909)	90,346,909

			Total Investments—162.7% (cost $422,192,4236)	$433,039,553
			Other assets in excess of liabilities—1.4%	3,605,119
			Preferred shares at redemption value, including dividends payable—(64.1)%	(170,536,157)

			Net Assets Applicable to Common Shareholders—100%	$266,108,515

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]	Security is collateralized by Municipal or U.S. Treasury obligations.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of December 31, 2006.

[6]

Cost for federal income tax purposes is $421,867,106. The net unrealized appreciation on a tax basis is $11,172,447, consisting of $11,346,497 gross unrealized appreciation and $174,050 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 87.0% of the Trust’s managed assets.

AMBAC	—	14.0%
FGIC	—	16.4%
FSA	—	16.7%
MBIA	—	30.2%
XLCA	—	1.6%
Other	—	8.1%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	ST	—	Special Tax
FRWD	—	Floating Rate Weekly Demand	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006
BlackRock Municipal 2018 Term Trust (BPK)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—151.3%
			Alabama—2.5%
A2	$5,845		Huntsville Hlth. Care Auth., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.625%, 6/01/22	06/12 @ 101	$6,282,791

			California—7.1%
A	1,750		Agua Caliente Band of Cahuilla Indians, Casino Parimutuel Betting RB, 5.60%, 7/01/13	No Opt. Call	1,821,488
NR	1,120		City of Lincoln, Pub Impvts. ST, 5.90%, 9/01/24	09/13 @ 102	1,165,349
AAA	5,425		Clovis Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, Zero Coupon, 8/01/21, FGIC	No Opt. Call	2,908,071
			Poll. Control Fing. Auth., Rec. Recovery Impvts. RB,
BBB	6,500		Chemical Wst. Mgmt., Inc. Proj., Ser. C, 5.125%, 11/01/23, AMT	11/15 @ 101	6,827,340
BBB+	5,000		Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23, AMT	No Opt. Call	5,325,050

					18,047,298

			Colorado—4.3%
BBB	5,000		Hsg. & Fin. Auth., Rec. Recovery Misc. RB, Wst. Mgmt., Inc. Proj., 5.70%, 7/01/18, AMT	No Opt. Call	5,523,850
Baa2	5,010		Park Creek Met. Dist., Sr. Ltd. Ppty. Tax Misc. RB, 5.25%, 12/01/20	12/15 @ 101	5,294,418

					10,818,268

			Connecticut—1.5%
Baa3	3,750	[3]	Mashantucket Western Pequot Tribe, Recreational RB, Ser. B, 5.75%, 9/01/18	09/07 @ 102	3,852,225

			Florida—9.9%
NR	670		Baywinds Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 4.90%, 5/01/12	No Opt. Call	666,791
NR	2,000		CFM Cmnty. Dev. Dist., Pub. Impvt. SA, Ser. B, 5.875%, 5/01/14	No Opt. Call	2,080,100
NR4	90		Live Oak Cmnty. Dev. Dist. No. 1, Pub. Impvts. SA, Ser. B, 5.30%, 5/01/08	No Opt. Call	90,107
NR	1,750		Live Oak Cmnty. Dev. Dist. No. 2, Pub. Impvts. SA, Ser. B, 5.00%, 11/01/09	No Opt. Call	1,739,202
BB+	4,515		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,153,331
NR	1,465		Pine Island Cmnty. Dev. Dist., Pub. Impvt. Misc. RB, 5.30%, 11/01/10	No Opt. Call	1,484,162
NR	3,380		Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 6.375%, 5/01/13	No Opt. Call	3,415,760
NR4	5,410		Vlg. Ctr. Cmnty. Dev. Dist., Recreational Fac. Impvt. RB, Ser. B, 5.875%, 1/01/15	No Opt. Call	5,652,043
NR	3,130		Vlg. of Westport Cmnty. Dev. Dist., Pub. Impvt. RB, Ser. A, 5.40%, 5/01/20	05/13 @ 100	3,200,488
NR	1,450		Westchester Cmnty. Dev. Dist. No. 1, Pub. Impvts. SA, 6.00%, 5/01/23	05/13 @ 101	1,543,308

					25,025,292

			Illinois—24.5%
NR	1,825	[3]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,877,578
			Chicago O’Hare Intl. Arpt., Port, Arpt. & Marina RB,
AAA	5,000		Ser. A, 5.00%, 1/01/19, AMBAC	01/16 @ 100	5,363,250
AAA	8,000		Ser. A, 5.00%, 1/01/20, AMBAC	01/16 @ 100	8,556,240
AAA	5,000		Ser. A, 5.75%, 1/01/18, MBIA, AMT	01/12 @ 100	5,391,000
AAA	5,980	[5]	Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Edl. Adv. Fund, Inc. Proj., 6.00%, 5/01/12	N/A	6,701,965
			Fin. Auth.,
A2	12,500	[5]	Cash Flow Mgmt. Hlth., Hosp. & Nursing Home RB, Sunbelt Proj., 5.50%, 11/15/09	N/A	13,257,750
Baa2	2,750		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. A, 5.50%, 6/01/19	06/14 @ 100	2,939,667
A	5,000		Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Elmhurst Mem. Hosp. Proj., 5.50%, 1/01/22	01/13 @ 100	5,322,750
			Kane & Du Page Cntys. Cmnty. Unit Sch. Dist. No. 303, Sch. Impvts. Ad Valorem Ppty. Tax GO,
AAA	4,625	[5]	Ser. B, Zero Coupon, 1/01/12, FSA	N/A	2,770,283
AAA	4,100	[5]	Ser. B, Zero Coupon, 1/01/12, FSA	N/A	2,303,585
AAA	2,950	[5]	Ser. B, Zero Coupon, 1/01/12, FSA	N/A	1,464,764
AAA	1,700	[5]	Ser. B, Zero Coupon, 1/01/12, FSA	N/A	793,713
			Sports Facs. Auth., Recreational Fac. Impvts. Misc. Tax RB,
AAA	1,885		Zero Coupon, 6/15/19, AMBAC	06/15 @ 101	1,733,597
AAA	1,985		Zero Coupon, 6/15/20, AMBAC	06/15 @ 101	1,825,148
AAA	2,090		Zero Coupon, 6/15/21, AMBAC	06/15 @ 101	1,921,253

					62,222,543

			Indiana—10.4%
AA	13,970	[5]	Hlth. Fac. Fing. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Sisters of St. Francis Hlth. Proj., 5.75%, 11/01/11	N/A	15,337,943
BBB	2,500		Indianapolis Arpt. Auth., Port, Arpt. & Marina RB, FedEx Corp. Proj., 5.10%, 1/15/17, AMT	No Opt. Call	2,640,375
BBB+	4,000		Petersburg, Indl. RB, Indianapolis Pwr. & Lt. Co. Proj., 5.75%, 8/01/21	08/11 @ 102	4,203,760

See Notes to Financial Statements.

BlackRock Municipal 2018 Term Trust (BPK) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Indiana—(cont’d)
NR	$4,215		Vincennes, Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	$4,247,413

					26,429,491

			Louisiana—1.3%
AAA	3,145		Pub. Facs. Auth., Pub. Impvts. Misc. RB, 5.875%, 6/15/14, MBIA	06/10 @ 100	3,339,109

			Maryland—2.1%
NR	5,170		Frederick Cnty., Pub. Impvts. Spl. Tax ST, Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,312,175

			Michigan—3.0%
A1	5,450	[5]	Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Henry Ford Hlth. Sys. Proj., Ser. A, 6.00%, 11/15/09	N/A	5,854,226
			Pontiac Tax Increment Fin. Auth.,
A	700		Dev. Area 2, Tax Incr./Alloc. RB, 5.625%, 6/01/22, ACA	06/12 @ 101	745,073
A	1,000		Dev. Area 3, Tax Incr./Alloc. RB, 5.375%, 6/01/17, ACA	06/12 @ 101	1,054,000

					7,653,299

			Mississippi—4.3%
BBB	9,000		Lowndes Cnty., Indl. RB, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	10,927,080

			Multi-State—10.4%
A3	14,000	[3]	Charter Mac Equity Issuer Trust, Ser. A-3, 6.80%, 10/01/52	10/14 @ 100	15,988,700
			Munimae TE Bond Subsidiary, LLC,
Baa1	6,000	[3]	Ser. B2, 5.20%, 6/30/49	09/14 @ 100	6,207,000
Baa3	4,000	[3]	Ser. D, 5.90%, 9/15/49	09/15 @ 101	4,247,520

					26,443,220

			Nevada—3.0%
BBB+	5,000		Director of the State of Nevada Dept. of Bus. & Ind., Rec. Recovery Impvts. RB, Republic Svcs., Inc. Proj., 5.625%, 12/01/26, AMT	No Opt. Call	5,516,800
NR	1,000		Henderson Local Impvt. Dists., Pub. Impvts. SA, 5.15%, 9/01/21	03/07 @ 103	1,022,140
NR	1,090		Las Vegas Spl. Dist. 809, Pub. Impvts. RB, Summerlin Area Proj., 5.35%, 6/01/17	06/07 @ 103	1,124,716

					7,663,656

			New Hampshire—6.3%
			Bus. Fin. Auth.,
Aaa	6,000		Indl. RB, Pub. Svc. Co. Proj., Ser. B, 4.75%, 5/01/21, MBIA, AMT	06/13 @ 102	6,142,920
AAA	7,000		Rec. Recovery RB, Pub. Svc. Co. Proj., Ser. C, 5.45%, 5/01/21, MBIA	05/12 @ 101	7,586,950
A+	2,025		Hlth. & Ed. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Exeter Hosp./Healthcare, Inc. Proj., 6.00%, 10/01/24	10/11 @ 101	2,228,371

					15,958,241

			New Jersey—12.6%
			Econ. Dev. Auth.,
BBB	8,500		Econ. Impvts Misc. RB, Cigarette Tax Proj., 5.50%, 6/15/24	06/12 @ 100	8,959,085
B	4,065		Port, Arpt. & Marina Impvts. RB, Continental Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	4,349,022
B	6,750		Port, Arpt. & Marina Impvts. RB, Continental Airlines, Inc. Proj., 7.20%, 11/15/30, AMT	11/10 @ 101	7,229,182
Baa3	8,410		SA, Kapkowski Rd. Landfill Proj., 5.50%, 4/01/16	No Opt. Call	8,837,396
NR	2,500		Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.125%, 1/01/25	01/15 @ 100	2,580,325

					31,955,010

			New York—8.0%
AA-	7,500		City of New York, Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 9/01/18	09/15 @ 100	8,016,300
B	3,460		New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj., 7.625%, 8/01/25, AMT	08/16 @ 101	4,239,400
AA-	7,500		Tobacco Settlement Fing., Hsg. Tobacco Settlement Funded SA, Ser. B1, 5.50%, 6/01/20	06/13 @ 100	8,166,825

					20,422,525

			North Carolina—1.7%
A-	4,000		Wake Cnty. Ind. Facs. & Poll. Control Fing. Auth., Indl. RB, Carolina Pwr. & Lt. Co. Proj., 5.375%, 2/01/17	02/12 @ 101	4,239,880

			Ohio—0.2%
NR	500		Pinnacle Cmnty. Infrastructure Fing. Auth., Hsg. Misc. RB, Ser. A, 6.00%, 12/01/22	12/14 @ 101	527,145

See Notes to Financial Statements.

BlackRock Municipal 2018 Term Trust (BPK) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Oklahoma—1.2%
B	$2,700		Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A, 7.75%, 6/01/35, AMT	No Opt. Call	$3,116,286

			Pennsylvania—7.3%
NR	2,000		Montgomery Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	2,123,420
			Philadelphia Auth. for Indl. Dev., Indl. Impvts. RB,
AAA	5,000		Ser. B, 5.50%, 10/01/18, FSA	10/11 @ 101	5,401,300
AAA	5,000		Ser. B, 5.50%, 10/01/19, FSA	10/11 @ 101	5,401,300
			West Cornwall Twnshp. Mun. Auth., Univ. & Coll. Impvts. RB, Elizabethtown Coll. Proj.,
BBB+	2,500	[5]	5.90%, 12/15/11	N/A	2,743,600
BBB+	2,650	[5]	6.00%, 12/15/11	N/A	2,920,114

					18,589,734

			Puerto Rico—1.1%
BBB	2,665		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.25%, 7/01/17	07/16 @ 100	2,904,264

			South Carolina—2.2%
BBB+	5,000		Jobs-Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Alliance Proj., Ser. A, 6.125%, 8/01/23	08/13 @ 100	5,571,600

			Tennessee—2.6%
AAA	12,000		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home RB, Covenant Hlth. Proj., Ser. A, Zero Coupon, 1/01/19, FSA	01/13 @ 71.667	6,633,600

			Texas—11.2%
BBB	2,000		Alliance Arpt. Auth., Indl. RB, FedEx Corp. Proj., 4.85%, 4/01/21, AMT	04/16 @ 100	2,034,180
			Birdville Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO,
AAA	1,615		Zero Coupon, 2/15/18, PSF	No Opt. Call	1,015,835
AAA	1,815		Zero Coupon, 2/15/19, PSF	No Opt. Call	1,088,564
AAA	2,625		Zero Coupon, 2/15/20, PSF	No Opt. Call	1,501,658
AAA	2,500		Zero Coupon, 2/15/21, PSF	No Opt. Call	1,363,025
BBB	10,010		Brazos River Auth., Rec. Recovery RB, TXU Energy Co. LLC Proj., Ser. C, 5.75%, 5/01/36, AMT	No Opt. Call	10,614,003
AAA	5,000		Dallas-Fort Worth Intl. Arpt. Facs. Impvt. Corp., Port, Arpt. & Marina RB,	11/11 @ 100	5,408,450
			Ser. A, 5.875%, 11/01/17, FGIC, AMT
AAA	5,000		Ser. A, 5.875%, 11/01/18, FGIC, AMT	11/11 @ 100	5,408,450

					28,434,165

			Trust Territories—1.6%
A	4,000	[3]	San Manuel Entertainment Auth. RB, 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	12/13 @ 102	3,999,880

			Washington—4.5%
			Energy Northwest, Elec., Pwr. & Lt. RB,
A-	5,000	[5]	Ser. A, 6.00%, 1/01/07	N/A	5,150,600
A-	6,175	[5]	Ser. B, 5.875%, 1/01/07	N/A	6,360,929

					11,511,529

			Wisconsin—6.5%
			Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB,
AA-	4,560	[5]	Foredert & Cmnty. Proj., 5.375%, 10/01/11	N/A	4,920,012
AA-	440		Foredert & Cmnty. Proj., 5.375%, 10/01/21	10/11 @ 101	471,360
A-	10,000	[5]	Wheaton Franciscan Svcs. Proj., 6.25%, 2/15/12	N/A	11,208,200

					16,599,572

			Total Long-Term Investments (cost $358,019,335)		384,479,878

			SHORT-TERM INVESTMENTS—1.4%
			Tennessee—0.6%
VMIG1	1,500	[6]	Montgomery Cnty. Pub. Bldg. Auth., Pub. Impvt. Misc. RB, 4.00%, 1/02/07, FRDD`	N/A	1,500,000

See Notes to Financial Statements.

BlackRock Municipal 2018 Term Trust (BPK) (continued)
(Percentage of Net Assets)

Shares (000)	Description	Value

	Money Market Fund—0.8%
1,900	AIM Tax Free Cash Reserve Portfolio— Institutional Class	$1,900,000

	Total Short-Term Investments (cost $3,400,000)	3,400,000

	Total Investments—152.7% (cost $361,419,3357)	$387,879,878
	Other assets in excess of liabilities—1.5%	3,889,044
	Preferred shares at redemption value, including dividends payable—(54.2)%	(137,651,935)

	Net Assets Applicable to Common Shareholders—100%	$254,116,987

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2006, the Trust held 14.2% of its net assets, with a current market value of $36,172,903, in securities restricted as to resale.

[4]	Security is deemed to be of investment grade quality by the investment advisor.

[5]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[6]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of December 31, 2006.

[7]

Cost for federal income tax purposes is $361,306,464. The net unrealized appreciation on a tax basis is $26,573,414, consisting of $26,586,203 gross unrealized appreciation and $12,789 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Assoc.
AMBAC	—	American Municipal Bond Assurance Corp.	PSF	—	Public School Fund Guaranteed
AMT	—	Subject to Alternative Minimum Tax	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	SA	—	Special Assessment
FRDD	—	Floating Rate Daily Demand	ST	—	Special Tax
FSA	—	Financial Security Assurance	TA	—	Tax Allocation
GO	—	General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006
BlackRock Municipal 2020 Term Trust (BKK)

(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—152.3%
			California—22.7%
A+	$12,000		California, Cash Flow Mgmt. Ad Valorem Ppty. Tax GO, 5.00%, 11/01/22	11/13 @ 100	$12,674,400
			Foothill/Eastern Transp. Corridor Agcy., Toll Rd. Hwy Tolls RB, Cap. Apprec. Proj.,
BBB	12,500		Zero Coupon, 1/15/21	01/10 @ 53.346	5,778,500
BBB	10,000		Zero Coupon, 1/15/22	01/10 @ 50.177	4,345,600
			Golden St. Tobacco Sec. Corp., Misc. Purp. Tobacco Settlement Funded RB,
BBB	3,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	3,410,370
BBB	12,010		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	13,750,489
BBB	975		Ser. A-3, 7.875%, 6/01/42	06/13 @ 100	1,193,634
BBB	1,470		Ser. A-5, 7.875%, 6/01/42	06/13 @ 100	1,799,633
AAA	20,000	[3]	Ser. B, 5.375%, 6/01/10	N/A	21,132,800
AAA	6,865		Riverside Cnty. Asset Leasing Corp., Hlth., Hosp. & Nursing Home Impvts. RB, Riverside Cnty. Hosp. Proj., Zero Coupon, 6/01/25, MBIA	No Opt. Call	3,040,508
A+	5,000		Statewide Cmntys. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, John Muir Hlth. Proj., Ser. A, 5.00%, 8/15/22	08/16 @ 100	5,261,200

					72,387,134

			Colorado—1.7%
AAA	4,500		E-470 Pub. Hwy. Auth., Hwy Impvt. Tolls RB, Ser. B, Zero Coupon, 9/01/22, MBIA	No Opt. Call	2,288,970
Baa2	3,000		Park Creek Met. Dist., Misc. RB, 5.25%, 12/01/25	12/15 @ 101	3,159,030

					5,448,000

			District of Columbia—5.2%
AAA	5,000		Met. Washington Arpts. Auth., Port, Arpt. & Marina RB, Ser. C-2, 5.00%, 10/01/24, FSA, AMT	10/14 @ 100	5,218,350
			Misc. RB, Friendship Pub. Charter Sch., Inc. Proj.,
A	3,320		5.00%, 6/01/23, ACA	06/14 @ 100	3,440,616
A	2,680		5.75%, 6/01/18, ACA	06/14 @ 100	2,935,297
BBB	4,215		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB, 6.50%, 5/15/33	No Opt. Call	5,060,360

					16,654,623

			Florida—14.0%
NR	830		Baywinds Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 4.90%, 5/01/12	No Opt. Call	826,024
NR	4,690		Bellalago Edl. Facs. Benefit Dist., Sch. Impvts. SA, Ser. A, 5.85%, 5/01/22	05/14 @ 100	4,952,640
NR	3,000		CFM Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.875%, 5/01/14	No Opt. Call	3,120,150
NR	4,320		Grand Hampton Cmnty. Dev. Dist., Pub. Impvt. Misc. RB, 6.10%, 5/01/24	05/13 @ 101	4,630,997
NR	4,025		Habitat Cmnty. Dev. Dist., Pub Impvts. SA, 5.80%, 5/01/25	05/14 @ 101	4,211,358
BB+	5,475		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	6,249,055
NR	4,525		Middle Vlg. Cmnty. Dev. Dist., Econ. Impvts. SA, Ser. A, 5.80%, 5/01/22	05/13 @ 100	4,761,884
NR	915		Pine Island Cmnty. Dev. Dist., Pub. Impvt. Misc. RB, 5.30%, 11/01/10	No Opt. Call	926,968
NR	5,245		Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 6.375%, 5/01/13	No Opt. Call	5,300,492
NR	3,250		Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts. SA, Ser. A, 6.00%, 5/01/22	05/13 @ 101	3,445,293
NR	5,810		Westchester Cmnty. Dev. Dist. No. 1, Pub. Impvts. SA, 6.00%, 5/01/23	05/13 @ 101	6,183,873

					44,608,734

			Georgia—1.6%
BBB	2,500		Milledgeville & Baldwin Cnty. Dev. Auth., Univ. & Coll. Impvts. RB, Georgia Coll. & St. Univ. Fndtn. Proj., 5.50%, 9/01/24	09/14 @ 101	2,678,275
BBB	2,350		Richmond Cnty. Dev. Auth., Mult. Util. Impvts. Misc. RB, Intl. Paper Co. Proj., 5.75%, 11/01/27, AMT	11/13 @ 100	2,474,479

					5,152,754

			Illinois—12.4%
NR	2,155	[4]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,217,086
			Chicago O’Hare Intl. Arpt., Port, Arpt. & Marina RB,
AAA	5,000		Ser. A, 5.00%, 1/01/21, AMBAC	01/16 @ 100	5,339,900
AAA	7,000		Ser. A, 5.00%, 1/01/22, AMBAC	01/16 @ 100	7,464,940
AAA	4,800		Edl. Fac. Auth., Univ. & Coll. Impvts. RB, Northwestern Univ. Proj., 5.00%, 12/01/21	12/13 @ 100	5,075,712

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Illinois—(cont’d)
			Fin. Auth., Univ. & Coll. Impvts. RB,
A-	$5,000		DePaul Univ. Proj., Ser. C, 5.25%, 10/01/24	10/14 @ 100	$5,252,900
Baa2	2,725		MJH Ed. Asst. LLC Proj., Ser. A, 5.00%, 6/01/24	06/14 @ 100	2,808,330
Baa2	3,250		MJH Ed. Asst. LLC Proj., Ser. A, 5.50%, 6/01/19	06/14 @ 100	3,474,152
Baa3	1,075		MJH Ed. Asst. LLC Proj., Ser. B, 5.00%, 6/01/24	06/14 @ 100	1,090,932
AAA	13,455		Met. Pier & Expo. Auth., Misc. Tax RB, McCormick Place Expansion Proj., Ser. A, Zero Coupon, 6/15/22, MBIA	No Opt. Call	6,927,576

					39,651,528

			Indiana—4.9%
BBB	10,000		Indianapolis Arpt. Auth., Port, Arpt. & Marina RB, FedEx Corp. Proj., 5.10%, 1/15/17, AMT	No Opt. Call	10,561,500
NR	4,975		Vincennes, Econ. Dev. RB, Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	5,013,258

					15,574,758

			Kansas—1.1%
AAA	6,440		Wyandotte Cnty. Kansas City Unified Gov’t., Recreational Fac. Impvts. Sales Tax RB, Intl. Speedway Proj., Zero Coupon, 12/01/20, MBIA	No Opt. Call	3,431,168

			Louisiana—0.7%
BBB	2,000		Desoto Parish, Mult. Util. Impvt. Misc. RB, Intl. Paper Co. Proj., Ser. A, 5.85%, 11/01/27, AMT	11/13 @ 100	2,129,920

			Maryland—5.5%
			Frederick Cnty., Pub. Impvts. ST, Urbana Cmnty. Dev. Auth. Proj.,
NR	3,000		6.625%, 7/01/25	07/07 @ 102	3,084,450
NR	5,171		Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,313,202
BBB+	8,500		Hlth. & Higher Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Medstar Hlth., Inc. Proj., 5.375%, 8/15/24	08/14 @ 100	9,054,285

					17,451,937

			Massachusetts—1.5%
BBB	4,500		Dev. Fin. Agcy., Rec. Recovery Impvts. RB, Wst. Mgmt., Inc. Proj., 5.45%, 6/01/14, AMT	No Opt. Call	4,791,015

			Minnesota—0.4%
A2	1,250		Higher Ed. Facs. Auth., Univ. & Coll. Impvts. RB, Univ. of St. Thomas Proj., Ser. 5, 5.00%, 10/01/24	10/14 @ 100	1,310,463

			Mississippi—1.0%
BBB	3,000		Warren Cnty., Mult. Util. Impvts. Misc. RB, Intl. Paper Co. Proj., Ser. A, 5.85%, 11/01/27, AMT	11/13 @ 100	3,176,910

			Missouri—3.5%
BBB+	5,000		Dev. Fin. Brd., Econ. Impvts. RB, Branson Landing Proj., Ser. A, 5.50%, 12/01/24	06/14 @ 100	5,312,350

AA	5,500		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, BJC Hlth. Sys. Proj., Ser. A, 5.00%, 5/15/20	05/15 @ 100	5,835,720

					11,148,070

			Multi-State—7.4%
			Charter Mac Equity Issuer Trust,
A3	1,000	[4]	Ser. A, 5.75%, 4/30/15	No Opt. Call	1,077,940
A3	2,500	[4]	Ser. A, 6.00%, 4/30/19	No Opt. Call	2,773,075
Baa1	4,000	[4]	Ser. B, 6.00%, 4/30/15	No Opt. Call	4,347,320
Baa1	2,500	[4]	Ser. B, 6.30%, 4/30/19	No Opt. Call	2,812,625
			Munimae TE Bond Subsidiary, LLC,
Baa2	5,000	[4]	Ser. C1, 4.40%, 6/29/49	09/14 @ 100	5,204,150
Baa2	5,000	[4]	Ser. C2, 5.80%, 6/29/49	09/19 @ 100	5,405,050
Baa3	2,000	[4]	Ser. D, 5.90%, 11/29/49	09/15 @ 101	2,123,760

					23,743,920

			Nevada—2.2%
A+	5,000		Cnty. of Clark, Private Schs. RB, Alexander Dawson Sch. Rainbow Proj., 5.00%, 5/15/20	05/16 @ 100	5,267,550
NR	1,765		Henderson Local Impvt. Dist., Pub. Impvts. SA, 5.15%, 9/01/21	03/07 @ 103	1,804,077

					7,071,627

			New Hampshire—4.9%
Aaa	10,000		Bus. Fin. Auth., Indl. RB, Pub. Svc. Co. Proj., Ser. B, 4.75%, 5/01/21, MBIA, AMT	06/13 @ 102	10,238,200
A-	5,000		Hlth. & Ed. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Elliot Hosp. Proj., Ser. B, 5.60%, 10/01/22	10/13 @ 100	5,391,200

					15,629,400

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			New Jersey—11.7%
			Econ. Dev. Auth.,
BBB	$11,500		Econ. Impvts Misc. RB, Cigarette Tax Proj., 5.50%, 6/15/24	06/12 @ 100	$12,121,115
Baa3	7,500		Econ. Impvts. Elec., Pwr. & Lt. RB, Metromall Urban Renewal Proj., 6.50%, 4/01/31, AMT	No Opt. Call	8,934,675
BBB-	1,000		Hlth., Hosp. & Nursing Home RB, Marcus L. Ward Home Proj., Ser. A, 4.80%, 11/01/13	No Opt. Call	1,027,030
B	5,000		Port, Arpt. & Marina Impvts. RB, Continental Airlines, Inc. Proj., 7.00%, 11/15/30, AMT	11/10 @ 101	5,349,350
B	1,500		Port, Arpt. & Marina Impvts. RB, Continental Airlines, Inc. Proj., 9.00%, 6/01/33, AMT	06/13 @ 101	1,856,745
Baa1	4,000		Hlth. Care Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Cap. Hlth. Sys., Inc. Proj., Ser. A, 5.75%, 7/01/23	07/13 @ 100	4,302,600
			Middlesex Cnty. Impvt. Auth.,
NR	2,500		Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.125%, 1/01/25	01/15 @ 100	2,580,325
Baa1	1,000		Univ. & Coll. Impvts. RB, Student Hsg. Urban Renewal Proj., Ser. A, 5.00%, 8/15/23	08/14 @ 100	1,037,810

					37,209,650

			New York—8.5%
AAA	8,500		Energy Research & Dev. Auth., Natural Gas RB, Brooklyn Union Gas Co. Proj., Ser. A, 4.70%, 2/01/24, FGIC, AMT	02/16 @ 100	8,702,470
			New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj.,
B	5,635		7.625%, 8/01/25, AMT	08/16 @ 101	6,904,340
B	5,000		7.75%, 8/01/31, AMT	8/16 @ 101	6,132,650
AA-	5,000		Tobacco Settlement Fing. Corp., Hsg. Tobacco Settlement Funded SA, Ser. B1, 5.50%, 6/01/20	06/13 @ 100	5,444,550

					27,184,010

			Ohio—4.9%
			Cnty. of Cuyahoga, Hlth., Hosp. & Nursing Home RB, Cleveland Clinic Fndtn. Proj.,
AA-	3,000		6.00%, 1/01/19	07/13 @ 100	3,342,510
AA-	10,000		6.00%, 1/01/20	07/13 @ 100	11,141,700
NR	1,100		Pinnacle Cmnty. Infrastructure Fing. Auth., Hsg. Misc. RB, Ser. A, 6.00%, 12/01/22	12/14 @ 101	1,159,719

					15,643,929

			Oklahoma—1.2%
B	3,350		Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, Ser. A, 7.75%, 6/01/35, AMT	No Opt. Call	3,866,503

			Pennsylvania—6.1%
BBB+	6,680		Higher Edl. Facs. Auth., Univ. & Coll. Impvts. RB, La Salle Univ. Proj., 5.50%, 5/01/26	05/13 @ 100	7,033,105
A+	10,000		Lancaster Cnty. Hosp. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Lancaster Gen. Hosp. Proj., 5.75%, 3/15/20	09/13 @ 100	10,946,500
NR	1,275		Montgomery Cnty. Indl. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	1,353,680

					19,333,285

			Puerto Rico—4.7%
BBB	3,300		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.25%, 7/01/17	07/16 @ 100	3,596,274
A3	10,900		Elec. Pwr. Auth., Elec., Pwr. & Lt. RB, Ser. NN, 5.125%, 7/01/24	07/13 @ 100	11,570,677

					15,166,951

			Rhode Island—1.5%
Baa2	4,500	[3]	Hlth. & Edl. Bldg. Corp., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.875%, 9/15/08	N/A	4,660,560

			Tennessee—3.5%
AA-	10,000		Energy Acquisition Corp., Nat. Gas Util. Impvt. RB, Ser. A, 5.25%, 9/01/20	No Opt. Call	11,149,400

			Texas—5.9%
BBB	1,100		Brazos River Auth., Elec., Pwr. & Lt. RB, TXU Energy Co. LLC Proj., Ser. A, 6.75%, 4/01/38, AMT	No Opt. Call	1,222,342
BBB	3,500		Port Corpus Christi Indl. Dev. Corp., Indl. RB, Valero Energy Corp. Proj., Ser. C, 5.40%, 4/01/18	04/08 @ 102	3,615,920
			Tpke. Auth., Hwy. Impvts. Tolls RB, Central Texas Tpke. Sys. Proj.,
AAA	7,990		Ser. A, Zero Coupon, 8/15/21, AMBAC	No Opt. Call	4,263,704
AAA	8,450		Ser. A, Zero Coupon, 8/15/24, AMBAC	No Opt. Call	3,923,419
			Weatherford Indpt. Sch. Dist., Ad Valorem Ppty. Tax GO,
AAA	6,945		Zero Coupon, 2/15/23, PSF	02/11 @ 50.236	2,932,874
AAA	6,945		Zero Coupon, 2/15/24, PSF	02/11 @ 47.435	2,769,388

					18,727,647

			Trust Territories—1.2%
A	4,000	[4]	San Manuel Entertainment Auth. RB, 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	12/13 @ 102	3,999,880

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			U.S. Virgin Islands—0.3%
BBB	$1,000		Pub. Fin. Auth., Swr. Impvts. Swr. RB, Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/17	10/14 @ 100	$1,068,820

			Virginia—7.4%
NR	5,000		Celebrate North Cmnty. Dev. Auth., Wtr. Util. Impvts. SA, Ser. B, 6.60%, 3/01/25	03/14 @ 102	5,380,350
BBB	10,000		Charles City Cnty. Econ. Dev. Auth., Rec. Recovery Impvts. RB, Waste Mgmt., Inc. Proj., 5.125%, 8/01/27, AMT	12/06 @ 100	10,004,900
Baa1	7,500		Mecklenburg Cnty. Indl. Dev. Auth., Elec., Pwr. & Lt. RB, Dominion Recs., Inc. Proj., 6.50%, 10/15/17, AMT	10/12 @ 100	8,376,450

					23,761,700

			Washington—2.7%
			Washington,
AAA	4,630		Pub. Impvts. Sales Tax GO, Mtr. Veh. Proj., Ser. F, Zero Coupon, 12/01/21, MBIA	No Opt. Call	2,443,205
AAA	10,000		Recreational Fac. Impvts. GO, Ser. S-5, Zero Coupon, 1/01/19, FGIC	No Opt. Call	6,035,700

					8,478,905

			Wisconsin—2.0%
			Hlth. & Edl. Fac. Auth., Hlth., Hosp. & Nursing Home RB, Wheaton Franciscan Svcs. Proj.,
A-	2,880		5.50%, 8/15/17	08/13 @ 100	3,068,957
A-	3,190		5.50%, 8/15/18	08/13 @ 100	3,396,074

					6,465,031

			Total Long-Term Investments (cost $453,033,715)		486,078,232

			SHORT-TERM INVESTMENTS—2.0%
			New York—0.1%
A-1+	300	[5]	Triborough Brdg. & Tunl. Auth., Hwy. Tolls RB, 3.93%, 1/04/07, FRWD	N/A	300,000

			Tennessee—0.6%
VMIG1	1,800	[5]	Montgomery Cnty. Pub. Bldg. Auth., Pub. Impvt. Misc. RB, 4.00%, 1/02/07, FRDD	N/A	1,800,000

	Shares (000)

			Money Market Fund—1.3%
NR	4,100		AIM Tax Free Cash Reserve Portfolio—Institutional Class	N/A	4,100,000

			Total Short-Term Investments (cost $6,200,000)		6,200,000

			Total Investments—154.3% (cost $459,233,7156)		$492,278,232
			Other assets in excess of liabilities—1.4%		4,551,417
			Preferred shares at redemption value, including dividends payable—(55.7)%		(177,698,293)

			Net Assets Applicable to Common Shareholders—100%		$319,131,356

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2006, the Trust held 9.4% of its net assets, with a current market value of $29,960,886, in securities restricted as to resale.

[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of December 31, 2006.

[6]

Cost for federal income tax purposes is $459,212,252. The net unrealized appreciation on a tax basis is $33,065,980, consisting of $33,070,076 gross unrealized appreciation and $4,096 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
AMT	—	Subject to Alternative Minimum Tax	PSF	—	Public School Fund Guaranteed
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	SA	—	Special Assessment
FRWD	—	Floating Rate Weekly Demand	ST	—	Special Tax
FSA	—	Financial Security Assurance	TA	—	Tax Allocation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006

BlackRock Strategic Municipal Trust (BSD)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—151.3%
			Alabama—10.6%
			Birmingham Spl. Care Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Ascension Hlth. Proj.,
AA+	$540		Ser. C-2, 5.00%, 11/15/36	11/16 @ 100	$564,381
AA+	540		Ser. C-2, 5.00%, 11/15/39	11/16 @ 100	562,755
AAA	320		Birmingham Wtr. Wks. & Swr. Brd., Wtr. Util. Impvt. Wtr. RB, Ser. A, 4.50%, 1/01/35, FSA	01/16 @ 100	318,989
Baa3	3,000		Courtland Indl. Dev. Brd., Rec. Recovery RB, Champion Intl. Corp. Proj., Ser. A, 6.70%, 11/01/29, AMT	11/09 @ 101	3,192,840
AA	7,000		Pub. Sch. & Coll. Auth., Sch. Impvt. Misc. Tax RB, Ser. C, 5.75%, 7/01/18	07/09 @ 101.5	7,418,810

					12,057,775

			Arizona—0.7%
			San. Luis Fac. Dev. Corp., Correctional Fac. Impvts. Misc. RB, Regl. Detention Ctr. Proj.,
NR	210		6.25%, 5/01/15	05/10 @ 107	210,546
NR	210		7.00%, 5/01/20	05/10 @ 107	211,306
NR	420		7.25%, 5/01/27	05/10 @ 107	427,518

					849,370

			California—11.2%
AAA	5,000		California, Pub. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 3/01/33, CIFG	03/15 @ 100	5,284,600
			Cnty. Tobacco Sec. Agcy., Tobacco Settlement Funded RB,
BBB-	585		Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	60,103
BB	3,095		Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.9	145,403
NR	3,955		Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	130,554
AA-	1,835		Univ. of California, Univ. & Coll. Impvts. RB, Ser. B, 4.75%, 5/15/38	05/13 @ 101	1,880,820
AAA	5,000		West Valley-Mission Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 8/01/30, FSA	08/16 @ 100	5,195,050

					12,696,530

			Colorado—3.1%
AAA	445		City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	469,110
AAA	10,000		Northwest Pkwy. Pub. Hwy. Auth., Hwy. Impvts. Tolls RB, Ser. B, Zero Coupon, 6/15/30, FSA	06/11 @ 31.387	2,583,800
Baa2	440		Park Creek Met. Dist., Misc. RB, 5.50%, 12/01/37	12/15 @ 101	465,762

					3,518,672

			Connecticut—8.6%
			Mashantucket Western Pequot Tribe,
Baa3	1,500	[3]	Casino RB, Ser. A, 5.50%, 9/01/28	09/09 @ 101	1,540,290
Baa3	8,000	[3]	Recreational RB, Ser. B, 5.75%, 9/01/27	09/07 @ 102	8,191,920

					9,732,210

			Florida—14.4%
NR	1,730		Arborwood Cmnty. Dev. Dist., Pub. Impvts. SA, Master Infrastructure Proj., Ser. B, 5.10%, 5/01/14	No Opt. Call	1,745,691
AAA	5,265		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	5,402,416
BBB+	1,050		Halifax Hosp. Med. Ctr., Hlth., Hosp. & Nursing Home RB, Ser. A, 5.00%, 6/01/38	06/16 @ 100	1,072,922
NR	3,300		Hillsborough Cnty. Indl. Dev. Auth., Exempt Facs. RB, Nat. Gypsum Co. Proj., Ser. A, 7.125%, 4/01/30, AMT	10/10 @ 101	3,621,816
AAA	530		JEA, Wtr. Util. Impvts. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	540,600
BB+	2,045		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,334,122
NR	1,625		Sumter Landing Cmnty. Dev. Dist., Retirement Fac. Misc. RB, Ser B, 5.70%, 10/01/38	10/15 @ 100	1,663,058

					16,380,625

			Illinois—10.3%
NR	850	[3]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	874,488
AAA	520	[4]	Chicago Brd. of Ed., Sch. Impvts. Ad Valorem Ppty. Tax GO, Sch. Reform Proj., 5.75%, 12/01/07, AMBAC	N/A	540,181
AAA	5,000		Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Northwestern Univ. Proj., 5.00%, 12/01/33	12/13 @ 100	5,237,950

See Notes to Financial Statements.

BlackRock Strategic Municipal Trust (BSD) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Illinois—(cont’d)
			Fin. Auth.,
BBB	$725		Edl. Advancement, Univ. & Coll. RB, Ser. B, 5.00%, 5/01/25	11/16 @ 100	$748,280
BBB	580		Edl. Advancement, Univ. & Coll. RB, Ser. B, 5.00%, 5/01/30	11/16 @ 100	594,923
BB+	295		Hlth., Hosp. & Nursing Home RB, Evangelical Retirement Homes Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	304,387
Baa3	300		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	308,577
Baa2	375		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	385,703
AAA	1,740		Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, Pwr. Sply. Proj., 4.50%, 2/01/35, FGIC	02/16 @ 100	1,726,219
AAA	1,000		Vlg. of Bolingbrook, Ad Valorem Ppty. Tax GO, Ser. A, 4.75%, 1/01/38, MBIA	01/15 @ 100	1,024,080

					11,744,788

			Indiana—1.2%
AAA	1,325		Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	1,323,026

			Kansas—0.7%
A	715		Univ. of Kansas Hosp. Auth., Hlth., Hosp. & Nursing Home RB, Univ. of Kansas Hlth. Sys. Proj., 5.00%, 9/01/36	09/16 @ 100	744,451

			Kentucky—10.6%
AAA	27,780		Econ. Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Norton Healthcare, Inc. Proj., Ser. B, Zero Coupon, 10/01/24, MBIA	No Opt. Call	12,029,018

			Louisiana—2.3%
AAA	2,500		Gas & Fuel, Hwy. Impvts. Sales Tax RB, Ser. A, 5.00%, 5/01/35, FGIC	05/15 @ 100	2,639,350

			Maryland—0.9%
NR	1,000		Hlth. & Higher Ed. Fac. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, King Farm Presbyterian Cmnty. Proj., 5.00%, 1/01/17	01/09 @ 100	1,000,560

			Massachusetts—1.8%
AA	1,980		Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	2,089,494

			Michigan—2.5%
			Hosp. Fin. Auth.,
AAA	2,000	[4]	Hlth., Hosp. & Nursing Home Impvts. RB, Mercy Hlth. Svcs. Grp. Proj., 5.75%, 8/15/09, MBIA.	N/A	2,126,040
A1	730		Hlth., Hosp. & Nursing Home Impvts. RB, Hlth. Alliance Plan Proj., Ser. A, 5.25%, 11/15/46	11/16 @ 100	771,924

					2,897,964

			Missouri—4.0%
A2	2,000	[4]	Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, St. Anthony’s Med. Ctr. Proj., 6.125%, 12/01/10	N/A	2,190,120
AAA	2,385		Joint Mun. Elec. Util. Comm., Elec., Pwr. & Lt. Impvts. RB, Plum Point Proj., 4.60%, 1/01/36, MBIA	01/16 @ 100	2,402,482

					4,592,602

			Multi-State—5.7%
Baa1	2,000	[3]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/10	No Opt. Call	2,210,920
A3	4,000	[3]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	4,225,920

					6,436,840

			Nebraska—1.1%
AA	1,205		Omaha Pub. Pwr. Dist., Elec., Pwr. & Lt. Impvts. RB, Ser. A, 4.75%, 2/01/44	02/14 @ 100	1,224,533

			Nevada—3.9%
A+	905		Cnty. of Clark, Private Schs. RB, Alexander Dawson Sch. Rainbow Proj., 5.00%, 5/15/29	05/16 @ 100	944,186
AAA	3,400		Truckee Meadows Wtr. Auth., Wtr. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	3,508,358

					4,452,544

			New Jersey—0.6%
NR	645		Middlesex Cnty. Impvt. Auth., Pub. Impvts. Hotel Occupancy Tax RB, Heldrich Associates LLC Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	666,666

			New York—12.0%
NR	315		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Appropriation RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	310,757
A	700		Hudson Yards Infrastructure Corp., Transit, Pub. & Recreational Impvts. Misc. RB, Ser. A, 5.00%, 2/15/47	08/07 @ 100	739,795
AA-	5,275		Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Group, Inc. Proj., 5.25%, 10/01/35	No Opt. Call	6,106,762
Aa1	1,035		Mtg. Agcy., St. Single Fam. Hsg. Local or Gtd. Hsg. RB, Ser. 85, 5.70%, 10/01/17	09/09 @ 100	1,077,539

See Notes to Financial Statements.

BlackRock Strategic Municipal Trust (BSD) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			New York—(cont’d)
B	$4,395		New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj., 7.75%, 8/01/31, AMT	08/16 @ 101	$5,390,599

					13,625,452

			North Carolina—1.7%
AA-	1,825		Med. Care Comm., Hlth., Hosp. & Nursing Home RB, Novant Hlth., Inc. Proj., 5.00%, 11/01/39	11/16 @ 100	1,909,060

			Ohio—5.7%
AAA	6,265		Air Qual. Dev. Auth., Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	07/15 @ 100	6,434,030

			Oklahoma—1.2%
B	1,225		Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A, 7.75%, 6/01/35, AMT	No Opt. Call	1,413,871

			Pennsylvania—6.8%
			Econ. Dev. Fing. Auth.,
BB-	2,745		Exempt Facs., Elec., Pwr. & Lt. Impvts. RB, Reliant Energy, Inc. Proj., Ser. A, 6.75%, 12/01/36, AMT	06/11 @ 103	3,014,641
NR5	1,000		Rec. Recovery Impvts. RB, Colver Proj., Ser. G, 5.125%, 12/01/15, AMT	No Opt. Call	1,007,720
A3	700		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.125%, 11/01/21, AMT	05/11 @ 101	750,393
A3	1,000		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.25%, 11/01/31, AMT	05/11 @ 101	1,071,140
A3	1,000		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.50%, 11/01/16, AMT	05/11 @ 101	1,082,510
AAA	720		Washington Cnty. Auth., Misc. RB, Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	772,193

					7,698,597

			Puerto Rico—1.7%
BBB	1,820		Comnwlth., Ad Valorem Ppty. Tax GO, Ser. B, 5.00%, 7/01/35	07/16 @ 100	1,908,397

			South Carolina—2.6%
BBB+	2,500	[4]	Jobs-Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Palmetto Hlth. Proj., Ser. C, 7.00%, 8/01/13	N/A	2,962,171

			Tennessee—1.9%
AAA	2,000		Memphis-Shelby Cnty. Arpt. Auth., Port, Arpt. & Marina Impvts. RB, Ser. D, 6.00%, 3/01/24, AMBAC, AMT	03/10 @ 101	2,135,560

			Texas—12.8%
BBB	575		Alliance Arpt. Auth., Indl. RB, FedEx Corp. Proj., 4.85%, 4/01/21, AMT	04/16 @ 100	584,827
AAA	4,750		Harris Cnty.-Houston Sports Auth., Hotel Occupancy Tax RB, Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	960,212
AAA	4,060		La Joya Indpt. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 5.00%, 2/15/34, PSF	02/14 @ 100	4,247,897
AAA	1,500		Lower Colorado River Auth., Misc. RB, Ser. A, 5.50%, 5/15/21, AMBAC	05/09 @ 101	1,571,805
AAA	295		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO, 4.75%, 3/01/30, MBIA	03/14 @ 100	300,549
AAA	1,000		Pearland, Ad Valorem Ppty. Tax GO, 4.75%, 3/01/29, FGIC	03/16 @ 100	1,028,410
AA+	500		Texas, Wtr. Util. Impvts. GO, 5.75%, 8/01/22	08/10 @ 100	532,750
			Tpke. Auth., Hwy. Impvt. Tolls RB,
AAA	15,000		Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,835,050
AAA	1,450		Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	1,516,410

					14,577,910

			Utah—3.6%
			Intermountain Pwr. Agcy., Elec., Pwr. & Lt. RB,
AAA	2,675		5.75%, 7/01/19, MBIA	07/07 @ 102	2,754,046
AAA	1,325	[4]	Ser. B, 5.75%, 7/01/07, MBIA	N/A	1,365,306

					4,119,352

			Virginia—0.9%
BBB-	1,000		Henrico Cnty. Econ. Dev. Auth., Econ. Dev. RB, Westminster-Canterbury Mgmt. Proj., 5.00%, 10/01/27	10/11 @ 103	1,028,710

			Washington—1.9%
AAA	620		Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	656,394
AAA	1,520		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Healthcare Sys. Proj., Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	1,520,486

					2,176,880

See Notes to Financial Statements.

BlackRock Strategic Municipal Trust (BSD) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Wisconsin—4.3%
AA+	$4,665		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Ascension Hlth. Proj., 5.00%, 11/15/31	11/16 @ 100	$4,879,450

			Total Long-Term Investments (cost $160,328,734)		171,946,458

			SHORT-TERM INVESTMENTS—2.4%
			Tennessee—0.1%
VMIG1	90	[6]	Montgomery Cnty. Pub. Bldg. Auth., Pub. Impvt. Misc. RB, 4.00%, 1/02/07, FRDD	N/A	90,000

	Shares (000)

		Money Market Funds—2.3%
NR	2,600	AIM Tax Free Cash Reserve Portfolio—Institutional Class	N/A	2,600,000
NR	50	SSgA Tax Free Money Mkt. Fund — Class A	N/A	50,000

				2,650,000

		Total Short-Term Investments (cost $2,740,000)		2,740,000

		Total Investments—153.7% (cost $163,068,7347)		$174,686,458
		Other assets in excess of liabilities—0.9%		1,036,172
		Preferred shares at redemption value, including dividends payable—(54.6)%		(62,025,479)

		Net Assets Applicable to Common Shareholders—100%.		$113,697,151

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2006, the Trust held 15.0% of its net assets, with a current market value of $17,043,538, in securities restricted as to resale.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Security is deemed to be of investment grade quality by the investment advisor.

[6]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of December 31, 2006.

[7]

Cost for federal income tax purposes is $163,038,962. The net unrealized appreciation on a tax basis is $11,647,496, consisting of $11,736,924 gross unrealized appreciation and $89,428 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
AMT	—	Subject to Alternative Minimum Tax	PSF	—	Public School Fund Guaranteed
CIFG	—	CIFG Insurance	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	SA	—	Special Assessment
FRDD	—	Floating Rate Daily Demand	TA	—	Tax Allocation
FSA	—	Financial Security Assurance	XLCA	—	XL Capital Assurance
GO	—	General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006
BlackRock California Insured Municipal 2008 Term Trust (BFC)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—93.6%
			California—83.1%
AAA	$1,060		Anaheim Union High Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 3.50%, 8/01/08, FSA	No Opt. Call	$1,060,466
			California,
AAA	3,000		Pub. Impvts. GO, 5.50%, 2/01/10, MBIA	No Opt. Call	3,167,640
AAA	15,000		Pub. Impvts. Misc. GO, 6.30%, 9/01/08, MBIA	No Opt. Call	15,655,650
AAA	2,000		Recreational Fac. Impvts. Ad Valorem Ppty. Tax GO, 6.25%, 9/01/08, FGIC	No Opt. Call	2,085,800
AAA	3,000		Sch. Impvts. Misc. GO, 5.50%, 4/01/09, MBIA	No Opt. Call	3,126,870
AAA	2,600		Castaic Lake Wtr. Agcy., Lease Non-Terminable COP, Wtr. Sys. Impvt. Proj., Ser. A, 7.25%, 8/01/10, MBIA	No Opt. Call	2,907,892
AAA	1,000		City of Chula Vista, Pub. Impvts. Lease Abatement COP, Police Fac. Proj., 4.00%, 8/01/08, MBIA	No Opt. Call	1,007,020
AAA	5,500	[3]	Clovis Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, Zero Coupon, 8/01/08, FGIC	ETM	5,198,490
AAA	2,635		Cnty. of Alameda, Lease Appropriation COP, Ser. A, 3.80%, 12/01/08, MBIA	No Opt. Call	2,647,964
AAA	11,000		Cnty. of San Diego, Lease Abatement COP, 5.625%, 9/01/12, AMBAC	No Opt. Call	11,574,090
AAA	10,000		Dept. of Wtr. Recs., Cash Flow Mgmt. Elec., Pwr. & Lt. RB, Ser. A, 3.125%, 5/01/08, FSA	No Opt. Call	9,947,700
AAA	1,855		El Paso De Robles, Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,688,755
AAA	4,025		Elsinore Valley Mun. Wtr. Dist., Lease Non-Terminable COP, Ser. A, 6.00%, 7/01/09, FGIC	No Opt. Call	4,207,493
AAA	2,000		Hlth. Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Sutter Hlth. Care Sys. Proj., 5.70%, 8/15/09, MBIA	01/07 @ 102	2,043,000
AAA	1,245		Long Beach Bond Fin. Auth., Cash Flow Mgmt. TA, Redev. Proj., 3.50%, 8/01/08, AMBAC	No Opt. Call	1,244,589
			Los Angeles Cnty. Cap. Asset Leasing Corp., Lease Abatement RB,
AAA	2,910		5.95%, 12/01/07, AMBAC	No Opt. Call	2,971,750
AAA	8,090		6.00%, 12/01/08, AMBAC	No Opt. Call	8,450,248
AAA	8,600		6.05%, 12/01/09, AMBAC	No Opt. Call	9,176,458
AAA	4,405		Los Angeles Cnty. Met. Transp. Auth., Spl. Assessment RB, A1 Proj., 3.75%, 9/01/08, AMBAC	No Opt. Call	4,421,166
AAA	2,660	[3]	Los Angeles Unified Sch. Dist., Sch. Impvts. Lease Abatement COP, Ser. B, 3.00%, 10/01/08, FSA	ETM	2,628,107
AAA	1,000		Mount Diablo Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, 3.50%, 8/01/08, FSA	No Opt. Call	1,000,440
AAA	1,000		Orange Cnty. Local Transp. Auth., Misc. Sales Tax RB, 6.00%, 2/15/09, MBIA	No Opt. Call	1,049,950
AAA	2,495	[3]	Pasadena Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. C, 3.50%, 11/01/08, FSA	ETM	2,493,029
AAA	2,100		Pub. Wks. Brd., Elec., Pwr. & Lt. Impvts. Misc. RB, Energy Efficiency Proj., Ser. A, 5.625%, 10/01/08, AMBAC	01/07 @ 101	2,124,360
AAA	3,345		Sacramento City Fing. Auth., Pub. Impvts. Lease Abatement RB, City Hall & Redev. Projs., Ser. A, 3.50%, 12/01/08, FSA	No Opt. Call	3,342,659
			Sacramento Mun. Util. Dist.,
AAA	3,950	[3]	Elec., Pwr. & Lt. RB, Ser. C, 5.75%, 11/15/09, MBIA	ETM	3,957,070
AAA	3,750	[3]	Elec., Pwr. & Lt. RB, Ser. C, 5.75%, 11/15/08, FGIC	ETM	3,785,775
AAA	825	[3]	Swr. RB, Ser. C, 5.75%, 11/15/07, MBIA	ETM	826,502
AAA	5,000	[3]	San Bernardino Cnty. Transp. Auth., Hwy. Impvts. Sales Tax RB, 6.00%, 3/01/10, FGIC	ETM	5,174,200
			San Diego Cnty. Regl. Transp. Comm., Hwy. Impvts. Sales Tax RB,
AAA	7,830	[3]	Ser. A, 6.00%, 4/01/08, MBIA	ETM	7,947,607
AAA	2,500	[3]	Ser. A, 6.00%, 4/01/08, FGIC	ETM	2,537,550
AAA	1,000		San Mateo Cnty. Cmnty. Coll. Dist., Univ. & Coll. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 3.30%, 9/01/08, FGIC	No Opt. Call	996,970
			Santa Ana Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO,
AAA	1,000		Ser. B, Zero Coupon, 8/01/08, FGIC	No Opt. Call	944,990
AAA	2,000		Ser. B, Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,820,760

					133,213,010

See Notes to Financial Statements.

BlackRock California Insured Municipal 2008 Term Trust (BFC) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)	Description	Option Call Provisions[2] (Unaudited)	Value

		Puerto Rico—10.5%
		Elec. Pwr. Auth., Elec., Pwr. & Lt. Impvts. RB,
AAA	$5,280	Ser. DD, 5.00%, 7/01/09, FSA	07/08 @ 101.5	$5,460,682
AAA	7,000	Ser. DD, 5.00%, 7/01/10, FSA	07/08 @ 101.5	7,243,950
AAA	4,000	Mun. Fin. Agcy., Cash Flow Mgmt. Ad Valorem Ppty. Tax GO, Ser. A, 5.625%, 8/01/10, FSA	08/09 @ 101	4,234,840

				16,939,472

		Total Long-Term Investments (cost $146,029,828)		150,152,482

	Shares (000)

		MONEY MARKET FUNDS—5.3%
NR	8,000	AIM Tax Free Cash Reserve Portfolio—Institutional Class	N/A	8,000,000
NR	500	SSgA Tax Free Money Mkt. Fund—Class A	N/A	500,000

		Total Short—Term Investments (cost $8,500,000)		8,500,000

		Total Investments—98.9% (cost $154,529,8284)		$158,652,482
		Other assets in excess of liabilities—1.1%		1,714,235

		Net Assets Applicable to Common Shareholders—100%		$160,366,717

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]	Security is collateralized by Municipal or U.S. Treasury obligations.

[4]

Cost for federal income tax purposes is $153,721,889. The net unrealized appreciation on a tax basis is $4,930,593, consisting of $5,040,247 gross unrealized appreciation and $109,654 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 100.2% of the Trust’s managed assets.

AMBAC	—	25.2%
FGIC	—	17.9%
FSA	—	23.7%
MBIA	—	28.1%
Other	—	5.3%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	TA	—	Tax Allocation
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006
BlackRock California Municipal 2018 Term Trust (BJZ)

(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—147.6%
			California—116.3%
BBB+	$2,100		Abag Fin. Auth. for Nonprofit Corps., Hlth., Hosp. & Nursing Home RB, San Diego Hosp. Assoc. Proj., Ser. C, 5.375%, 3/01/21	03/14 @ 100	$2,241,267
			California GO,
A+	5,000		5.00%, 11/01/20	11/11 @ 100	5,187,200
AAA	6,500		Ser. BZ, 5.35%, 12/01/21, MBIA, AMT	06/07 @ 101	6,577,545
AAA	5,000		City of Long Beach, Port., Arpt. & Marina RB, Harbor Dept. Proj., Ser. A, 5.25%, 5/15/18, FGIC, AMT	05/10 @ 101	5,223,000
AAA	7,500		Clovis Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, Zero Coupon, 8/01/21, FGIC	No Opt. Call	4,020,375
			Cnty. of San Bernardino, Pub. Impvts. ST, Cmnty. Facs. Proj.,
NR	105		5.35%, 9/01/17	09/12 @ 102	109,305
NR	245		5.50%, 9/01/18	09/12 @ 102	257,164
NR	500		5.60%, 9/01/19	09/12 @ 102	527,945
NR	355		5.70%, 9/01/20	09/12 @ 102	376,119
AAA	2,980		Cnty. of San Diego, Lease Abatement COP, 5.25%, 11/01/19, AMBAC	11/11 @ 100	3,166,488
Aaa	6,500	[3]	Dept. of Wtr. Recs., Cash Flow Mgmt. Elec., Pwr. & Lt. RB, Pwr. Sply Proj., Ser. A, 5.125%, 5/01/12	N/A	7,047,495
AAA	3,395		Fontana Pub. Fin. Auth., Pub. Impvts. TA, North Fontana Redev. Proj., Ser. A, 5.25%, 9/01/18, FSA	09/11 @ 101	3,641,273
BBB	20,000		Foothill Eastern Transp. Corridor Agcy., Hwy Tolls RB, Cap. Apprec. Proj., Zero Coupon, 1/15/21	01/10 @ 53.346	9,245,600
			Hlth. Facs. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys. Proj.,
A	1,075		Ser. A, 5.00%, 3/01/18	03/13 @ 100	1,120,558
A	1,000		Ser. A, 5.00%, 3/01/19	03/13 @ 100	1,040,280
A	2,060		Ser. A, 5.00%, 3/01/20	03/13 @ 100	2,138,445
A	1,355		Ser. A, 5.00%, 3/01/24	03/13 @ 100	1,402,140
			Infrastructure & Econ. Dev. Bank, Hlth., Hosp. & Nursing Home Impvts. RB,
A+	6,500		Kaiser Asst. Corp. Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	6,907,030
A	1,985		The J. David Gladstone Proj., 5.50%, 10/01/20	10/11 @ 101	2,114,879
			Lathrop Fing. Auth., Wtr. Util. Impvts. Wtr. RB, Wtr. Sply. Proj.,
NR	995		5.80%, 6/01/21	06/13 @ 100	1,049,387
NR	1,040		5.85%, 6/01/22	06/13 @ 100	1,098,521
NR	1,000		5.90%, 6/01/23	06/13 @ 100	1,057,870
			Los Angeles Cnty. Pub. Wks. Fing. Auth., Recreational Fac. Impvts. Misc. RB, Regl. Park Proj.,
AA	3,220	[3]	Ser. A, 5.00%, 10/01/07	N/A	3,287,395
AA	1,780		Ser. A, 5.00%, 10/01/19	10/07 @ 101	1,813,624
AAA	10,025		Los Angeles Harbor Dept., Port, Arpt. & Marina RB, Ser. B, 5.50%, 8/01/21, AMBAC, AMT	08/11 @ 100	10,666,600
			Poll. Control Fing. Auth.,
A2	3,100		Indl. RB, San Diego Gas & Elec. Co. Proj., Ser. A, 5.90%, 6/01/14	No Opt. Call	3,451,757
BBB+	2,500		Rec. Recovery RB, Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23, AMT	No Opt. Call	2,662,525
BBB	4,000		Sld. Wst. Disp. RB, Wst. Mgmt., Inc. Proj., Ser. A, 5.125%, 7/01/31, AMT	12/06 @ 100	4,181,760
BBB+	2,500		Sld. Wst. Disp. Rec. Recovery Impvts. RB, Republic Svcs., Inc. Proj., Ser. B, 5.25%, 6/01/23, AMT	No Opt. Call	2,662,525
			Pub. Wks. Brd., Lease Abatement RB,
A	2,020		California Cmnty. Coll. Proj., Ser. A, 5.00%, 12/01/17	12/08 @ 101	2,075,752
A	2,415		California St. Univ. Proj., Ser. A, 5.00%, 10/01/17	10/08 @ 101	2,473,371
AAA	5,000		Riverside Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Ser. A, 5.25%, 2/01/23, FGIC	02/12 @ 101	5,378,500
AAA	2,135	[3]	Santa Clara Valley Transp. Auth., Trans. Impvts. Sales Tax RB, Ser. A, 5.00%, 6/01/11, MBIA	N/A	2,260,602
BBB+	5,000		Statewide Cmntys. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Daughters of Charity Proj., Ser. A, 5.25%, 7/01/24	07/15 @ 100	5,284,300
AAA	4,590		Stockton-East Wtr. Dist., Lease COP, Ser. B, Zero Coupon, 4/01/19, FGIC	04/12 @ 66.427	2,455,742

					114,204,339

			Multi-State—9.7%
A3	4,000	[4]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	4,195,080
A3	5,000	[4]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	5,282,400

					9,477,480

See Notes to Financial Statements.

BlackRock California Municipal 2018 Term Trust (BJZ) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Puerto Rico—14.4%
BBB	$1,035		Comnwlth., Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.25%, 7/01/17	07/16 @ 100	$1,127,922
BBB	4,410		Pub. Bldgs. Auth. Gov’t. Facs., Lease RB, Ser. C, 5.75%, 7/01/19	No Opt. Call	5,092,977
Aaa	7,500	[3]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.70%, 2/01/10	N/A	7,946,625

					14,167,524

			Trust Territories—4.1%
A	4,000	[4]	San Manuel Entertainment Auth. RB, 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	12/13 @ 102	3,999,880

			U.S. Virgin Islands—3.1%
			Pub. Fin. Auth., Swr. Impvts. RB, Sen. Lien Matching Fund Loan,
BBB	360		Ser. A, 5.25%, 10/01/17	10/14 @ 100	384,775
BBB	455		Ser. A, 5.25%, 10/01/19	10/14 @ 100	484,457
BBB	460		Ser. A, 5.25%, 10/01/21	10/14 @ 100	489,468
BBB	315		Ser. A, 5.25%, 10/01/22	10/14 @ 100	334,536
BBB	960		Ser. A, 5.25%, 10/01/23	10/14 @ 100	1,019,539
BBB	300		Ser. A, 5.25%, 10/01/24	10/14 @ 100	318,402

					3,031,177

			Total Long-Term Investments (cost $138,816,839)		144,880,400

			SHORT-TERM INVESTMENTS—7.2%
			California—2.9%
A-1+	2,400	[5]	Cnty. of Riverside, Pub. Impvts. Lease Abatement COP, 3.80%, 1/02/07, FRWD	N/A	2,400,000
A-1+	400	[5]	Econ. Recovery, Pub. Impvts. Sales Tax RB, Ser. C-4, 3.92%, 1/02/07, FRDD	N/A	400,000

					2,800,000

			Pennsylvania—1.7%
A-1+	1,700	[5]	Delaware Cnty. Indl. Dev. Auth., Indl. RB, Exelon Generation Co. LLC Proj., 4.00%, 1/02/07, FRDD	N/A	1,700,000

	Shares (000)

			Money Market Fund—2.6%
NR	2,600		AIM Tax Free Cash Reserve Portfolio—Institutional Class	N/A	2,600,000

			Total Short-Term Investments (cost $7,100,000)		7,100,000

			Total Investments—154.8% (cost $145,916,8396)		$151,980,400
			Other assets in excess of liabilities—1.8%		1,743,167
			Preferred shares at redemption value, including dividends payable—(56.6)%		(55,558,772)

			Net Assets Applicable to Common Shareholders—100%		$98,164,795

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2006, the Trust held 13.7% of its net assets, with a current market value of $13,477,360, in securities restricted as to resale.

[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of December 31, 2006.

[6]

Cost for federal income tax purposes is $145,914,356. The net unrealized appreciation on a tax basis is $6,066,044, consisting of $6,066,164 gross unrealized appreciation and $120 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
AMT	—	Subject to Alternative Minimum Tax	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	ST	—	Special Tax
FRWD	—	Floating Rate Weekly Demand	TA	—	Tax Allocation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006
BlackRock Florida Insured Municipal 2008 Term Trust (BRF)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—93.1%
			Florida—84.1%
AAA	$1,500		Alachua Cnty. Sch. Dist., Ad Valorem Ppty. Tax GO, 4.25%, 1/01/09, FSA	No Opt. Call	$1,518,705
AAA	4,190		Brd. of Ed., Sch. Impvts. Misc. RB, Ser. A, 5.00%, 7/01/08, FGIC	No Opt. Call	4,277,068
			City of Jacksonville,
AAA	2,000		Pub. Impvts. Sales Tax RB, 4.10%, 10/01/08, AMBAC	No Opt. Call	2,017,120
AAA	1,155		Sales Tax RB, 3.125%, 10/01/08, FGIC	No Opt. Call	1,143,773
AAA	5,895		Sales Tax RB, 4.25%, 10/01/08, AMBAC	No Opt. Call	5,960,375
AAA	2,000		City of Lakeland, Elec., Pwr. & Lt. RB, 5.90%, 10/01/08, FSA	No Opt. Call	2,076,900
			City of Orlando, Swr. RB,
AAA	1,100		Ser. A, 3.25%, 10/01/08, AMBAC	No Opt. Call	1,093,653
AAA	1,280		Ser. A, 3.50%, 10/01/09, AMBAC	No Opt. Call	1,275,955
AAA	10,000		Cnty. of Hillsborough, Wtr. RB, 4.50%, 8/01/08, AMBAC	No Opt. Call	10,139,000
			Cnty. of Miami-Dade, Misc. Taxes RB,
AAA	5,000		Ser. A, Zero Coupon, 2/01/08, MBIA	01/07 @ 98.237	4,785,900
AAA	905	[3]	Ser. B, Zero Coupon, 10/01/08, AMBAC	ETM	849,614
AAA	1,095		Ser. B, Zero Coupon, 10/01/08, AMBAC	No Opt. Call	1,027,274
AAA	1,535		Cnty. of Miami-Dade, Pub. Svc. Tax Pub. Impvt. RB, 3.40%, 4/01/08, AMBAC	No Opt. Call	1,531,239
			Cnty. of Orange,
AAA	5,130		Misc. Taxes RB, Ser. A, 4.00%, 10/01/08, AMBAC	No Opt. Call	5,166,987
AAA	5,340		Misc. Taxes RB, Ser. A, 4.00%, 10/01/09, AMBAC	No Opt. Call	5,392,546
AAA	1,005	[3]	Sales Tax RB, Ser. A, 5.85%, 10/01/08, MBIA	ETM	1,044,115
AAA	495		Sales Tax RB, Ser. A, 5.85%, 10/01/08, MBIA	No Opt. Call	513,840
			Cnty. of Osceola,
AAA	640		Fuel Sales Tax RB, 3.10%, 4/01/08, FGIC	No Opt. Call	634,938
AAA	1,810		Trans. Impvts. Sales Tax RB, 3.75%, 10/01/08, AMBAC	No Opt. Call	1,814,815
AAA	2,000		Cnty. of Seminole, Wtr. RB, 6.00%, 10/01/09, MBIA	No Opt. Call	2,100,000
AAA	5,905		Dept. of Env. Protection, Recreational Fac. Impvts. Sales Tax RB, Ser. B, 4.00%, 7/01/08, FGIC	No Opt. Call	5,940,194
			Div. of Bond Fin.,
AAA	8,000		Recreational Fac. Impvts. Misc. Taxes RB, Dept. of Env. Presvtn. Proj., Ser. B, 5.25%, 7/01/10, FSA	07/08 @ 101	8,259,200
AAA	2,000		Recreational Fac. Impvts. Sales Tax RB, Nat. Res. & Presvtn. Proj., Ser. A, 5.00%, 7/01/11, AMBAC	07/07 @ 101	2,033,140
AAA	1,095		Escambia Cnty. Utils. Auth., Mult. Util. RB, Ser. B, 6.125%, 1/01/09, FGIC	No Opt. Call	1,120,689
AAA	6,000		Greater Orlando Aviation Auth., Port, Arpt. & Marina RB, Orlando Arpt. Facs. Proj., Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	5,982,600
AAA	3,000		Hillsborough Cnty. Sch. Brd., Sales Tax RB, 4.00%, 10/01/09, AMBAC	No Opt. Call	3,027,930
AAA	950		Indian River Cnty. Sch. Dist., Ad Valorem Ppty. Tax GO, 3.25%, 4/01/08, FSA	No Opt. Call	946,038
AAA	3,000		Lee Cnty., Port, Arpt. & Marina RB, 4.25%, 10/01/09, FSA	No Opt. Call	3,041,130
			Miami, Ad Valorem Ppty. Tax GO,
AAA	1,345		5.90%, 12/01/08, FGIC	No Opt. Call	1,402,526
AAA	1,000		6.00%, 12/01/09, FGIC	No Opt. Call	1,064,540
AAA	2,000		Miami-Dade Cnty. Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Univ. of Miami Proj., Ser. A, 4.875%, 4/01/09, AMBAC	No Opt. Call	2,052,480
AAA	4,775		Miami-Dade Cnty. Sch. Brd., Lease Appropriation COP, 5.25%, 8/01/11, FSA	08/08 @ 101	4,929,328
AAA	1,090		Mun. Loan Council, Pub. Impvts. Misc. RB, Ser. C, 3.50%, 11/01/08, MBIA	No Opt. Call	1,087,656
AAA	7,085		Pasco Cnty., Rec. Recovery RB, 6.00%, 4/01/09, FGIC	01/07 @ 100	7,098,036
AAA	2,000		Polk Cnty. Sch. Brd., Sch. Impvts. Lease Appropriation COP, Ser. A, 3.20%, 1/01/08, FSA	No Opt. Call	1,990,520
AAA	500		St. Petersburg Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, All Children’s Hosp. Proj., 3.10%, 11/15/08, AMBAC	No Opt. Call	493,255
AAA	1,370		Vlg. Ctr. Cmnty. Dev. Dist. Recreational RB, Ser. A, 5.50%, 11/01/08, MBIA	No Opt. Call	1,416,087
AAA	2,370		Volusia Cnty., Sales Tax RB, Ser. B, 4.00%, 10/01/08, MBIA	No Opt. Call	2,386,282

					108,635,448

See Notes to Financial Statements.

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)	Description	Option Call Provisions[2] (Unaudited)	Value

		Puerto Rico—9.0%
AAA	$1,500	Mun. Fin. Agcy., Cash Flow Mgmt. Ad Valorem Ppty. Tax GO, Ser. A, 5.625%, 8/01/10, FSA	08/09 @ 101	$1,588,066
AAA	10,000	Mun. Fin. Agcy., Pub. Impvts. Misc. RB, Ser. A, 3.50%, 8/01/08, FSA	No Opt. Call	9,986,000

				11,574,066

		Total Long-Term Investments (cost $118,810,627)		120,209,514

	Shares (000)

		MONEY MARKET FUNDS—5.2%
NR	6,450	AIM Tax Free Cash Reserve Portfolio—Institutional Class	N/A	6,450,000
NR	200	SSgA Tax Free Money Mkt. Fund—Class A	N/A	200,000

		Total Short-Term Investments (cost $6,650,000)		6,650,000

		Total Investments—98.3% (cost $125,460,6274)		$126,859,514
		Other assets in excess of liabilities—1.7%		2,250,628

		Net Assets Applicable to Common Shareholders—100%		$129,110,142

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]	Security is collateralized by Municipal or U.S. Treasury obligations.

[4]

Cost for federal income tax purposes is $125,430,625. The net unrealized appreciation on a tax basis is $1,428,889, consisting of $1,598,968 gross unrealized appreciation and $170,079 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 99.7% of the Trust’s managed assets.

AMBAC	—	34.4%
FGIC	—	17.9%
FSA	—	27.1%
MBIA	—	15.1%
Other	—	5.2%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	ST	—	Special Tax
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006
BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—143.8%
			Florida—123.4%
NR	$10		Brandy Creek Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. B, 5.40%, 5/01/09	No Opt. Call	$10,017
AAA	6,150		Brd. of Ed., Sch Impvts. Misc. GO, Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	6,557,192
AAA	1,095		City of Deltona, Mult. Util. Impvts. RB, 5.00%, 10/01/23, MBIA	10/13 @ 100	1,159,200
AA	1,000		City of Lakeland, Wtr. RB, 5.00%, 10/01/27	10/12 @ 100	1,042,020
			City of Marco Island, Wtr. Util. Impvts. Wtr. RB,
AAA	2,000		5.00%, 10/01/22, MBIA	10/13 @ 100	2,117,260
AAA	1,375		5.00%, 10/01/23, MBIA	10/13 @ 100	1,455,616
AAA	1,000		5.25%, 10/01/21, MBIA	10/13 @ 100	1,081,290
			City of Palm Coast, Wtr. Util. Impvts. Wtr. RB,
AAA	1,770		5.00%, 10/01/22, MBIA	10/13 @ 100	1,873,775
AAA	1,485		5.00%, 10/01/23, MBIA	10/13 @ 100	1,572,066
AAA	1,500		5.00%, 10/01/24, MBIA	10/13 @ 100	1,587,945
BBB	4,000		Cnty. of Escambia, Misc. RB, Intl. Paper Co. Proj., 5.75%, 11/01/27, AMT	11/13 @ 100	4,235,760
			Cnty. of Miami-Dade,
AAA	10,000		Misc. Taxes RB, Ser. A, Zero Coupon, 10/01/20, MBIA	04/08 @ 52.398	4,967,300
AAA	5,365		Misc. Taxes SO, Ser. A, Zero Coupon, 10/01/19, MBIA	04/08 @ 55.413	2,819,361
AAA	7,560		Recreational Fac. Impvts. Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/32, MBIA	04/08 @ 26.494	1,892,041
AAA	2,760		Cnty. of Polk, Wtr. Util. Impvts. Wtr. RB, 5.00%, 10/01/23, FGIC	10/13 @ 100	2,921,819
NR	4,665		Crossings at Fleming Island Cmnty. Dev. Dist., Swr. Impvts. RB, 6.75%, 10/01/25	10/09 @ 102	4,899,370
AAA	566		Escambia Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, 5.95%, 7/01/20, AMBAC	No Opt. Call	587,535
BBB+	1,955		Hillsborough Cnty. Indl. Dev. Auth., Elec., Pwr. & Lt. RB, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	2,039,827
AAA	1,000		Hillsborough Cnty. Sch. Brd., Sch. Impvts. Lease Appropriation COP, 5.00%, 7/01/27, MBIA	07/13 @ 100	1,045,710
AAA	3,000		Lee Cnty., Trans. RB, Ser. B, 5.00%, 10/01/22, AMBAC	10/14 @ 100	3,192,000
BB+	2,500		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,853,450
AAA	4,695		Miami-Dade Cnty. Edl. Facs. Auth., Univ. & Coll. RB, Miami Univ. Proj., Ser. A, 5.00%, 4/01/24, AMBAC	04/14 @ 100	4,966,653
AAA	4,000		Mun. Loan Council, Pub. Impvts. RB, Ser. A, Zero Coupon, 4/01/20, MBIA	No Opt. Call	2,284,720
NR	3,595		Northern Palm Beach Cnty. Impvt. Dist., Wtr. Util. Impvts. SA, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj., 6.10%, 8/01/21	08/11 @ 101	3,792,905
A+	4,450	[3]	Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Adventist Hlth. Sys. Proj., 5.625%, 11/15/12	N/A	4,904,701
AAA	6,500		Palm Beach Cnty. Sch. Brd., Lease Renewal COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	6,746,545
NR	4,615		Sterling Hill Cmnty. Dev. Dist., SA, 6.10%, 5/01/23	05/13 @ 101	4,918,667
NR	2,590		Stevens Plantation Impvt. Proj. Dependent Spl. Dist., Pub. Impvts. Misc. RB, 6.375%, 5/01/13	No Opt. Call	2,676,247
NR	1,205		Sumter Cnty. Indl. Dev. Auth., Ind. Impvts. RB, North Sumter Util. Co. LLC Proj., 6.80%, 10/01/32, AMT	10/09 @ 100	1,257,984
			Tohopekaliga Wtr. Auth.,
AAA	3,630		Wtr. RB, Ser. A, 5.00%, 10/01/21, FSA	10/13 @ 100	3,871,577
AAA	3,810		Wtr. RB, Ser. A, 5.00%, 10/01/22, FSA	10/13 @ 100	4,033,380
AAA	2,000		Wtr. RB, Ser. A, 5.00%, 10/01/23, FSA	10/13 @ 100	2,117,260
AAA	1,975		Wtr. Util. Impvts. Wtr. RB, Ser. B, 5.00%, 10/01/22, FSA	10/13 @ 100	2,090,794
AAA	1,180		Wtr. Util. Impvts. Wtr. RB, Ser. B, 5.00%, 10/01/23, FSA	10/13 @ 100	1,249,183
NR	1,625		Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts. SA, Ser. A, 6.00%, 5/01/22	05/13 @ 101	1,722,646
			Vlg. Ctr. Cmnty. Dev. Dist.,
NR4	2,000		Recreational Fac. Impvts. RB, Ser. B, 6.35%, 1/01/18	01/14 @ 100	2,115,580
AAA	5,000		Wtr. Util. Impvts. Wtr. RB, 5.25%, 10/01/23, MBIA	10/13 @ 101	5,398,550

					104,057,946

			Puerto Rico—20.4%
			Children’s Trust Fund, Tobacco Settlement Funded RB,
BBB	2,015		5.50%, 5/15/39	05/12 @ 100	2,110,189
BBB	10,500		5.625%, 5/15/43	05/12 @ 100	11,042,745

See Notes to Financial Statements.

BlackRock Florida Municipal 2020 Term Trust (BFO) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Value

			Puerto Rico—(cont’d)
Aaa	$3,740	[3]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	$4,060,368

				17,213,302

			Total Long-Term Investments (cost $114,627,300)	121,271,248

			SHORT-TERM INVESTMENTS—12.5%
			Florida—4.9%
A-1+	630	[5]	Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Baptist Med. Ctr. Proj., 3.95%, 1/02/07, FRDD	630,000
A-1+	3,500	[5]	Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home RB, All Children’s Hosp. Proj., 4.00%, 1/02/07, AMBAC, FRDD	3,500,000

				4,130,000

			Puerto Rico—1.1%
A-1	950	[5]	Hwy. & Transp. Auth., Fuel Sales Tax RB, Ser. A, 3.93%, 1/03/07, AMBAC. FRWD.	950,000

	Shares (000)

		Money Market Funds—6.5%
NR	4,200	AIM Tax Free Cash Reserve Portfolio—Institutional Class	4,200,000
NR	1,250	SSgA Tax Free Money Mkt. Fund—Class A	1,250,000

			5,450,000

		Total Short-Term Investments (cost $10,530,000)	10,530,000

		Total Investments—156.3% (cost $125,157,3006)	$131,801,248
		Other assets in excess of liabilities—1.7%	1,429,057
		Preferred shares at redemption value, including dividends payable—(58.0)%	(48,930,145)

		Net Assets Applicable to Common Shareholders—100%	$84,300,160

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security is deemed to be of investment grade quality by the investment advisor.

[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of December 31, 2006.

[6]

Cost for federal income tax purposes is $125,133,632. The net unrealized appreciation on a tax basis is $6,667,616, consisting of $6,678,656 gross unrealized appreciation and $11,040 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
AMT	—	Subject to Alternative Minimum Tax	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	SA	—	Special Assessment
FRWD	—	Floating Rate Weekly Demand	SO	—	Special Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—98.2%
			New York—98.2%
AAA	$1,000		Bath Central Sch. Dist., Ad Valorem Ppty. Tax GO, 4.00%, 6/15/08, FGIC	No Opt. Call	$1,006,480
AAA	2,250		Central Square Central Sch. Dist., Ad Valorem Ppty. Tax GO, 3.75%, 5/15/09, FGIC	No Opt. Call	2,259,090
			City of New York, Ad Valorem Ppty. Tax GO,
AAA	2,455	[3]	4.75%, 8/15/08, XLCA	N/A	2,525,066
AAA	2,265		4.75%, 8/15/09, XLCA	08/08 @ 101	2,327,469
AAA	1,000		Ser. A, 5.20%, 8/01/10, FSA	08/08 @ 101	1,032,560
AAA	45		Ser. C-1, 6.25%, 8/01/10, FSA	01/07 @ 100	45,092
AAA	50		Ser. C-1, 6.375%, 8/01/08, MBIA	01/07 @ 100	50,102
AAA	2,000	[4]	Ser. E, 6.20%, 8/01/08, MBIA	ETM	2,081,800
AAA	4,895		Ser. E, 6.20%, 8/01/08, MBIA	No Opt. Call	5,089,429
AAA	1,000		Cnty. of Erie, Pub. Impvt. Ad Valorem Ppty. Tax GO, Ser. A, 3.75%, 10/01/08, FGIC	No Opt. Call	1,003,500
			Cnty. of Monroe, Pub. Impvt. Ad Valorem Ppty. Tax GO,
AAA	455	[4]	4.00%, 3/01/09, FGIC	ETM	459,418
AAA	770		4.00%, 3/01/09, FGIC	No Opt. Call	776,830
			Dorm. Auth.,
AAA	3,500		Hlth., Hosp. & Nursing Home RB, Bronx-Lebanon Hosp. Ctr. Proj., 5.00%, 2/15/10, MBIA	02/08 @ 101.5	3,600,415
AAA	5,000		Hlth., Hosp. & Nursing Home RB, Bronx-Lebanon Hosp. Ctr. Proj., 5.125%, 2/15/09, ACA, FSA	02/08 @ 101.5	5,140,150
AAA	500		Hlth., Hosp. & Nursing Home RB, W.K. Nursing Home Corp. Proj., 5.65%, 8/01/09	01/07 @ 102	510,750
AAA	1,000		Hlth., Hosp. & Nursing Home RB, Winthrop South Nassau Univ. Proj., Ser. A, 4.125%, 7/01/08, AMBAC	No Opt. Call	1,007,040
AAA	1,600		Misc. RB, St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/07, FGIC	No Opt. Call	1,611,552
AAA	2,500		Misc. RB, St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, AMBAC	No Opt. Call	2,565,225
AAA	5,000		Misc. RB, St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, FGIC	No Opt. Call	5,130,450
AAA	6,000		Misc. RB, St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, CONNIE LEE	No Opt. Call	6,151,620
AAA	5,000		Misc. RB, St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/09, AMBAC	No Opt. Call	5,217,900
AAA	1,960		East Greenbush Central Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. C, 4.00%, 6/15/09, FSA	No Opt. Call	1,979,659
AAA	6,000		Env. Facs. Corp., Swr. RB, Mun. Wtr. Proj., 4.00%, 6/15/09	No Opt. Call	6,064,440
AAA	1,185		Evans-Brant Central Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. C, 3.75%, 12/15/08, FGIC	No Opt. Call	1,189,657
			Fayetteville-Manlius Central Sch. Dist., Ad Valorem Ppty. Tax GO,
AAA	1,125		3.75%, 6/15/09, FGIC	No Opt. Call	1,129,714
AAA	1,000		4.00%, 6/15/08, FGIC	No Opt. Call	1,006,480
			Hsg. Fin. Agcy., Local Housing RB,
AAA	790		Hsg. Mtg. Proj., Ser. A, 5.80%, 5/01/09, FSA	01/07 @ 102	807,001
AAA	4,015		Hsg. Mtg. Proj., Ser. A, 5.80%, 11/01/09, FSA	01/07 @ 102	4,058,041
AAA	165		Multi-Fam. Mtg. Hsg. Proj., Ser. C, 6.30%, 8/15/08	01/07 @ 100	165,241
AAA	12,500		Long Island Pwr. Auth., Cash Flow Mgmt. Elec., Pwr. & Lt. RB, 5.00%, 4/01/08, MBIA	No Opt. Call	12,713,750
			Met. Transp. Auth., Trans. RB,
AAA	2,500	[4]	Ser. A, 6.10%, 7/01/08, MBIA	ETM	2,594,000
AAA	26,075	[4]	Ser. K, 6.00%, 7/01/08, MBIA	ETM	27,018,915
			Mt. Sinai Union Free Sch. Dist., Ad Valorem Ppty. Tax GO,
AAA	935		6.00%, 2/15/08, AMBAC	No Opt. Call	959,852
AAA	930		6.10%, 2/15/09, AMBAC	No Opt. Call	977,170
AAA	1,075		6.10%, 2/15/10, AMBAC	No Opt. Call	1,152,722
			New York City Hlth. & Hosp. Corp., Hlth., Hosp. & Nursing Home RB,
AAA	2,810		Ser. A, 3.75%, 2/15/09, FSA	No Opt. Call	2,817,896
AAA	2,000		Ser. A, 5.00%, 2/15/08, AMBAC	No Opt. Call	2,030,600
			New York City Mun. Wtr. Fin. Auth., Wtr. RB,
AAA	11,500		Ser. A, Zero Coupon, 6/15/09, MBIA	No Opt. Call	10,520,545
AAA	1,710	[4]	Ser. A, 6.00%, 6/15/08, FGIC	ETM	1,769,850
			New York City Transl. Fin. Auth., Pub. Impvts. Income Tax RB,
AAA	2,605	[4]	4.00%, 5/01/09, MBIA	ETM	2,631,571
AAA	1,395		4.00%, 5/01/09, MBIA	No Opt. Call	1,408,294
AAA	7,800	[4]	Ser. B, 5.25%, 5/01/11, MBIA	ETM	8,309,106
AAA	250		Pwr. Auth., Elec., Pwr. & Lt. RB, Ser. CC, 5.125%, 1/01/11	No Opt. Call	264,007
AAA	1,030		Sodus Central Sch. Dist., Ad Valorem Ppty. Tax GO, 4.00%, 6/15/09, FGIC	No Opt. Call	1,040,331

See Notes to Financial Statements.

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)	Description	Option Call Provisions[2] (Unaudited)	Value

		New York—(cont’d)
AAA	$1,000	St. of New York, Gen. Fund GO, Ser. F, 5.50%, 9/15/08, AMBAC	No Opt. Call	$1,033,050
AAA	5,000	Suffolk Cnty. Indl. Dev. Agcy., Swr. RB, 6.00%, 2/01/08, FGIC	No Opt. Call	5,128,450
AAA	1,675	Suffolk Cnty. Wtr. Auth., Wtr. Util. Impvts. Wtr. RB, Ser. C, 5.75%, 6/01/08	02/07 @ 100	1,710,878
		Thruway Auth.,
AAA	2,000	Hwy. Impvts. Hwy. Tolls RB, Hwy. & Brdg. Trust Fund Proj., Ser. A, 3.90%, 4/01/09, FSA	No Opt. Call	2,014,100
AAA	3,410	Hwy. Impvts. Misc. RB, Local Hwy. & Brdg. Proj., Ser. A, 5.375%, 4/01/09, MBIA	04/08 @ 101	3,516,494
AAA	2,000	Hwy. Impvts. Sales Tax RB, Hwy. & Brdg. Trust Fund Proj., Ser. B, 4.00%, 4/01/09, MBIA	No Opt. Call	2,018,400
AAA	2,900	Hwy. Impvts. Sales Tax RB, Hwy. & Brdg. Trust Fund Proj., Ser. B, 5.25%, 4/01/11, MBIA	No Opt. Call	3,082,352
AAA	2,265 [4]	Triborough Brdg. & Tunl. Auth., Hwy. Tolls RB, Ser. A, 5.125%, 1/01/11, MBIA	ETM	2,350,096
		Urban Dev. Corp., Correctional Facs. Impvts. Lease Appropriation RB,
AAA	2,000	Ser. A, 5.50%, 1/01/09, AMBAC	No Opt. Call	2,074,060
AAA	5,140	Ser. B, 5.25%, 1/01/10, AMBAC	01/09 @ 101	5,345,446

		Total Long-Term Investments (cost $166,068,088)		170,474,106

	Shares (000)

NR		MONEY MARKET FUND—0.3%
	550	AIM Tax Free Cash Reserve Portfolio—Institutional Class (cost $550,000)	N/A	550,000

		Total Investment—98.5% (cost $166,618,0885)		$171,024,106
		Other assets in excess of liabilities—1.5%		2,529,117

		Net Assets Applicable to Common Shareholders—100%		$173,553,223

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security is collateralized by Municipal or U.S. Treasury obligations.

[5]

Cost for federal income tax purposes is $166,017,056. The net unrealized appreciation on a tax basis is $5,007,050, consisting of $5,008,655 gross unrealized appreciation and $1,605 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 94.9% of the Trust’s managed assets.

ACA	—	3.0%
AMBAC	—	13.1%
CONNIE LEE	—	3.6%
FGIC	—	13.7%
FSA	—	7.4%
MBIA	—	51.0%
XLCA	—	2.8%
Other	—	0.3%

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
CONNIE LEE	—	College Construction Loan Insurance Assoc.	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006
BlackRock New York Municipal 2018 Term Trust (BLH)

(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—151.1%
			Multi-State—7.1%
A3	$4,000	[3]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	$4,195,080

			New York—136.0%
NR	450		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Appropriation RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/25	05/15 @ 102	449,483
			City of New York,
AA-	3,110		Ad Valorem Ppty. Tax GO, 5.75%, 8/01/18	08/12 @ 100	3,389,776
AA-	1,890	[4]	Ad Valorem Ppty. Tax GO, Ser. G, 5.75%, 8/01/12	N/A	2,092,986
AA-	4,000		Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.375%, 12/01/20	12/11 @ 100	4,243,400
			Dorm. Auth.,
AAA	3,455	[4]	Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Proj., Ser. A, 5.00%, 2/15/08	N/A	3,577,342
AA-	295		Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Proj., Ser. A, 5.00%, 2/15/18	02/08 @ 102	303,307
AAA	2,510	[4]	Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Proj., Ser. B, 5.50%, 8/15/11, MBIA	N/A	2,710,398
AAA	110		Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Proj., Ser. B, 5.50%, 8/15/20, MBIA	08/11 @ 100	118,055
AAA	1,000		Hlth., Hosp. & Nursing Home RB, Willow Towers, Inc. Proj., 5.25%, 2/01/22	08/12 @ 101	1,070,030
AA-	1,800	[4]	Univ. & Coll. Impvts. RB, City Univ. Proj., Ser. A, 5.125%, 7/01/11	N/A	1,912,464
AA	1,000		Univ. & Coll. RB, Brooklyn Law Sch. Proj., Ser. A, 5.50%, 7/01/18, RAA	07/13 @ 100	1,083,090
AA-	1,170	[4]	Univ. & Coll. RB, Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/09	N/A	1,221,328
AA-	2,060		Univ. & Coll. RB, Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/19	07/09 @ 101	2,123,572
Aaa	1,320		East Rochester Hsg. Auth., Hlth., Hosp. & Nursing Home RB, Genesee Valley Presbyterian Proj., 5.20%, 12/20/24	12/11 @ 101	1,396,494
BBB	2,450		Jefferson Cnty. Indl. Dev. Agcy., Misc. RB, Intl. Paper Co. Proj., 5.20%, 12/01/20, AMT	12/13 @ 100	2,523,917
AAA	1,900		Long Island Pwr. Auth., Cash Flow Mgmt. Elec., Pwr. & Lt. RB, Zero Coupon, 6/01/18, FSA	No Opt. Call	1,204,562
AAA	5,000		Met. Transp. Auth., Trans. RB, Ser. A, 5.125%, 11/15/21, FGIC	11/12 @ 100	5,354,000
			New York City Indl. Dev. Agcy.,
B	1,000		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj., 7.50%, 8/01/16, AMT	No Opt. Call	1,194,440
A-	4,000		Recreational Fac. Impvts. Misc. RB, YMCA of Greater New York Proj., 5.25%, 8/01/21	02/11 @ 100	4,150,040
			New York City Transl. Fin. Auth., Pub. Impvts. Income Tax RB,
AAA	1,090	[4]	5.00%, 5/01/09	N/A	1,135,409
AAA	805		5.00%, 5/01/19	05/09 @ 101	834,302
AAA	3,000		Ser. B, 5.00%, 5/01/18	11/11 @ 101	3,188,100
B3	525		New York Liberty Dev. Corp., Recreational Fac. Impvts. RB, Nat. Sports Museum Proj., Ser. A, 6.125%, 2/15/19	02/16 @ 100	555,245
AA	4,180		Niagara Cnty. Ind. Dev. Agcy., Indl. RB, Niagara Univ. Proj., Ser. A, 5.35%, 11/01/23, RAA	11/11 @ 101	4,488,191
AA	4,130		Oneida Hlth. Care Corp., Hlth., Hosp. & Nursing Home RB, Oneida Hlth. Sys., Inc. Proj., 5.30%, 2/01/21, RAA	02/11 @ 101	4,341,993
AA	3,875		Orange Cnty. Indl. Dev. Agcy., Hlth., Hosp. & Nursing Home RB, St. Luke’s Hosp. Proj., Ser. A, 5.375%, 12/01/21, RAA	12/11 @ 101	4,117,691
			Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB,
AAA	3,885		Ser. 126, 5.00%, 11/15/18, FGIC, AMT	05/12 @ 101	4,085,194
Caa1	2,600		Contl. Airlines Proj., 9.125%, 12/01/15, AMT	01/07 @ 100	2,709,200
BBB	4,000		Rockland Tobacco Asset Sec. Corp., Misc. Purposes Tobacco Settlement Funded RB, 5.625%, 8/15/35	08/12 @ 100	4,201,040
AAA	3,000	[4]	TSASC, Inc., Rec. Recovery Impvts. Tobacco Settlement Funded RB, Ser. 1, 5.75%, 7/15/12	N/A	3,310,410
AA-	3,500		Urban Dev. Corp., Lease Appropriation RB, 5.00%, 1/01/19	01/08 @ 102	3,595,200
AAA	3,710		Westchester Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Purchase Coll. Fndtn. Hsg. Proj., Ser. A, 5.125%, 12/01/22, AMBAC	12/11 @ 102	3,978,604

					80,659,263

See Notes to Financial Statements.

BlackRock New York Municipal 2018 Term Trust (BLH) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			Puerto Rico—8.0%
BBB	2,000		Children’s Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	05/12 @ 100	$2,103,380
Aaa	2,500	[4]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.70%, 2/01/10	N/A	2,648,875

					4,752,255

			Total Investments—151.1% (cost $83,717,3575)		$89,606,598
			Other assets in excess of liabilities—1.9%		1,123,210
			Preferred shares at redemption value, including dividends payable—(53.0)%		(31,416,778)

			Net Assets Applicable to Common Shareholders—100%		$59,313,030

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2006, the Trust held 7.1% of its net assets, with a current market value of $4,195,080, in securities restricted as to resale.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]

Cost for federal income tax purposes is $83,718,289. The net unrealized appreciation on a tax basis is $5,888,309, consisting of $5,888,309 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
AMT	—	Subject to Alternative Minimum Tax	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RAA	—	Radian Asset Assurance
FSA	—	Financial Security Assurance	RB	—	Revenue Bond

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006
BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Option Call Provisions[2] (Unaudited)	Value

			LONG-TERM INVESTMENTS—161.5%
			Multi-State—14.0%
A3	$4,000	[3]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	$4,225,920

			Pennsylvania—137.8%
AAA	2,150	[4]	Allegheny Cnty. Port Auth., Trans. Impvts. RB, 6.125%, 3/01/09, MBIA	N/A	2,283,386
AAA	1,800	[4]	Allegheny Cnty. San. Auth., Swr. Impvts. RB, 5.375%, 12/01/07, MBIA	N/A	1,863,792
BBB+	1,400		Bucks Cnty. Ind. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Pennswood Vlg. Proj., Ser. A, 6.00%, 10/01/34	10/12 @ 101	1,507,534
			Bucks Cnty. Wtr. & Swr. Auth., Swr. RB,
AAA	185		4.75%, 6/01/23, FSA	12/16 @ 100	193,947
AAA	190		4.75%, 6/01/24, FSA	12/16 @ 100	198,717
AAA	1,000		Catasauqua Area Sch. Dist., Ad Valorem Ppty. Tax GO, 5.00%, 2/15/31, FSA	02/16 @ 100	1,064,770
AAA	2,000		Chester Cnty. Indl. Dev. Auth., Wtr. Util. Impvts. Wtr. RB, Aqua, Inc. Proj., Ser. A, 5.00%, 2/01/40, FGIC	02/17 @ 100	2,081,940
AAA	1,250		City of Philadelphia, Port, Arpt. & Marnia Impvts. RB, Ser. B, 5.40%, 6/15/27, FGIC, AMT	06/07 @ 102	1,281,100
AAA	2,500	[5]	Delaware Cnty. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mercy Hlth. Corp. Southeastern Pennsylvania Proj., 6.00%, 12/15/26	ETM	2,554,750
AAA	1,250		Delaware Cnty. Indl. Dev. Auth., Wtr. Util. Impvts. Indl. RB, Philadelphia Suburban Wtr. Proj., 6.00%, 6/01/29, FGIC, AMT	06/09 @ 101	1,321,750
			Econ. Dev. Fing. Auth.,
NR6	1,000		Rec. Recovery Impvts. RB, Colver Proj., Ser. G, 5.125%, 12/01/15, AMT	No Opt. Call	1,007,720
A3	1,000		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.25%, 11/01/31, AMT	05/11 @ 101	1,071,140
A3	1,000		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.375%, 11/01/41, AMT	05/11 @ 101	1,071,320
			Higher Edl. Facs. Auth., Univ. & Coll. Impvts. RB,
AA-	1,250		Lafayette Coll. Proj., 6.00%, 5/01/30	05/10 @ 100	1,336,612
AA	95		Philadelphia Univ. Proj., 6.10%, 6/01/30, RAA	06/10 @ 100	101,256
AA	1,030		Univ. of Pennsylvania Proj., Ser. C, 4.75%, 7/15/35	07/15 @ 100	1,055,420
AA	2,000		Univ. of the Arts Proj., Ser. A, 5.00%, 9/15/33, RAA	09/16 @ 100	2,105,180
Aaa	1,000		Univ. Pptys., Inc. Proj., Ser. A, 5.00%, 8/01/35, CIFG	08/16 @ 100	1,055,300
A+	560		Lancaster Cnty. Hosp. Auth., Hlth., Hosp. & Nursing Home RB, Masonic Homes of Grand Lodge Proj., 5.00%, 11/01/36	11/16 @ 100	584,293
AAA	1,000		McKeesport Area Sch. Dist., Ad Valorem Ppty. Tax GO, Ser. A, 5.00%, 10/01/24, FSA	10/15 @ 100	1,069,380
			Montgomery Cnty. Ind. Dev. Auth., Hlth., Hosp. & Nursing Home RB, Acts Retirement-Life Cmntys., Inc. Proj.,
BBB+	1,000		5.00%, 11/15/22	11/16 @ 100	1,050,050
A-	1,250		5.25%, 11/15/28	11/08 @ 101	1,280,625
AA	1,000		Pennsylvania St. Univ., Univ. & Coll. Impvts. RB, 5.00%, 9/01/35	09/15 @ 100	1,060,570
AAA	1,250		Philadelphia Pkg. Auth., Port, Arpt. & Marina Impvts. RB, 5.625%, 9/01/18, FSA	09/09 @ 101	1,316,400
			Philadelphia Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO,
AAA	1,800	[4]	Ser. C, 5.50%, 3/01/10, MBIA	N/A	1,898,406
AAA	3,050		Ser. C, 5.75%, 3/01/29, MBIA	No Opt. Call	3,239,374
AAA	2,000		Pittsburgh Urban Redev. Auth., Wtr. Util. Impvts. Wtr. RB, 5.00%, 9/01/33, MBIA	09/15 @ 100	2,118,160
AAA	1,000		Pub. Sch. Bldg. Auth., Lease RB, Sch. Dist. Philadelphia Proj., Ser. B, 5.00%, 6/01/24, FSA	12/16 @ 100	1,072,730
AAA	2,250		Southeastern Transp. Auth., Trans. Impvts. RB, 5.375%, 3/01/17, FGIC	03/07 @ 102	2,300,782
AAA	150		Tpke. Comm., Franchise Tax & Bus. License Fees RB, Ser. B, 5.00%, 12/01/23, AMBAC	12/16 @ 100	161,672
AAA	840		Washington Cnty. Auth., Misc. RB, Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	900,892
NR	300		Washington Cnty. Redev. Auth., Pub. Impvts. SA, Victory Centre Proj., Ser. A, 5.45%, 7/01/35	07/17 @ 100	306,987
Aaa	725		Westmoreland Cnty. Mun. Auth., Wtr. Util. Impvts. Misc. RB, Ser. B, Zero Coupon, 8/15/30, FSA	No Opt. Call	250,770

					41,766,725

			Puerto Rico—9.7%
BBB-	1,250		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Univ. & Coll. Impvts. RB, Univ. Sys. Proj., Sys, Proj., 5.00%, 3/01/26	03/16 @ 100	1,309,875
Aaa	1,495	[4]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.50%, 2/01/12	N/A	1,623,062

					2,932,937

			Total Long-Term Investments (cost $46,710,853)		48,925,582

See Notes to Financial Statements.

BlackRock Pennsylvania Strategic Municipal Trust (BPS) (continued)
(Percentage of Net Assets)

Rating[1] (Unaudited)	Principal Amount (000)		Description	Value

			SHORT-TERM INVESTMENT—0.3%
			Pennsylvania—0.3%
VMIG1	$100	[7]	Higher Edl. Facs. Auth., Univ. & Coll. Impvts. RB, St. Sys. Higher Ed. Proj., Ser. AB, 3.91%, 1/04/07, MBIA, FRWD (cost $100,000)	$100,000

			Total Investments—161.8% (cost $46,810,8538)	$49,025,582
			Liabilities in excess of other assets—(4.0)%	(1,212,339)
			Preferred shares at redemption value, including dividends payable—(57.8)%	(17,507,576)

			Net Assets Applicable to Common Shareholders—100%	$30,305,667

[1]	Using the highest of S&P’s, Moody’s or Fitch’s ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2006, the Trust held 14.0% of its net assets, with a current market value of $4,225,920, in securities restricted as to resale.

[4]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Security is collateralized by Municipal or U.S. Treasury obligations.

[6]	Security is deemed to be of investment grade quality by the investment advisor.

[7]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of December 31, 2006.

[8]

Cost for federal income tax purposes is $46,752,651. The net unrealized appreciation on a tax basis is $2,272,931, consisting of $2,309,658 gross unrealized appreciation and $36,727 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
AMT	—	Subject to Alternative Minimum Tax	GO	—	General Obligation
CIFG	—	CIFG Insurance	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	RAA	—	Radian Asset Assurance
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRWD	—	Floating Rate Weekly Demand	SA	—	Special Assessment

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006

	Insured Municipal 2008 Term Trust (BRM)	Insured Municipal Term Trust (BMT)	Municipal 2018 Term Trust (BPK)	Municipal 2020 Term Trust (BKK)	Strategic Municipal Trust (BSD)

Assets
Investments at value[1]	$497,229,293	$433,039,553	$387,879,878	$492,278,232	$174,686,458
Investments in affiliates	171,329	123,677	49,080	34,155	34,237
Cash	34,876	—	—	530,150	513,579
Receivable from investments sold	—	835,626	135,000	165,000	—
Unrealized appreciation on forward starting swaps	—	—	216,078	267,164	110,250
Interest receivable	5,708,396	3,924,695	4,809,553	5,744,027	2,369,567
Other assets	24,080	14,238	21,784	23,277	16,835

	503,167,974	437,937,789	393,111,373	499,042,005	177,730,926

Liabilities
Payable to custodian	—	—	662,859	—	—
Payable for investments purchased	—	—	—	—	1,000,910
Unrealized depreciation on forward starting swaps	—	—	299,138	391,729	128,202
Collateral received from broker	—	—	—	93,000	—
Dividends payable — common shares	1,802,470	787,363	—	1,340,677	665,794
Investment advisory fee payable	148,997	130,026	133,428	211,531	67,339
Administration fee payable	42,572	37,159	—	—	—
Deferred Trustees’ fees	171,329	123,677	49,080	34,155	34,237
Payable to affiliates	57,574	37,182	24,035	19,475	12,180
Other accrued expenses	254,411	177,710	173,911	121,789	99,634

	2,477,353	1,293,117	1,342,451	2,212,356	2,008,296

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends payable[2]	81,059,180	170,536,157	137,651,935	177,698,293	62,025,479

Net Assets Applicable to Common Shareholders	$419,631,441	$266,108,515	$254,116,987	$319,131,356	$113,697,151

Composition of Net Assets Applicable to Common Shareholders:
Par value[3]	$272,071	$258,856	$15,908	$20,237	$7,268
Paid-in capital in excess of par	377,589,494	239,251,319	225,641,716	287,166,281	103,017,675
Undistributed net investment income	34,353,330	15,760,187	17,188,985	1,749,671	2,733,361
Accumulated net realized loss	(1,545,193)	(8,977)	(15,107,105)	(2,724,785)	(3,660,925)
Net unrealized appreciation	8,961,739	10,847,130	26,377,483	32,919,952	11,599,772

Net assets applicable to common shareholders, December 31, 2006	$419,631,441	$266,108,515	$254,116,987	$319,131,356	$113,697,151

Net asset value per common share[4]	$15.42	$10.28	$15.97	$15.77	$15.64

[1] Investments at cost	$488,267,554	$422,192,423	$361,419,335	$459,233,715	$163,068,734
[2] Preferred shares outstanding	3,240	6,816	5,504	7,104	2,480
[3] Par value per share	0.01	0.01	0.001	0.001	0.001
[4] Common shares outstanding	27,207,093	25,885,639	15,908,028	20,236,628	7,267,841

See Notes to Financial Statements.

	California Insured Municipal 2008 Term Trust (BFC)	California Municipal 2018 Term Trust (BJZ)	Florida Insured Municipal 2008 Term Trust (BRF)	Florida Municipal 2020 Term Trust (BFO)	New York Insured Municipal 2008 Term Trust (BLN)	New York Municipal 2018 Term Trust (BLH)	Pennsylvania Strategic Municipal Trust (BPS)

Assets
Investments at value[1]	$158,652,482	$151,980,400	$126,859,514	$131,801,248	$171,024,106	$89,606,598	$49,025,582
Investments in affiliates	58,629	14,252	46,697	7,486	69,334	12,711	19,668
Cash	538,114	517,941	514,679	524,556	23,262	—	543,451
Receivable from investments sold	—	—	500,000	—	182,233	—	—
Unrealized appreciation on forward starting swaps	—	23,906	—	74,175	—	13,661	10,921
Interest receivable	2,047,814	1,860,846	1,730,816	1,367,506	2,528,546	1,271,112	584,206
Other assets	21,523	7,648	6,307	6,268	8,465	4,717	10,767

	161,318,562	154,404,993	129,658,013	133,781,239	173,835,946	90,908,799	50,194,595

Liabilities
Payable to custodian	—	—	—	—	—	2,106	—
Payable for investments purchased	—	—	—	—	—	—	2,091,540
Unrealized depreciation on forward starting swaps	—	106,835	—	99,713	—	60,540	35,612
Collateral received from broker	—	—	—	—	—	—	—
Dividends payable — common shares	669,956	394,023	326,516	283,669	—	—	152,450
Investment advisory fee payable	46,987	52,356	38,397	56,678	51,625	30,882	18,020
Administration fee payable	14,387	—	10,972	—	14,752	—	—
Deferred Trustees’ fees	58,629	14,252	46,697	7,486	69,334	12,711	19,668
Payable to affiliates	18,618	9,335	15,903	9,227	25,376	4,266	3,441
Other accrued expenses	143,268	104,625	109,386	94,161	121,636	68,486	60,621

	951,845	681,426	547,871	550,934	282,723	178,991	2,381,352

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends payable[2]	—	55,558,772	—	48,930,145	—	31,416,778	17,507,576

Net Assets Applicable to Common Shareholders	$160,366,717	$98,164,795	$129,110,142	$84,300,160	$173,553,223	$59,313,030	$30,305,667

Composition of Net Assets Applicable to Common Shareholders:
Par value[3]	$104,071	$6,433	$87,071	$5,562	$112,571	$3,633	$2,019
Paid-in capital in excess of par	144,174,166	91,213,865	120,583,337	78,885,738	155,947,555	51,482,732	28,424,584
Undistributed net investment income	12,690,032	4,534,926	7,259,061	50,521	13,301,763	3,509,674	471,511
Accumulated net realized loss	(724,206)	(3,571,061)	(218,214)	(1,260,071)	(214,684)	(1,525,371)	(782,485)
Net unrealized appreciation	4,122,654	5,980,632	1,398,887	6,618,410	4,406,018	5,842,362	2,190,038

Net assets applicable to common shareholders, December 31, 2006	$160,366,717	$98,164,795	$129,110,142	$84,300,160	$173,553,223	$59,313,030	$30,305,667

Net asset value per common share[4]	$15.41	$15.26	$14.83	$15.16	$15.42	$16.33	$15.01

[1] Investments at cost	$154,529,828	$145,916,839	$125,460,627	$125,157,300	$166,618,088	$83,717,357	$46,810,853
[2] Preferred shares outstanding	—	2,221	—	1,956	—	1,256	700
[3] Par value per share	0.01	0.001	0.01	0.001	0.001	0.01	0.001
[4] Common shares outstanding	10,407,093	6,433,028	8,707,093	5,562,128	11,257,093	3,633,028	2,019,441

STATEMENTS OF OPERATIONS
For the year ended December 31, 2006

	Insured Municipal 2008 Term Trust (BRM)	Insured Municipal Term Trust (BMT)	Municipal 2018 Term Trust (BPK)	Municipal 2020 Term Trust (BKK)	Strategic Municipal Trust (BSD)

Investment Income
Interest income	$27,856,483	$18,586,814	$20,539,523	$25,495,806	$8,992,445
Income from affiliates	7,688	5,889	2,958	2,308	1,309

Total investment income	27,864,171	18,592,703	20,542,481	25,498,114	8,993,754

Expenses
Investment advisory	2,216,800	1,530,818	1,555,589	2,450,726	1,052,365
Administration	633,372	437,372	—	—	—
Transfer agent	19,467	21,985	14,360	15,173	14,533
Custodian	113,858	88,471	87,922	107,027	73,435
Reports to shareholders	92,395	62,058	49,374	59,106	31,286
Directors/Trustees	42,135	27,586	28,196	33,344	15,683
Registration	20,232	19,990	19,990	19,990	20,019
Independent accountants	42,316	40,508	39,116	39,995	37,123
Legal	85,764	53,681	43,971	54,816	30,507
Insurance	41,025	27,105	24,105	30,363	10,943
Auction agent	523,946	439,678	357,862	465,212	163,251
Deferred Trustees’fees	7,688	5,889	2,958	2,308	1,309
Miscellaneous	79,962	77,134	43,276	50,080	25,223

Total expenses excluding interest expense	3,918,960	2,832,275	2,266,719	3,328,140	1,475,677
Interest expense	—	—	20,843	24,365	4,130

Total expenses	3,918,960	2,832,275	2,287,562	3,352,505	1,479,807
Less fees waived by Advisor	—	—	—	—	(263,091)
Less fees paid indirectly	(51,521)	(22,966)	(18,823)	(16,777)	(38,645)

Net expenses	3,867,439	2,809,309	2,268,739	3,335,728	1,178,071

Net investment income	23,996,732	15,783,394	18,273,742	22,162,386	7,815,683

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(891,629)	63,327	(1,332,685)	(1,524,223)	(277,506)
Futures & swaps	—	—	1,186,725	1,484,199	507,317

	(891,629)	63,327	(145,960)	(40,024)	229,811

Net change in unrealized appreciation/depreciation on:
Investments	(7,380,268)	(4,496,464)	4,587,960	9,219,971	1,489,022
Futures & swaps	—	—	526,039	641,346	243,097

	(7,380,268)	(4,496,464)	5,113,999	9,861,317	1,732,119

Net gain (loss)	(8,271,897)	(4,433,137)	4,968,039	9,821,293	1,961,930

Dividends and Distributions to Preferred Shareholders from:
Net investment income	(6,504,282)	(5,450,944)	(4,602,574)	(5,910,556)	(2,073,507)
Net realized gains	(70,381)	(26,320)	—	—	—

Total dividends and distributions	(6,574,663)	(5,477,264)	(4,602,574)	(5,910,556)	(2,073,507)

Net Increase in Net Assets Applicaple to Common Shareholders Resulting from Operations	$9,150,172	$5,872,993	$18,639,207	$26,073,123	$7,704,106

See Notes to Financial Statements.

	California Insured Municipal 2008 Term Trust (BFC)	California Municipal 2018 Term Trust (BJZ)	Florida Insured Municipal 2008 Term Trust (BRF)	Florida Municipal 2020 Term Trust (BFO)	New York Insured Municipal 2008 Term Trust (BLN)	New York Municipal 2018 Term Trust (BLH)	Pennsylvania Strategic Municipal Trust (BPS)

Investment Income
Interest income	$10,675,506	$7,488,335	$7,497,101	$6,422,942	$11,185,041	$4,638,378	$2,429,080
Income from affiliates	2,462	793	1,894	332	3,758	578	598

Total investment income	10,677,968	7,489,128	7,498,995	6,423,274	11,188,799	4,638,956	2,429,678

Expenses
Investment advisory	872,734	613,225	662,012	660,911	881,800	361,263	288,190
Administration	249,354	—	189,146	—	251,942	—	—
Transfer agent	16,103	14,287	16,456	14,736	16,930	14,280	14,373
Custodian	154,258	38,372	116,778	45,703	122,079	40,711	22,692
Reports to shareholders	33,640	20,237	28,706	20,304	37,004	14,937	12,076
Directors/Trustees	20,696	14,666	18,256	14,263	21,442	13,447	12,666
Registration	19,990	19,990	19,990	19,990	19,990	19,990	1,204
Independent accountants	37,733	37,517	36,981	37,210	37,878	37,016	26,749
Legal	41,216	21,061	31,120	20,571	41,574	10,855	9,935
Insurance	15,435	9,513	12,299	8,195	16,389	5,606	2,986
Auction agent	232,027	145,971	156,517	130,053	196,545	85,585	51,875
Deferred Trustees’fees	2,462	793	1,894	332	3,758	578	598
Miscellaneous	42,100	30,901	35,842	30,295	43,379	25,112	19,100

Total expenses excluding interest expense	1,737,748	966,533	1,325,997	1,002,563	1,690,710	629,380	462,444
Interest expense	—	—	—	—	—	—	—

Total expenses	1,737,748	966,533	1,325,997	1,002,563	1,690,710	629,380	462,444
Less fees waived by Advisor	—	—	—	—	—	—	(72,047)
Less fees paid indirectly	(128,252)	(21,981)	(90,824)	(23,003)	(97,037)	(19,333)	(16,292)

Net expenses	1,609,496	944,552	1,235,173	979,560	1,593,673	610,047	374,105

Net investment income	9,068,472	6,544,576	6,263,822	5,443,714	9,595,126	4,028,909	2,055,573

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(731,806)	(543,913)	(221,614)	(567,183)	(214,828)	(316,982)	7,113
Futures & swaps	—	428,943	—	400,304	—	240,040	113,050

	(731,806)	(114,970)	(221,614)	(166,879)	(214,828)	(76,942)	120,163

Net change in unrealized appreciation/depreciation on:
Investments	(2,407,786)	193,591	(1,678,294)	1,290,069	(3,524,930)	356,918	(354,031)
Futures & swaps	—	136,887	—	180,396	—	78,058	33,293

	(2,407,786)	330,478	(1,678,294)	1,470,465	(3,524,930)	434,976	(320,738)

Net gain (loss)	(3,139,592)	215,508	(1,899,908)	1,303,586	(3,739,758)	358,034	(200,575)

Dividends and Distributions to Preferred Shareholders from:
Net investment income	(2,619,751)	(1,690,527)	(1,853,768)	(1,635,635)	(2,294,992)	(929,029)	(565,582)
Net realized gains	—	—	(5,257)	—	(5,528)	—	—

Total dividends and distributions	(2,619,751)	(1,690,527)	(1,859,025)	(1,635,635)	(2,300,520)	(929,029)	(565,582)

Net Increase in Net Assets Applicaple to Common Shareholders Resulting from Operations	$3,309,129	$5,069,557	$2,504,889	$5,111,665	$3,554,848	$3,457,914	$1,289,416

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2006 and 2005

	Insured Municipal 2008 Term Trust (BRM)		Insured Municipal Term Trust (BMT)

	2006	2005	2006	2005

Increase (Decrease) in Net Assets Applicable to Common Shareholders
Operations:
Net investment income	$23,996,732	$24,641,861	$15,783,394	$15,273,997
Net realized gain (loss)	(891,629)	(2,400)	63,327	226,726
Net change in unrealized appreciation/depreciation	(7,380,268)	(20,407,431)	(4,496,464)	(10,475,635)
Dividends and distributions to preferred shareholders from:
Net investment income	(6,504,282)	(5,856,777)	(5,450,944)	(3,769,757)
Net realized gains	(70,381)	—	(26,320)	(94,031)

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	9,150,172	(1,624,747)	5,872,993	1,161,300

Dividends and Distributions to Common Shareholders from:
Net investment income	(21,629,643)	(21,629,646)	(11,713,359)	(14,884,351)
Net realized gains	(294,925)	—	(65,750)	(391,780)

Total dividends and distributions	(21,924,568)	(21,629,646)	(11,779,109)	(15,276,131)

Capital Share Transactions:
Reinvestment of common dividends	—	—	—	—

Net proceeds from capital share transactions	—	—	—	—

Total increase (decrease)	(12,774,396)	(23,254,393)	(5,906,116)	(14,114,831)

Net Assets Applicable to Common Shareholders
Beginning of year	432,405,837	455,660,230	272,014,631	286,129,462

End of year	$419,631,441	$432,405,837	$266,108,515	$272,014,631

End of year undistributed net investment income	$34,353,330	$38,497,045	$15,760,187	$17,141,959

See Notes to Financial Statements.

	Municipal 2018 Term Trust (BPK)		Municipal 2020 Term Trust (BKK)		Strategic Municipal Trust (BSD)		California Insured Municipal 2008 Term Trust (BFC)

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (Decrease) in Net Assets Applicable to Common Shareholders
Operations:
Net investment income	$18,273,742	$18,971,183	$22,162,386	$22,369,679	$7,815,683	$8,234,349	$9,068,472	$9,410,731
Net realized gain (loss)	(145,960)	(6,238,370)	(40,024)	234,951	229,811	2,599,022	(731,806)	—
Net change in unrealized appreciation/depreciation	5,113,999	2,205,469	9,861,317	7,670,839	1,732,119	(2,090,681)	(2,407,786)	(8,530,659)
Dividends and distributions to preferred shareholders from:
Net investment income	(4,602,574)	(3,197,120)	(5,910,556)	(4,116,677)	(2,073,507)	(1,435,533)	(2,619,751)	(2,084,590)
Net realized gains	—	—	—	—	—	—	—	(12,763)

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	18,639,207	11,741,162	26,073,123	26,158,792	7,704,106	7,307,157	3,309,129	(1,217,281)

Dividends and Distributions to Common Shareholders from:
Net investment income	(14,412,673)	(13,410,468)	(16,088,120)	(17,529,979)	(7,982,317)	(7,442,211)	(8,039,481)	(8,039,481)
Net realized gains	—	—	—	—	—	—	—	(54,533)

Total dividends and distributions	(14,412,673)	(13,410,468)	(16,088,120)	(17,529,979)	(7,982,317)	(7,442,211)	(8,039,481)	(8,094,014)

Capital Share Transactions:
Reinvestment of common dividends	—	—	—	—	291,502	132,779	—	—

Net proceeds from capital share transactions	—	—	—	—	291,502	132,779	—	—

Total increase (decrease)	4,226,534	(1,669,306)	9,985,003	8,628,813	13,291	(2,275)	(4,730,352)	(9,311,295)

Net Assets Applicable to Common Shareholders
Beginning of year	249,890,453	251,559,759	309,146,353	300,517,540	113,683,860	113,686,135	165,097,069	174,408,364

End of year	$254,116,987	$249,890,453	$319,131,356	$309,146,353	$113,697,151	$113,683,860	$160,366,717	$165,097,069

End of year undistributed net investment income	$17,188,985	$17,930,493	$1,749,671	$1,594,255	$2,733,361	$4,973,558	$12,690,032	$14,288,392

STATEMENTS OF CHANGES IN NET ASSETS (continued) For the years ended December 31, 2006 and 2005

	California Municipal 2018 Term Trust (BJZ)		Florida Insured Municipal 2008 Term Trust (BRF)

	2006	2005	2006	2005

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$6,544,576	$6,249,720	$6,263,822	$6,809,157
Net realized gain (loss)	(114,970)	(196,292)	(221,614)	88,503
Net change in unrealized appreciation/depreciation	330,478	51,197	(1,678,294)	(5,953,913)
Dividends and distributions to preferred shareholders from:
Net investment income	(1,690,527)	(1,142,679)	(1,853,768)	(1,908,083)
Net realized gains	—	—	(5,257)	(16,356)

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	5,069,557	4,961,946	2,504,889	(980,692)

Dividends and Distributions to Common Shareholders from:
Net investment income	(4,728,276)	(4,728,276)	(4,353,542)	(6,530,321)
Net realized gains	—	—	(14,720)	(57,876)

Total dividends and distributions	(4,728,276)	(4,728,276)	(4,368,262)	(6,588,197)

Capital Share Transactions:
Reinvestment of common dividends	—	—	—	—

Net proceeds from capital share transactions	—	—	—	—

Total increase (decrease)	341,281	233,670	(1,863,373)	(7,568,889)

Net Assets Applicable to Common Shareholders
Beginning of year	97,823,514	97,589,844	130,973,515	138,542,404

End of year	$98,164,795	$97,823,514	$129,110,142	$130,973,515

End of period undistributed (distribution in excess of) net investment income	$4,534,926	$4,409,153	$7,259,061	$7,205,925

See Notes to Financial Statements.

	Florida Municipal 2020 Term Trust (BFO)		New York Insured Municipal 2008 Term Trust (BLN)		New York Municipal 2018 Term Trust (BLH)		Pennsylvania Strategic Municipal Trust (BPS)

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (Decrease) in Net Assets Applicable to Common Shareholders

Operations:
Net investment income	$5,443,714	$5,436,626	$9,595,126	$10,168,052	$4,028,909	$3,930,167	$2,055,573	$1,964,401
Net realized gain (loss)	(166,879)	56,090	(214,828)	27,602	(76,942)	171,272	120,163	196,363
Net change in unrealized appreciation/ depreciation	1,470,465	1,629,993	(3,524,930)	(8,711,114)	434,976	410,410	(320,738)	(1,047,091)
Dividends and distributions to preferred shareholders from:
Net investment income	(1,635,635)	(1,090,002)	(2,294,992)	(2,262,552)	(929,029)	(619,624)	(565,582)	(380,143)
Net realized gains	—	(35,017)	(5,528)	(14,078)	—	—	—	—

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	5,111,665	5,997,690	3,554,848	(792,090)	3,457,914	3,892,225	1,289,416	733,530

Dividends and Distributions to Common Shareholders from:
Net investment income	(3,686,996)	(4,192,475)	(7,111,107)	(8,442,822)	(2,670,276)	(2,670,276)	(1,828,436)	(1,807,728)
Net realized gains	—	(320,969)	(22,064)	(57,749)	—	—	—	—

Total dividends and distributions	(3,686,996)	(4,513,444)	(7,133,171)	(8,500,571)	(2,670,276)	(2,670,276)	(1,828,436)	(1,807,728)

Capital Share Transactions:
Reinvestment of common dividends	—	—	—	—	—	—	44,141	17,613

Net proceeds from capital share transactions	—	—	—	—	—	—	44,141	17,613

Total increase (decrease)	1,424,669	1,484,246	(3,578,323)	(9,292,661)	787,638	1,221,949	(494,879)	(1,056,585)

Net Assets Applicable to Common Shareholders
Beginning of year	82,875,491	81,391,245	177,131,546	186,424,207	58,525,392	57,303,443	30,800,546	31,857,131

End of year	$84,300,160	$82,875,491	$173,553,223	$177,131,546	$59,313,030	$58,525,392	$30,305,667	$30,800,546

End of period undistributed (distribution in excess of) net investment income	$50,521	$(70,554)	$13,301,763	$13,112,870	$3,509,674	$3,080,070	$471,511	$810,116

FINANCIAL HIGHLIGHTS
BlackRock Insured Municipal 2008 Term Trust (BRM)

	Year Ended December 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.89	$16.75	$17.38	$17.62	$16.80

Investment operations:
Net investment income	0.88	0.91	0.97	1.07	1.26
Net realized and unrealized gain (loss)	(0.30)	(0.75)	(0.55)	(0.07)	0.53
Dividends and distributions to preferred shareholders from:
Net investment income	(0.24)	(0.22)	(0.10)	(0.08)	(0.13)
Net realized gains	— [1]	—	(0.01)	(0.01)	(0.01)

Net increase (decrease) from investment operations	0.34	(0.06)	0.31	0.91	1.65

Dividends and distributions to common shareholders from:
Net investment income	(0.80)	(0.80)	(0.88)	(1.02)	(0.79)
Net realized gains	(0.01)	—	(0.06)	(0.13)	(0.04)

Total dividends and distributions	(0.81)	(0.80)	(0.94)	(1.15)	(0.83)

Net asset value, end of year	$15.42	$15.89	$16.75	$17.38	$17.62

Market price, end of year	$15.53	$15.30	$16.31	$17.27	$16.58

TOTAL INVESTMENT RETURN[2]	6.91%	(1.41)%	(0.09)%	11.29%	11.15%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	0.91%	1.03%	0.99%	0.98%	0.98%
Expenses after fees waived and before fees paid indirectly	0.92%	1.03%	1.00%	0.98%	0.98%
Expenses before fees waived and paid indirectly	0.92%	1.03%	1.00%	0.98%	0.98%
Net investment income after fees waived and paid indirectly and before preferred share dividends	5.66%	5.58%	5.66%	6.03%	7.34%
Preferred share dividends	1.53%	1.33%	0.57%	0.47%	0.73%
Net investment income available to common shareholders	4.13%	4.25%	5.09%	5.56%	6.61%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$423,862	$441,822	$464,135	$480,887	$468,417
Portfolio turnover	—	3%	4%	18%	23%
Net assets of common shareholders, end of year (000)	$419,631	$432,406	$455,660	$472,785	$479,390
Preferred shares value outstanding, end of year (000)	$81,000	$271,000	$271,000	$271,000	$271,000
Asset coverage per preferred share, end of year	$154,534	$64,902	$67,041	$68,622	$69,235

[1]	Amounted to less than $0.01 per common share outstanding.

[2]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Insured Municipal Term Trust (BMT)

	Year Ended December 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$10.51	$11.05	$11.40	$11.29	$10.85

Investment operations:
Net investment income	0.61	0.59	0.67	0.73	0.81
Net realized and unrealized gain (loss)	(0.18)	(0.38)	(0.34)	0.10	0.41
Dividends and distributions to preferred shareholders from:
Net investment income	(0.21)	(0.15)	(0.07)	(0.06)	(0.08)
Net realized gains	— [1]	— [1]	— [1]	— [1]	(0.02)

Net increase from investment operations	0.22	0.06	0.26	0.77	1.12

Dividends and distributions to common shareholders from:
Net investment income	(0.45)	(0.58)	(0.58)	(0.64)	(0.58)
Net realized gains	— [1]	(0.02)	(0.03)	(0.02)	(0.10)

Total dividends and distributions	(0.45)	(0.60)	(0.61)	(0.66)	(0.68)

Net asset value, end of year	$10.28	$10.51	$11.05	$11.40	$11.29

Market price, end of year	$9.77	$10.36	$11.30	$11.06	$10.94

TOTAL INVESTMENT RETURN[2]	(1.40)%	(3.26)%	7.92%	7.28%	9.51%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	1.05%	1.04%	1.02%	1.02%	1.05%
Expenses after fees waived and before fees paid indirectly	1.06%	1.05%	1.02%	1.02%	1.06%
Expenses before fees waived and paid indirectly	1.06%	1.05%	1.02%	1.02%	1.06%
Net investment income after fees waived and paid indirectly and before preferred share dividends	5.91%	5.48%	6.04%	6.36%	7.32%
Preferred share dividends	2.04%	1.35%	0.66%	0.50%	0.70%
Net investment income available to common shareholders	3.87%	4.13%	5.38%	5.86%	6.62%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$266,976	$278,492	$289,091	$293,334	$287,692
Portfolio turnover	1%	—	1%	11%	36%
Net assets of common shareholders, end of year (000)	$266,109	$272,015	$286,129	$295,028	$292,371
Preferred shares value outstanding, end of year (000)	$170,400	$170,400	$170,400	$170,400	$170,400
Asset coverage per preferred share, end of year	$64,062	$64,924	$66,987	$68,288	$67,895

[1]	Amounted to less than $0.01 per common share outstanding.

[2]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Municipal 2018 Term Trust (BPK)

	Year Ended December 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.71	$15.81	$15.53	$14.66	$13.66

Investment operations:
Net investment income	1.15	1.19	1.21	1.21	1.17
Net realized and unrealized gain (loss)	0.31	(0.25)	(0.05)	0.52	0.73
Dividends to preferred shareholders from net investment income	(0.29)	(0.20)	(0.10)	(0.08)	(0.12)

Net increase from investment operations	1.17	0.74	1.06	1.65	1.78

Dividends to common shareholders from net investment income	(0.91)	(0.84)	(0.78)	(0.78)	(0.78)

Net asset value, end of year	$15.97	$15.71	$15.81	$15.53	$14.66

Market price, end of year	$17.01	$15.71	$15.16	$14.36	$13.43

TOTAL INVESTMENT RETURN[1]	14.46%	9.35%	11.27%	12.92%	8.84%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	0.90%	0.91%	0.91%	0.93%	0.92%
Expenses after fees waived and before fees paid indirectly	0.91%	0.91%	0.91%	0.94%	0.94%
Expenses before fees waived and paid indirectly	0.91%	0.91%	0.91%	0.94%	0.94%
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.27%	7.53%	7.83%	8.21%	8.14%
Preferred share dividends	1.83%	1.27%	0.64%	0.57%	0.84%
Net investment income available to common shareholders	5.44%	6.26%	7.19%	7.64%	7.30%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$251,297	$252,013	$246,602	$235,575	$227,674
Portfolio turnover	7%	15%	31%	15%	53%
Net assets of common shareholders, end of year (000)	$254,117	$249,890	$251,560	$247,032	$233,233
Preferred shares value outstanding, end of year (000)	$137,600	$137,600	$137,600	$137,600	$137,600
Asset coverage per preferred share, end of year	$71,179	$70,407	$70,736	$69,887	$67,381

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Municipal 2020 Term Trust (BKK)

				For the period September 30, 2003[1] through December 31, 2003
	Year Ended December 31,

	2006	2005	2004

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.28	$14.85	$14.51	$14.33 [2]

Investment operations:
Net investment income	1.10	1.11	1.10	0.15
Net realized and unrealized gain	0.48	0.39	0.28	0.25
Dividends to preferred shareholders from:
Net investment income	(0.29)	(0.20)	(0.10)	(0.01)

Net increase from investment operations	1.29	1.30	1.28	0.39

Dividends to common shareholders from:
Net investment income	(0.80)	(0.87)	(0.94)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.02)

Total capital charges	—	—	—	(0.05)

Net asset value, end of period	$15.77	$15.28	$14.85	$14.51

Market price, end of period	$15.77	$14.00	$15.02	$15.00

TOTAL INVESTMENT RETURN[3]	18.66%	(1.28)%	6.63%	1.05%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.07%	1.08%	1.09%	0.85%[5]
Expenses after fees waived and before fees paid indirectly	1.07%	1.09%	1.09%	0.87%[5]
Expenses before fees waived and paid indirectly	1.07%	1.09%	1.09%	0.87%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.09%	7.27%	7.67%	4.25%[5]
Preferred share dividends	1.89%	1.34%	0.72%	0.30%[5]
Net investment income available to common shareholders	5.20%	5.93%	6.95%	3.95%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$312,545	$307,487	$290,212	$279,827
Portfolio turnover	12%	14%	51%	17%
Net assets of common shareholders, end of period (000)	$319,131	$309,146	$300,518	$293,598
Preferred shares outstanding, end of period (000)	$177,600	$177,600	$177,600	$177,600
Asset coverage per preferred share, end of period	$69,937	$68,527	$67,307	$66,332

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Strategic Municipal Trust (BSD)

	Year Ended December 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.68	$15.70	$15.91	$15.01	$14.33

Investment operations:
Net investment income	1.07	1.14	1.26	1.23	1.26
Net realized and unrealized gain (loss)	0.28	0.07	(0.41)	0.68	0.42
Dividends to preferred shareholders from:
Net investment income	(0.29)	(0.20)	(0.10)	(0.08)	(0.12)

Net increase from investment operations	1.06	1.01	0.75	1.83	1.56

Dividends to common shareholders from:
Net investment income	(1.10)	(1.03)	(0.96)	(0.93)	(0.88)

Net asset value, end of year	$15.64	$15.68	$15.70	$15.91	$15.01

Market price, end of year	$18.69	$17.14	$14.52	$14.69	$13.78

TOTAL INVESTMENT RETURN[1]	16.29%	26.08%	5.59%	13.75%	8.03%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.04%	0.97%	0.89%	0.91%	0.98%
Expenses after fees waived and before fees paid indirectly	1.07%	0.98%	0.90%	0.91%	0.99%
Expenses before fees waived and paid indirectly	1.31%	1.29%	1.28%	1.30%	1.39%
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.89%	7.23%	8.04%	8.09%	8.54%
Preferred share dividends	1.83%	1.26%	0.62%	0.54%	0.78%
Net investment income available to common shareholders	5.06%	5.97%	7.42%	7.55%	7.76%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$113,394	$113,860	$112,298	$110,385	$106,807
Portfolio turnover	71%	96%	23%	8%	13%
Net assets of common shareholders, end of year (000)	$113,697	$113,684	$113,686	$115,246	$108,721
Preferred shares outstanding, end of year (000)	$62,000	$62,000	$62,000	$62,000	$62,000
Asset coverage per preferred share, end of year	$78,856	$70,847	$70,844	$71,476	$68,844

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Insured Municipal 2008 Term Trust (BFC)

	Year Ended December 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.86	$16.76	$17.19	$17.34	$16.77

Investment operations:
Net investment income	0.87	0.90	0.91	0.96	1.18
Net realized and unrealized gain (loss)	(0.30)	(0.82)	(0.44)	0.06	0.48
Dividends and distributions to preferred shareholders from:
Net investment income	(0.25)	(0.20)	(0.10)	(0.07)	(0.11)
Net realized gain	—	— [3]	—	(0.01)	(0.03)

Net increase (decrease) from investment operations	0.32	(0.12)	0.37	0.94	1.52

Dividends and distributions to common shareholders from:
Net investment income	(0.77)	(0.77)	(0.77)	(1.00)	(0.81)
Net realized gain	—	(0.01)	(0.03)	(0.09)	(0.14)

Total dividends and distributions	(0.77)	(0.78)	(0.80)	(1.09)	(0.95)

Net asset value, end of year	$15.41	$15.86	$16.76	$17.19	$17.34

Market price, end of year	$15.34	$15.31	$16.25	$17.09	$16.44

TOTAL INVESTMENT RETURN[1]	5.34%	(1.08)%	(0.20)%	10.90%	9.56%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	0.99%	1.07%	1.05%	1.04%	1.05%
Expenses after fees waived and before fees paid indirectly	1.07%	1.08%	1.05%	1.04%	1.06%
Expenses before fees waived and paid indirectly	1.07%	1.08%	1.05%	1.04%	1.06%
Net investment income after fees waived and paid indirectly and before preferred share dividends	5.60%	5.55%	5.37%	5.51%	6.91%
Preferred share dividends	1.62%	1.23%	0.58%	0.38%	0.64%
Net investment income available to common shareholders	3.98%	4.32%	4.79%	5.13%	6.27%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$161,925	$169,564	$175,711	$180,408	$177,861
Portfolio turnover	—	—	—	15%	33%
Net assets of common shareholders, end of year (000)	$160,367	$165,097	$174,408	$178,854	$180,498
Preferred shares outstanding, end of year (000)	$—	$104,550	$104,550	$104,550	$104,550
Asset coverage per preferred share, end of year	$—	$64,497	$66,714	$67,776	$68,161

[1]	Amounted to less than $0.01 per common share outstanding.

[2]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Municipal 2018 Term Trust (BJZ)

	Year Ended December 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.21	$15.17	$14.77	$14.59	$13.63

Investment operations:
Net investment income	1.02	0.97	1.00	1.04	1.03
Net realized and unrealized gain (loss)	0.03	(0.01)	0.21	(0.06)	0.78
Dividends to preferred shareholders from:
Net investment income	(0.26)	(0.18)	(0.08)	(0.07)	(0.11)

Net increase (decrease) from investment operations	0.79	0.78	1.13	0.91	1.70

Dividends to common shareholders from:
Net investment income	(0.74)	(0.74)	(0.73)	(0.73)	(0.74)

Net asset value, end of year	$15.26	$15.21	$15.17	$14.77	$14.59

Market price, end of year	$15.94	$15.19	$13.89	$13.42	$13.40

TOTAL INVESTMENT RETURN[1]	10.03%	14.85%	9.04%	5.67%	10.04%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	0.97%	0.99%	1.01%	1.03%	0.99%
Expenses after fees waived and before fees paid indirectly	0.99%	1.01%	1.02%	1.03%	1.03%
Expenses before fees waived and paid indirectly	0.99%	1.01%	1.02%	1.03%	1.03%
Net investment income after fees waived and paid indirectly before preferred share dividends	6.69%	6.39%	6.77%	7.29%	7.33%
Preferred share dividends	1.73%	1.17%	0.56%	0.51%	0.81%
Net investment income available to common shareholders	4.96%	5.22%	6.21%	6.78%	6.52%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$97,781	$97,869	$95,091	$92,324	$90,721
Portfolio turnover	—	9%	9%	9%	42%
Net assets of common shareholders, end of year (000)	$98,165	$97,824	$97,590	$95,047	$93,844
Preferred shares outstanding, end of year (000)	$55,525	$55,525	$55,525	$55,528	$55,525
Asset coverage per preferred share, end of year	$69,214	$69,056	$68,945	$67,796	$67,254

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

	Year Ended December 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.04	$15.91	$16.43	$16.41	$16.01

Investment operations:
Net investment income	0.72	0.78	0.81	0.88	1.12
Net realized and unrealized gain (loss)	(0.22)	(0.67)	(0.41)	0.13	0.36
Dividends and distributions to preferred shareholders from:
Net investment income	(0.21)	(0.22)	(0.09)	(0.06)	(0.11)
Net realized gain	— [1]	— [3]	(0.01)	(0.02)	(0.04)

Net increase (decrease) from investment operations	0.29	(0.11)	0.30	0.93	1.33

Dividends and distributions to common shareholders from:
Net investment income	(0.50)	(0.75)	(0.75)	(0.81)	(0.75)
Net realized gain	— [1]	(0.01)	(0.07)	(0.10)	(0.18)

Total dividends and distributions	(0.50)	(0.76)	(0.82)	(0.91)	(0.93)

Net asset value, end of year	$14.83	$15.04	$15.91	$16.43	$16.41

Market price, end of year	$14.42	$15.11	$15.85	$16.19	$15.91

TOTAL INVESTMENT RETURN[2]	(1.21)%	0.10%	3.05%	7.64%	9.61%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	0.96%	1.09%	1.07%	1.05%	1.05%
Expenses after fees waived and before fees paid indirectly	1.03%	1.10%	1.07%	1.05%	1.05%
Expenses before fees waived and paid indirectly	1.03%	1.10%	1.07%	1.05%	1.06%
Net investment income after fees waived and paid indirectly and before preferred share dividends	4.85%	5.08%	5.03%	5.34%	6.90%
Preferred share dividends	1.43%	1.42%	0.56%	0.39%	0.70%
Net investment income available to common shareholders	3.42%	3.66%	4.47%	4.95%	6.20%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$129,187	$134,104	$140,140	$144,071	$141,064
Portfolio turnover	—	—	—	6%	52%
Net assets of common shareholders, end of year (000)	$129,110	$130,974	$138,542	$143,082	$142,920
Preferred shares outstanding, end of year (000)	$—	$84,150	$84,150	$84,169	$84,150
Asset coverage per preferred share, end of year	$—	$63,912	$66,159	$67,514	$67,460

[1]	Amounted to less than $0.01 per common share outstanding.

[2]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Past performance is not a guarantee of future results.

[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Florida Municipal 2020 Term Trust (BFO)

				For the period September 30, 2003[1] through December 31, 2003
	Year Ended December 31,

	2006	2005	2004

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.90	$14.63	$14.50	$14.33 [2]

Investment operations:
Net investment income	0.98	0.98	0.99	0.12
Net realized and unrealized gain	0.23	0.31	0.14	0.26
Dividends to preferred shareholders from:
Net investment income	(0.29)	(0.20)	(0.10)	(0.01)
Net realized gains	—	(0.01)	—	—

Net increase from investment operations	0.92	1.08	1.03	0.37

Dividends to common shareholders from:
Net investment income	(0.66)	(0.75)	(0.90)	(0.15)
Net realized gains	—	(0.06)	—	—

Total dividends and distributions	(0.66)	(0.81)	(0.90)	(0.15)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.02)

Total capital charges	—	—	—	(0.05)

Net asset value, end of period	$15.16	$14.90	$14.63	$14.50

Market price, end of period	$13.85	$13.35	$15.08	$15.39

TOTAL INVESTMENT RETURN[3]	8.83%	(6.76)%	4.10%	3.60%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.18%	1.24%	1.21%	1.02%[5]
Expenses after fees waived and before fees paid indirectly	1.20%	1.26%	1.21%	1.02%[5]
Expenses before fees waived and paid indirectly	1.20%	1.26%	1.25%	1.05%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.54%	6.57%	6.93%	3.45%[5]
Preferred share dividends	1.96%	1.32%	0.68%	0.30%[5]
Net investment income available to common shareholders	4.58%	5.25%	6.25%	3.15%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$83,282	$82,799	$79,810	$76,698
Portfolio turnover	—	—	9%	—
Net assets of common shareholders, end of period (000)	$84,300	$82,875	$81,391	$80,655
Preferred shares outstanding, end of period (000)	$48,900	$48,900	$48,900	$48,900
Asset coverage per preferred share, end of period	$68,114	$67,379	$66,617	$66,237

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

[3]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Insured Municipal 2008 Term Trust (BLN)

	Year Ended December 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.73	$16.56	$17.13	$17.09	$16.22

Investment operations:
Net investment income	0.85	0.90	0.93	1.01	1.13
Net realized and unrealized gain (loss)	(0.33)	(0.77)	(0.53)	(0.05)	0.75
Dividends and distributions to preferred shareholders from:
Net investment income	(0.20)	(0.20)	(0.10)	(0.08)	(0.11)
Net realized gain	— [1]	— [3]	(0.01)	(0.01)	(0.03)

Net increase (decrease) from investment operations	0.32	(0.07)	0.29	0.87	1.74

Dividends and distributions to common shareholders from:
Net investment income	(0.63)	(0.75)	(0.81)	(0.79)	(0.75)
Net realized gain	— [1]	(0.01)	(0.05)	(0.04)	(0.12)

Total dividends and distributions	(0.63)	(0.76)	(0.86)	(0.83)	(0.87)

Net asset value, end of year	$15.42	$15.73	$16.56	$17.13	$17.09

Market price, end of year	$14.90	$15.30	$16.09	$16.96	$16.22

TOTAL INVESTMENT RETURN[2]	1.55%	(0.23)%	0.03%	9.88%	10.47%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	0.91%	1.05%	1.03%	1.03%	1.04%
Expenses after fees waived and before fees paid indirectly	0.97%	1.06%	1.03%	1.03%	1.05%
Expenses before fees waived and paid indirectly	0.97%	1.06%	1.03%	1.03%	1.05%
Net investment income after fees waived and paid indirectly and before preferred share dividends	5.51%	5.62%	5.51%	5.85%	6.75%
Preferred share dividends	1.32%	1.25%	0.58%	0.48%	0.68%
Net investment income available to common shareholders	4.19%	4.37%	4.93%	5.37%	6.07%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$174,200	$180,876	$189,322	$192,958	$187,970
Portfolio turnover	4%	7%	—	7%	31%
Net assets of common shareholders, end of year (000)	$173,553	$177,132	$186,424	$192,801	$192,337
Preferred shares outstanding, end of year (000)	$—	$109,550	$109,550	$109,550	$109,550
Asset coverage per preferred share, end of year	$—	$65,433	$67,549	$69,000	$68,893

[1]	Amounted to less than $0.01 per common share outstanding.

[2]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Municipal 2018 Term Trust (BLH)

	Year Ended December 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$16.11	$15.77	$15.53	$15.11	$13.58

Investment operations:
Net investment income	1.11	1.08	1.07	1.06	1.01
Net realized and unrealized gain (loss)	0.11	0.17	—	0.18	1.37
Dividends to preferred shareholders from:
Net investment income	(0.26)	(0.17)	(0.09)	(0.08)	(0.11)

Net increase (decrease) from investment operations	0.96	1.08	0.98	1.16	2.27

Dividends to common shareholders from:
Net investment income	(0.74)	(0.74)	(0.74)	(0.74)	(0.74)

Net asset value, end of year	$16.33	$16.11	$15.77	$15.53	$15.11

Market price, end of year	$15.62	$15.15	$14.82	$14.70	$13.46

TOTAL INVESTMENT RETURN[1]	8.08%	7.28%	5.94%	14.94%	7.96%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.04%	1.06%	1.11%	1.12%	1.13%
Expenses after fees waived and before fees paid indirectly	1.07%	1.08%	1.12%	1.14%	1.17%
Expenses before fees waived and paid indirectly	1.07%	1.08%	1.12%	1.14%	1.17%
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.84%	6.73%	6.91%	7.03%	7.03%
Preferred share dividends	1.58%	1.06%	0.57%	0.53%	0.80%
Net investment income available to common shareholders	5.26%	5.67%	6.34%	6.50%	6.23%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$58,916	$58,434	$56,270	$54,510	$52,265
Portfolio turnover	6%	12%	—	11%	41%
Net assets of common shareholders, end of year (000)	$59,313	$58,525	$57,303	$56,415	$54,881
Preferred shares outstanding, end of year (000)	$31,400	$31,400	$31,400	$31,400	$31,400
Asset coverage per preferred share, end of year	$72,237	$71,603	$70,626	$69,917	$68,702

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Pennsylvania Strategic Municipal Trust (BPS)

	Year Ended December 31,

	2006	2005	2004	2003	2002

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.27	$15.81	$16.09	$15.61	$14.65

Investment operations:
Net investment income	1.02	0.97	1.07	1.12	1.17
Net realized and unrealized gain (loss)	(0.09)	(0.42)	(0.37)	0.30	0.73
Dividends to preferred shareholders from:
Net investment income	(0.28)	(0.19)	(0.09)	(0.07)	(0.11)

Net increase from investment operations	0.65	0.36	0.61	1.35	1.79

Dividends to common shareholders from:
Net investment income	(0.91)	(0.90)	(0.89)	(0.87)	(0.83)

Net asset value, end of year	$15.01	$15.27	$15.81	$16.09	$15.61

Market price, end of year	$17.43	$15.85	$15.70	$15.12	$14.33

TOTAL INVESTMENT RETURN[1]	16.45%	7.02%	10.12%	11.91%	8.19%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:[2]
Expenses after fees waived and paid indirectly	1.23%	1.13%	1.03%	1.12%	1.34%
Expenses after fees waived and before fees paid indirectly	1.28%	1.21%	1.08%	1.15%	1.36%
Expenses before fees waived and paid indirectly	1.51%	1.52%	1.47%	1.54%	1.75%
Net investment income after fees waived and paid indirectly and before preferred share dividends	6.73%	6.28%	6.74%	7.09%	7.69%
Preferred share dividends	1.85%	1.22%	0.59%	0.46%	0.71%
Net investment income available to common shareholders	4.88%	5.06%	6.15%	6.63%	6.98%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$30,532	$31,283	$31,989	$31,892	$30,545
Portfolio turnover	7%	8%	5%	—	7%
Net assets of common shareholders, end of year (000)	$30,306	$30,801	$31,857	$32,435	$31,454
Preferred shares outstanding, end of year (000)	$17,500	$17,500	$17,500	$17,500	$17,500
Asset coverage per preferred share, end of year	$68,305	$69,008	$70,513	$71,341	$69,939

[1]

Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization & Accounting Policies

The BlackRock Insured Municipal 2008 Term Trust Inc. (“Insured Municipal 2008”), The BlackRock Insured Municipal Term Trust Inc. (“Insured Municipal”), The BlackRock California Insured Municipal 2008 Term Trust Inc. (“California Insured 2008”) and The BlackRock New York Insured Municipal 2008 Term Trust Inc. (“New York Insured 2008”) were organized as Maryland corporations. BlackRock Municipal 2018 Term Trust (“Municipal 2018”), BlackRock Municipal 2020 Term Trust (“Municipal 2020”), The BlackRock Strategic Municipal Trust (“Strategic Municipal”), BlackRock California Municipal 2018 Term Trust (“California 2018”), BlackRock Florida Municipal 2020 Term Trust (“Florida 2020”), BlackRock New York Municipal 2018 Term Trust (“New York 2018”) and The BlackRock Pennsylvania Strategic Municipal Trust (“Pennsylvania Strategic”) were organized as Delaware statutory trusts. The BlackRock Florida Insured Municipal 2008 Term Trust (“Florida Insured 2008”) was organized as a Massachusetts business trust. Insured Municipal 2008, Insured Municipal, Municipal 2018, Municipal 2020 and Strategic Municipal are registered as diversified closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). California Insured 2008, California 2018, Florida Insured 2008, Florida 2020, New York Insured 2008, New York 2018 and Pennsylvania Strategic are registered as non-diversified closed-end management investment companies under the 1940 Act. Insured Municipal 2008, California Insured 2008, Florida Insured 2008 and New York Insured 2008 are herein referred to as the 2008 Trusts. Municipal 2018, California 2018 and New York 2018 are herein referred to as the 2018 Trusts. Municipal 2020 and Florida 2020 are herein referred to as the 2020 Trusts. Strategic Municipal and Pennsylvania Strategic are herein referred to as the Strategic Trusts.

          On September 29, 2006, BlackRock, Inc., the parent of BlackRock Advisors, LLC (formerly BlackRock Advisors, Inc.) (the “Advisor”), and Merrill Lynch & Co., Inc. (“Merrill Lynch”) combined Merrill Lynch’s investment management business, Merrill Lynch Investment Managers, L.P. (“MLIM”), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the new combined company and The PNC Financial Services Group, Inc. (“PNC”), has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

          Under the Trusts’organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Trusts enter into contracts with their vendors and others that provide for general indemnifications. The Trusts’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trusts. However, based on experience, the Trusts consider the risk of loss from such claims to be remote.

          The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees or Board of Directors, as the case may be (each, a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. Swap quotations are provided by dealers selected under supervision of the Board. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost which approximates fair value. Investments in open-end investment companies are valued at net asset value per share. Any investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

          When determining the price for a Fair Value Asset, the Advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the advisor and/or sub-advisor deems relevant.

          In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Trusts’ financial statements has not been determined.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and Federal income tax purposes. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method. Dividend income is recorded on the ex-dividend date.

Financial Futures Contracts: A financial futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into financial futures contracts and can be either cash or securities. During the period the financial futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

          Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Financial futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, financial futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling financial futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Starting Swaps: A forward starting swap is an agreement for an interest rate swap asset or liability to be created or sold in the future. Interest rate swaps are an agreement in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. The Trusts generally intend to close each forward starting swap before the accrual date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward starting swap.

          During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” daily based upon quotations from market makers to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

          Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. However, the Advisor of the Trusts monitors swaps and does not anticipate non-performance by any counterparty.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, swap agreements or financial futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income and net realized capital gains, if any, to shareholders. Therefore, no federal income tax or excise tax provisions have been recorded.

          On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trusts’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed in accordance with the 1940 Act. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 5.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees/Directors (“Independent Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock Closed-End Funds selected by the Independent Trustees. These amounts are shown on the Statements of Assets and Liabilities as “Investments in Affiliates.” This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in such Trusts.

          The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Independent Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally prorated to the Trusts on the basis of relative net assets of all the BlackRock Closed-End Funds.

Note 2. Agreements and Other Transactions with Affiliates and Related Parties.

Each Trust has an Investment Management Agreement with Advisor, a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to the 2018 Trusts, 2020 Trusts and Strategic Trusts. BlackRock, Inc. may be presumed an affiliate of Merrill Lynch and PNC. The Investment Management Agreements for the 2018 Trusts, 2020 Trusts and Strategic Trusts cover both investment advisory and administration services. Each 2008 Trust and Insured Municipal Trust has an Administration Agreement with the Advisor.

          Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.35% for the 2008 Trusts and Insured Municipal Trust, 0.40% for the 2018 Trusts, 0.50% for the 2020 Trusts and 0.60% for the Strategic Trusts, of the Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses on the Strategic Trusts as a percentage of managed assets as follows: 0.25% for the first five years of each of the Trust’s operations, 0.20% in year six, 0.15% in year seven, 0.10% in year eight and 0.05% in year nine.

          The Advisor pays BFM fees for its sub-advisory services.

          The administration fee paid to the Advisor by the 2008 Trusts and Insured Municipal Trust is computed weekly and payable monthly based on an annual rate of 0.10% of the Trusts’ average weekly managed assets for each 2008 Trust and Insured Municipal Trust.

          Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for costs of employees that provide pricing, secondary market support and compliance services to each Trust. For the year ended December 31, 2006, the Trusts reimbursed the Advisor the following amounts, which are included in miscellaneous expenses in the Statements of Operations:

Trust	Amount	Trust	Amount

Insured Municipal 2008	$57,574	California 2018	$9,335
Insured Municipal	37,182	Florida Insured 2008	15,903
Municipal 2018	24,035	Florida 2020	9,227
Municipal 2020	19,475	New York Insured 2008	25,376
Strategic Municipal	12,180	New York 2018	4,266
California Insured 2008	18,618	Pennsylvania Strategic	3,441

          Pursuant to the terms of the custody agreement, each Trust received earning credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown on the Statements of Operations as “fees paid indirectly.”

          During the year ended December 31, 2006, Merrill Lynch through its affiliated broker dealer, Merrill Lynch, Pierce, Fenner & Smith Incorporated, earned commissions on transactions of securities as follows:

Commission
Trust	Amount

Municipal 2018	$4,702
Municipal 2020	5,912
Strategic Municipal	2,009
California 2018	1,694
Florida 2020	1,584
New York 2018	951
Pennsylvania Strategic	451

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the year ended December 31, 2006, were as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Insured Municipal 2008	$—	$116,442,593	California 2018	$5,843,444	$—
Insured Municipal	3,170,829	9,099,607	Florida Insured 2008	—	59,601,628
Municipal 2018	37,340,762	24,732,393	Florida 2020	555,080	2,475,550
Municipal 2020	55,821,172	58,454,943	New York Insured 2008	7,936,886	71,513,870
Strategic Municipal	126,573,258	119,903,123	New York 2018	5,964,145	5,122,163
California Insured 2008	—	102,190,401	Pennsylvania Strategic	15,576,476	2,790,393

          There were no purchases or sales of U.S. government securities for the year ended December 31, 2006.

          Details of open forward starting swap agreements at December 31, 2006 were as follows:

Trust	Notional Amount (000)	Fixed Rate(a)	Counter Party	Floating Rate	Effective Date	Termination Date	Unrealized Appreciation (Depreciation)

Municipal 2018	$8,400,000	4.258%	Citibank	1-week BMA Municipal Swap Index	03/20/07	03/20/37	$(299,138)
	9,750,000	3.867	JP Morgan	1-week BMA Municipal Swap Index	02/06/07	02/06/27	66,596
	11,300,000	3.815	Citibank	1-week BMA Municipal Swap Index	03/14/07	03/14/27	149,482

							$(83,060)

Municipal 2020	$11,000,000	4.258	Citibank	1-week BMA Municipal Swap Index	03/20/07	03/20/37	$(391,729)
	12,000,000	3.867	JP Morgan	1-week BMA Municipal Swap Index	02/06/07	02/06/27	81,965
	14,000,000	3.815	Citibank	1-week BMA Municipal Swap Index	03/14/07	03/14/27	185,199

							$(124,565)

Strategic Municipal	$3,600,000	4.258	Citibank	1-week BMA Municipal Swap Index	03/20/07	03/20/37	$(128,202)
	4,000,000	3.867	JP Morgan	1-week BMA Municipal Swap Index	02/06/07	02/06/27	27,322
	4,800,000	3.815	Citibank	1-week BMA Municipal Swap Index	03/14/07	03/14/27	63,497
	4,750,000	3.955	Citibank	1-week BMA Municipal Swap Index	03/21/07	03/21/32	19,431

							$(17,952)

California 2018	$3,000,000	4.258	Citibank	1-week BMA Municipal Swap Index	03/20/07	03/20/37	$(106,835)
	3,500,000	3.867	JP Morgan	1-week BMA Municipal Swap Index	02/06/07	02/06/27	23,906

							$(82,929)

Florida 2020	$2,800,000	4.258	Citibank	1-week BMA Municipal Swap Index	03/20/07	03/20/37	$(99,713)
	3,500,000	3.867	JP Morgan	1-week BMA Municipal Swap Index	02/06/07	02/06/27	23,906
	3,800,000	3.815	Citibank	1-week BMA Municipal Swap Index	03/14/07	03/14/27	50,269

							$(25,538)

New York 2018	$1,700,000	4.258	Citibank	1-week BMA Municipal Swap Index	03/20/07	03/20/37	$(60,540)
	2,000,000	3.867	JP Morgan	1-week BMA Municipal Swap Index	02/06/07	02/06/27	13,661

							$(46,879)

Pennsylvania Strategic	$1,000,000	4.258	Citibank	1-week BMA Municipal Swap Index	03/20/07	03/20/37	$(35,612)
	1,000,000	3.867	JP Morgan	1-week BMA Municipal Swap Index	02/06/07	02/06/27	6,830
	1,000,000	3.955	Citibank	1-week BMA Municipal Swap Index	03/21/07	03/21/32	4,091

							$(24,691)

(a)	Trust will pay fixed interest rate and receive floating interest rate beginning on the effective date.

BMA — Bond Market Association.

Note 4. Income Tax Information

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

	Year ended December 31, 2006

Distributions Paid From:	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Insured Municipal 2008	$28,133,908	$11,643	$353,680	$28,499,231
Insured Municipal	17,164,227	—	92,146	17,256,373
Municipal 2018	19,015,247	—	—	19,015,247
Municipal 2020	21,988,676	—	—	21,988,676
Strategic Municipal	10,055,824	—	—	10,055,824
California Insured 2008	10,659,232	—	—	10,659,232
California 2018	6,418,803	—	—	6,418,803
Florida Insured 2008	6,207,286	—	20,001	6,227,287
Florida 2020	5,322,631	—	—	5,322,631
New York Insured 2008	9,406,089	—	27,602	9,433,691
New York 2018	3,599,305	—	—	3,599,305
Pennsylvania Strategic	2,394,018	—	—	2,394,018

	Year ended December 31, 2005

Distributions Paid From:	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total Distributions

Insured Municipal 2008	$27,486,423	$—	$—	$27,486,423
Insured Municipal	18,654,108	—	485,811	19,139,919
Municipal 2018	16,607,588	—	—	16,607,588
Municipal 2020	21,646,656	—	—	21,646,656
Strategic Municipal	8,877,744	—	—	8,877,744
California Insured 2008	10,124,030	—	67,337	10,191,367
California 2018	5,870,955	—	—	5,870,955
Florida Insured 2008	8,438,404	—	74,232	8,512,636
Florida 2020	5,282,477	183,445	172,541	5,638,463
New York Insured 2008	10,705,322	—	71,879	10,777,201
New York 2018	3,289,900	—	—	3,289,900
Pennsylvania Strategic	2,187,871	—	—	2,187,871

          As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Trust	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-term Gains	Unrealized Net Appreciation

Insured Municipal 2008	$17,847,187	$—	$—	$25,174,029
Insured Municipal	11,691,228	—	—	14,916,089
Municipal 2018	16,595,385	—	—	25,464,195
Municipal 2020	3,201,334	—	—	31,052,239
Strategic Municipal	3,413,161	—	—	11,417,330
California Insured 2008	6,322,679	—	—	10,490,007
California 2018	4,546,695	—	—	5,430,776
Florida Insured 2008	4,679,240	—	—	3,978,708
Florida 2020	348,153	—	—	6,104,945
New York Insured 2008	9,233,289	—	—	8,474,492
New York 2018	3,515,379	—	—	5,842,362
Pennsylvania Strategic	593,003	—	—	2,181,546

          For federal income tax purposes, the following Trusts had capital loss carryforwards at December 31, 2006, the Trust’s last tax year-end (other than the 2020 Trusts and Strategic Trusts, each of which has a tax year-end of June 30th). These amounts may be used to offset future realized capital gains, if any:

Trust	Capital Loss Carryforward Amount	Expires	Trust	Capital Loss Carryforward Amount	Expires

Insured Municipal 2008	$1,251,338	2014	California 2018	$999,612	2010

Insured Municipal	$8,977	2014		1,444,501	2012

Municipal 2018	$6,633,095	2012		588,861	2013

	6,967,122	2014		$3,032,974

	$13,600,217		Florida Insured 2008	$218,214	2014

Municipal 2020	$345,038	2013	Florida 2020	$703,397	2013

Strategic Municipal	$1,613,852	2012	New York Insured 2008	$214,684	2014

	$1,045,663	2013	New York 2018	$193,442	2010

	$2,659,515			431,368	2011

California Insured 2008	$724,206	2014		590,480	2012

				$1,215,290

			Pennsylvania Strategic	$728,039	2013

          Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Reclassification of Capital Accounts: In order to present undistributed (distribution in excess of) net investment income (“UNII”) and accumulated net realized gain (“Accumulated Gain”) more closely to its tax character, the following accounts for each Trust were increased (decreased):

Trust	UNII	Accumulated Gain	Trust	UNII	Accumulated Gain

Insured Municipal 2008	$(6,522)	$6,522	California Insured 2008	$(7,600)	$7,600
Insured Municipal	(863)	863	Florida Insured 2008	(3,376)	3,376
Municipal 2018	(3)	3	Florida 2020	(8)	8
Municipal 2020	(8,294)	8,294	New York Insured 2008	(134)	134
Strategic Municipal	(56)	56	Pennsylvania Strategic	(160)	160

Note 5. Capital

There are 200 million of $0.01 par value common shares authorized for each of the 2008 Trusts and Insured Municipal. There are an unlimited number of $0.001 par value common shares authorized for each of the 2018 Trusts, 2020 Trusts and Strategic Trusts. Each Trust may classify or reclassify any unissued common shares into one or more series of preferred shares. At December 31, 2006, the common shares owned by an affiliate of the Advisor of each Trust were as follows:

Trust	Common Shares Owned

Municipal 2020	8,028
Florida 2020	8,028

          During the years ended December 31, 2006 and 2005, the following Trusts issued additional shares under their respective dividend reinvestment plans:

Trust	December 31, 2006	December 31, 2005

Strategic Municipal	17,235	8,345
Pennsylvania Strategic	2,809	1,140

          As of December 31, 2006, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Insured Municipal 2008	T7	1,180	Strategic Municipal	W7	2,480
	R7	2,060	California 2018	M7	2,221
Insured Municpal	M7	4,216	Florida 2020	F7	1,956
	M28	2,600	New York 2018	T7	1,256
Municipal 2018	W7	2,752	Pennsylvania Strategic	W7	700
	R7	2,752
Municipal 2020	M7	2,368
	W7	2,368
	F7	2,368

          Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on 28-day preferred shares are cumulative at a rate which resents every 28 days based on the results of an auction. The dividend ranges and average on the preferred shares for each of the Trusts for the year ended December 31, 2006, were as follows:

Trust	Series	Low	High	Average	Trust	Series	Low	High	Average

Insured Municipal 2008	T7	2.00%	4.15%	3.15%	Strategic Municipal	W7	2.92%	3.97%	3.35%
	R7	2.25	4.00	3.11	California 2018	M7	2.19	4.00	3.05
Insured Municpal	M7	2.25	3.75	3.19	Florida 2020	F7	2.78	3.95	3.36
	M28	2.57	3.63	3.27	New York 2018	T7	2.00	3.90	2.97
Municipal 2018	W7	2.80	4.00	3.37	Pennsylvania Strategic	W7	2.21	3.95	3.24
	R7	2.80	3.85	3.34
Municipal 2020	M7	2.85	3.90	3.35
	W7	2.60	4.00	3.33
	F7	2.75	3.94	3.34

          A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

          The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust/Articles Supplementary, are not satisfied.

          The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions and (c) change is business so as to cease to be an investment company.

          On June 13, 2006, Insured Municipal 2008 Trust’s Board approved the redemption of all of the 2,060 R28 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on July 14, 2006 (an aggregate price of $51,500,000). On June 23, 2006, Insured Municipal 2008 Trust’s Board approved the redemption of all of the 2,060 T28 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on July 26, 2006 (an aggregate price of $51,500,000). Management believes that the redemption of the R28 and T28 preferred shares will not affect the Insured Municipal 2008 Trust’s ability to satisfy the terms of the remaining preferred shares outstanding.

          On September 21, 2006, Insured Municipal 2008 Trust’s Board approved the redemption of 3,480 T7 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on October 25, 2006 (an aggregate price of $87,000,000). Management believes that the redemption of the T7 preferred shares will not affect the Insured Municipal 2008 Trust’s ability to satisfy the terms of the remaining preferred shares outstanding.

          On September 21, 2006, California Insured 2008 Trust’s Board approved the redemption of all of the 2,622 W7 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on October 26, 2006 (an aggregate price of $65,550,000).

          On September 21, 2006, California Insured 2008 Trust’s Board approved the redemption of all of the 1,560 W28 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on November 9, 2006 (an aggregate price of $39,000,000).

          On June 6, 2006, Florida Insured 2008 Trust’s Board approved the redemption of 1,200 R7 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on July 7, 2006 (an aggregate price of $30,000,000).

          On September 21, 2006, Florida Insured 2008 Trust’s Board approved the redemption of all of the 2,166 R7 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on October 27, 2006 (an aggregate price of $54,150,000).

          On June 9, 2006, New York Insured 2008 Trust’s Board approved the redemption of all of the 1,710 F28 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on July 10, 2006 (an aggregate price of $42,750,000).

          On September 21, 2006, New York Insured 2008 Trust’s Board approved the redemption of all of the 2,672 F7 preferred shares outstanding in preparation for its termination on or about December 31, 2008. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date on October 23, 2006 (an aggregate price of $66,800,000).

Note 6. Dividends

Subsequent to December 31, 2006, the Board of each Trust declared dividends from undistributed earnings per common share payable February 1, 2007 to shareholders of record on January 17, 2007. The per share common dividends declared were as follows:

Trust	Common Dividend Per Share	Trust	Common Dividend Per Share

Insured Municipal 2008	$0.066250	California 2018	$0.061250
Insured Municipal	0.030417	Florida Insured 2008	0.037500
Municipal 2018	0.075500	Florida 2020	0.051000
Municipal 2020	0.066250	New York Insured 2008	0.045600
Strategic Municipal	0.091625	New York 2018	0.061250
California Insured 2008	0.064375	Pennsylvania Strategic	0.075500

          The dividends declared on preferred shares for the period January 1, 2007 to January 31, 2007 for each of the Trusts were as follows:

Trust	Series	Dividends Declared	Trust	Series	Dividends Declared

Insured Municipal 2008	T7	$88,901	Strategic Municipal	W7	$170,401
	R7	124,342	California 2018	M7	187,630
Insured Municpal	M7	328,848	Florida 2020	F7	164,891
	M28	169,546	New York 2018	T7	98,659
Municipal 2018	W7	189,998	Pennsylvania Strategic	W7	47,621
	R7	189,338
Municipal 2020	M7	206,632
	W7	161,450
	F7	199,741

Note 7. Concentration Risk

The Trusts concentrate their investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Trusts are more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these state agencies, other governmental entities and U.S. Territories, which could seriously affect the ability of these states and their municipal subdivisions to meet continuing obligations for principle and interest payments and therefore could impact the value of the Trusts’ investments and net asset value per share, than if the Trusts were not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

          Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Portfolios of Investments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of:

BlackRock Insured Municipal 2008 Term Trust
BlackRock Insured Municipal Term Trust
BlackRock Municipal 2018 Term Trust
BlackRock Municipal 2020 Term Trust
BlackRock Strategic Municipal Trust
BlackRock California Insured Municipal 2008 Term Trust
BlackRock California Municipal 2018 Term Trust
BlackRock Florida Insured Municipal 2008 Term Trust
BlackRock Florida Municipal 2020 Term Trust
BlackRock New York Insured Municipal 2008 Term Trust
BlackRock New York Municipal 2018 Term Trust
BlackRock Pennsylvania Strategic Municipal Trust
(Collectively the “Trusts”)

          We have audited the accompanying statements of assets and liabilities of the Trusts, including the portfolios of investments, as of December 31, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trusts as of December 31, 2006, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
February 23, 2007

DIVIDEND REINVESTMENT PLANS

          Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders of the 2008 Trusts and Insured Municipal may elect, while the common shareholders of the 2018 Trusts, 2020 Trusts and Strategic Trusts are automatically enrolled, to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares in accordance with to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

          After a 2008 Trust, Insured Municipal, 2018 and/or 2020 Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). These Trusts will not issue any new shares under the Plan.

          After a Strategic Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

          Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

          The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

          Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or by calling (800) 699-1BFM.

INVESTMENT MANAGEMENT AGREEMENTS

          Under the 1940 Act, the continuation of each Trust’s investment management agreement is required to be approved annually by the Boards, including the Independent Trustees. At a meeting held on May 23, 2006, the Board of each Trust, including the Independent Trustees, met to consider the annual continuation of each management agreement in effect prior to such date (the “Old Management Agreements”). The Boards first considered the annual continuation of each Old Management Agreement without considering the impending acquisition by BlackRock, Inc. of the investment management business of Merrill Lynch & Co. Inc. (the “Transaction”) because the Old Management Agreements needed to be reapproved whether or not the Transaction closes. Accordingly, it was appropriate to review each Old Management Agreement without considering the impending Transaction, and then to separately consider the impact of the transaction on the Old Management Agreements.

          At the meeting on May 23, 2006, the Board of each Trust, including those trustees/directors of each Trust who are not interested persons of the Trusts for purposes of the Investment Company Act of 1940, as amended (the “Independent Trustee”), unanimously approved the continuance of each Old Management Agreement for each Trust with a contract considered for renewal and then approved a new management agreement for each Trust to take effect following the completion of the Transaction (the “New Management Agreements”).

Information Received by the Boards

          To assist each Board in its evaluation of the Old Management Agreements, the Independent Trustees received information from BlackRock on or about April 22, 2006 which detailed, among other things: the organization, business lines and capabilities of BlackRock Advisors, LLC, (formally BlackRock Advisors, Inc., “BlackRock”) the sub-advisors, if any, for each Trust (collectively the “Advisors,”) including the responsibilities of various departments and key personnel and biographical information relating to key personnel; financial statements for BlackRock, PNC and each Trust; the advisory and/or administrative fees paid by each Trust to the Advisors, including comparisons, compiled by an independent third party, with the management fees of funds with similar investment objectives (“Peers”); the profitability of BlackRock and certain industry profitability analyses for advisors to registered investment companies; the expenses of BlackRock in providing the various services; non-investment advisory reimbursements and “fall-out” benefits to BlackRock; the expenses of each Trust, including comparisons of the respective Trust’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; and each Trust’s performance for the past one-, three-, five- and ten-year periods, when applicable, and each Trust’s performance compared to its Peers. This information supplemented the information received by each Board throughout the year regarding each Trust’s performance, expense ratios, portfolio composition, trade execution and compliance.

          In addition to the foregoing materials, independent legal counsel to the Independent Trustees provided a legal memorandum outlining, among other things, the duties of each Board under the 1940 Act, as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an advisor’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of trustees have fulfilled their duties as well as factors to be considered by the boards in voting on advisory agreements.

          The Independent Trustees reviewed this information and discussed it with independent counsel in executive session prior to the Board meeting. At the Board meeting on May 23, 2006, BlackRock made a presentation to and responded to additional questions from the Boards. After the presentations and after additional discussion, each Board considered each Old Management Agreement and, in consultation with independent counsel, reviewed the factors set out in judicial decisions and SEC statements relating to the renewal of the Old Management Agreements.

Matters Considered by the Boards

The Old Management Agreements

          In connection with their deliberations with respect to the Old Management Agreements, the Boards considered all factors they believed relevant with respect to each Trust, including the following: the nature, extent and quality of the services to be provided by the Advisors; the investment performance of each Trust; the costs of the services to be provided and profits to be realized by the Advisors and their affiliates from their relationship with the Trusts; the extent to which economies of scale would be realized as the BlackRock closed-end fund complex grows; and whether BlackRock realizes other benefits from its relationship with the Trusts.

          Nature and Quality of Investment Advisory and Sub-Advisory Services. In evaluating the nature, extent and quality of the Advisors’ services, the Boards reviewed information concerning the types of services that the Advisors provide and are expected to provide to each Trust, narrative and statistical information concerning each Trust’s performance record and how such performance compares to each Trust’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsibilities of key personnel and available resources. The Boards noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Boards. The Boards further considered the quality of the Advisors’ investment process in making portfolio management decisions. Given the Boards’ experience with BlackRock, the Boards noted that they were familiar with and continue to have a good understanding of the organization, operations and personnel of BlackRock. The Boards also noted that the formation of Portfolio Review Committees and a Compliance Committee had helped the Boards to continue to improve their understanding of BlackRock’s organization, operations and personnel.

          In addition to advisory services, the Independent Trustees considered the quality of the administrative or non-investment advisory services provided to the Trusts. In this regard, the Advisors provide each Trust with such administrative and other services (exclusive of, and in addition to, any such services provided by others for the Trusts) and officers and other personnel as are necessary for the operations of the respective Trust. In addition to investment management services, the Advisors and their affiliates provide each Trust with services such as: preparing shareholder reports and communications, including annual and semi-annual financial statements and Trust websites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). The Boards considered the Advisors’ policies and procedures for assuring compliance with applicable laws and regulations.

          Investment Performance of the Trusts. As previously noted, the Boards received performance information regarding each Trust and its Peers. Among other things, the Boards received materials reflecting each Trust’s historic performance and each Trust’s performance compared to its Peers. More specifically, each Trust’s one-, three-, five- and ten-year total returns (when applicable) were evaluated relative to its respective Peers (including the performance of individual Peers as well as the Peers’ average performance).

          The Boards reviewed a narrative analysis of the third-party Peer rankings, prepared by BlackRock at the Boards’ request. The summary placed the Peer rankings into context by analyzing various factors that affect these comparisons. In evaluating the performance information, in certain limited instances, the Boards noted that the Peers most similar to a given Trust still would not adequately reflect such Trust’s investment objectives and strategies, thereby limiting the usefulness of the comparisons of such Trust’s performance with that of its Peers. The Boards determined that ten Trusts (BRM, BMT, BPK, BKK, BFC, BJZ, BRF, BFO, BLN and BLH) with finite terms were not comparable to the Peers assigned to them by Lipper because, in accordance with their investment objectives, they manage their duration to reflect their finite lives. Because the portfolios of these ten Trusts have a shorter duration than those of their Peers, they generally will have lower returns than their Peers, all other things being equal, in order to seek to return to investors their initial investment at the end of the life of these Trusts. The Boards also noted that each of these ten Trusts performed at least as well as their benchmark in at least two periods in each of the past one-, three-and five-year periods or in all applicable periods if not all periods were applicable.

          Of the three other Trusts, the Boards noted that BSD had performed better than or equal to the median of its Peers and benchmarks in each of the past one-, three- and five-year periods. The Boards also noted that BPS had performed worse than the median of its Peers in at least one of these periods or worse than its applicable benchmark in more than one of these periods. The Boards considered the following reasons why BPS may have underperformed its Peers or their benchmarks, but also noted that it is often difficult to determine why a Trust underperformed a Peer because it is difficult to obtain perfect information with respect to the Peers.

          The Board of BPS noted that BPS had under-performed its respective Peers or its benchmark for one or more periods. The Board considered that, with respect to a Trust investing primarily in municipal securities, the Advisor generally limits lengthening the duration of such Trust in response to changing interest rate environments because the shorter duration bonds owned by the Trust generally have yields higher than the coupons on longer duration bonds available in the market today. Accordingly, by retaining the short duration bonds currently in the portfolio of BPS, the Advisor believes it is better able to maintain the current dividend levels of BPS, albeit at the expense of a lower total return than they may have otherwise had with a longer duration portfolio. In addition, in a rising interest rate environment where the yield curve is normal, the Advisor believes that BPS portfolio will have less interest rate risk than a portfolio of longer duration bonds.

          After considering this information, the Boards concluded that the performance of each Trust, in light of and after considering the other facts and circumstances applicable to each Trust, supports a conclusion that each Trust’s Current Agreement should be renewed.

          Fees and Expenses. In evaluating the management fees and expenses that a Trust is expected to bear, the Boards considered each Trust’s current management fee structure and the Trust’s expected expense ratios in absolute terms as well as relative to the fees and expense ratios of applicable Peers. In reviewing fees, the Boards, among other things, reviewed comparisons of each Trust’s gross management fees before and after any fee waivers and total expense ratios after any applicable waivers with those of the applicable Peers. The Boards also reviewed a narrative analysis of the Peer rankings that was prepared by an independent third party and summarized by BlackRock at the request of the Boards. This summary placed the rankings into context by analyzing various factors that affect these comparisons.

          The Boards noted that, of the 12 Trusts with investment advisory agreements subject to re-approval at the meeting, eight Trusts pay fees lower than or equal to the median fees paid by their Peers in each of (i) contractual management fees payable by a Trust prior to any fee waivers (“contractual management fees”), (ii) actual management fees paid by a Trust after taking into consideration fee waivers (“actual management fees”) and (c) total expenses. Of the remaining four Trusts: BLH and BFO had contractual management fees and total expenses better than or equal to the median of their Peers, but had actual management fees worse than the median; and BFC and BRM had contractual management fees better than or equal to the median of their Peers, but had actual management fees and total expenses worse than the median. The Board noted the following reasons why these four Trusts actual management fees or total expenses higher than the median of their Peers:

•

De minimis. The Boards of BLH, BFO and BRM noted that these Trusts pay actual management fees and/or incur total expenses that are no more than 4 bps (no more than 6%) higher than the median of their respective Peers. Nevertheless, all three of these Trusts have contractual management fees that are lower than or equal to the median of their peers. In addition, BLH and BFO incur total expenses that are lower than or equal to the median.

•

Other Factors. The Board noted that BFC has contractual management fees which are better or equal to the median of its peers. The Board of BFC noted that the Trust pays actual management fees and incurs total expenses that are worse than the median of its Peers, which may be attributable to the other funds temporarily waiving fees.

          The Boards also compared the management fees charged to the Trusts and other investment companies by the Advisors to the management fees the Advisors charge other types of clients (such as open-end investment companies and separately managed institutional accounts). With respect to open-end investment companies, the management fees charged to the Trusts generally were higher than those charged to the open-end investment companies. The Boards also noted that the Advisors provide the Trusts with certain services not provided to open-end funds, such as leverage management in connection with the issuance of preferred shares, stock exchange listing compliance requirements, rating agency compliance with respect to the leverage employed by the Trusts and secondary market support and other services not provided to the Trusts, such as monitoring of subscriptions and redemptions. With respect to separately managed institutional accounts, the management fees for such accounts were generally lower than those charged to the comparable Trusts. The Boards noted, however, the various services that are provided and the costs incurred by the Advisors in managing and operating the Trusts. For instance, the Advisors and their affiliates provide numerous services to the Trusts that are not provided to institutional accounts including, but not limited to: preparing shareholder reports and communications, including annual and semi-annual financial statements; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; income monitoring; expense budgeting; preparing proxy statements; and performing other Trust administrative tasks necessary for the operation of the respective Trust (such as tax reporting and fulfilling regulatory filing requirements). Further, the Boards noted the increased compliance requirements for the Trusts in light of new SEC regulations and other legislations. These services are generally not required to the same extent, if at all, for separate accounts.

          In connection with the Boards’ consideration of this information, the Boards reviewed the considerable investment management experience of the Advisors and considered the high level of investment management, administrative and other services provided by the Advisors. In light of these factors and the other facts and circumstances applicable to each Trust, the Boards concluded that the fees paid and expenses incurred by each Trust under its Old Management Agreements supports a conclusion that each Trust’s Old Management Agreements should be renewed.

          Profitability. The Trustees also considered BlackRock’s profitability in conjunction with their review of fees. The Trustees reviewed BlackRock’s revenues, expenses and profitability margins on a before-and after-tax basis. In reviewing profitability, the Trustees recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Trustees also reviewed BlackRock’s assumptions and methodology of allocating expenses, noting the inherent limitations in allocating costs among various advisory products. The Boards also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

          The Boards recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Boards considered BlackRock’s pre-tax profit margin compared to the pre-tax profitability of various publicly-traded investment management companies and/or investment management companies that publicly disclose some or all of their financial results. The comparison indicated that BlackRock’s pre-tax profitability was in the second quartile of the 15 companies compared (including BlackRock), with the most profitable quartile being ranked first and the least profitable quartile being ranked fourth.

          In evaluating the reasonableness of the Advisors’ compensation, the Boards also considered any other revenues paid to the Advisors, including partial reimbursements paid to the Advisors for certain non-investment advisory services. The Boards noted that these payments were less than the Advisors’ costs for providing these services. The Boards also considered indirect benefits that the Advisors and their affiliates are expected to receive that are attributable to their management of the Trusts.

          In reviewing each Trust’s fees and expenses, the Boards examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Trusts’ fee structures, for example through the use of breakpoints. In this connection, the Boards reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints, as closed-end funds generally do not experience substantial growth after their initial public offering and each fund is managed independently consistent with its own investment objectives. The information also revealed that only one closed-end fund complex used a complex-level breakpoint structure for advisory fees, and that this complex generally is homogeneous with regard to the types of funds managed and is about three times as large as the Trusts’ complex.

          The Boards concluded that BlackRock’s profitability, in light of all the other facts and circumstances applicable to each Trust, supports a conclusion that each Trust’s Current Agreements should be renewed.

          Other Benefits. In evaluating fees, the Boards also considered indirect benefits or profits the Advisors or their affiliates may receive as a result of their relationships with the Trusts. The Trustees, including the Independent Trustees, considered the intangible benefits that accrue to the Advisors and their affiliates by virtue of their relationships with the Trusts, including potential benefits accruing to the Advisors and their affiliates as a result of participating in offerings of the Trusts’ shares, potentially stronger relationships with members of the broker-dealer community, increased name recognition of the Advisors and their affiliates, enhanced sales of other investment funds and products sponsored by the Advisors and their affiliates and increased assets under management which may increase the benefits realized by the Advisors from soft dollar arrangements with broker-dealers. The Boards also considered the unquantifiable nature of these potential benefits.

          Miscellaneous. During the Boards’ deliberations in connection with the Old Management Agreements, the Boards were aware that the Advisor pays compensation, out of its own assets, to the lead underwriter and to certain qualifying underwriters of many of its closed-end funds, and to employees of the Advisors’ affiliates that participated in the offering of such funds. The Boards considered whether the management fee met applicable standards in light of the services provided by the Advisors, without regard to whether the Advisors ultimately pay any portion of the anticipated compensation to the underwriters.

          Conclusion with respect to the Old Management Agreements. In reviewing the Old Management Agreements without considering the impending Transaction, the Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees, including the Independent Trustees, unanimously determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective Trust, was acceptable for each Trust and supported the Trustees’ conclusion that the terms of each Old Management Agreement were fair and reasonable, that the respective Trust’s fees are reasonable in light of the services provided to the respective Trust, and that each Old Management Agreement should be approved.

The Transaction

          On September 29, 2006, Merrill Lynch contributed its investment management business, MLIM, to BlackRock, one of the largest publicly traded investment management firms in the United States and the parent company of the Advisor to form a new asset management company that is one of the world’s preeminent, diversified global money management organizations with approximately $1 trillion in assets under management. Based in New York, BlackRock manages assets for institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members. The new company offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. It will have over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. Merrill Lynch owns no more than 49.8% of the total capital stock of the company on a fully diluted basis and it owns no more than 45% of the new company’s voting power, and The PNC Financial Services Group, Inc. (“PNC”), which previously held a majority interest in BlackRock, retains approximately 34% of the new company’s common stock. Each of Merrill Lynch and PNC has agreed that it will vote all of its shares on all matters in accordance with the recommendation of BlackRock’s board of directors.

The New Management Agreements

          Consequences of the Transaction. On February 23, 2006, April 21, 2006 and May 23, 2006, members of BlackRock management made presentations on the Transaction to the Trustee and the Trustees discussed with management and amongst themselves management’s general plans and intentions regarding the Trusts, including the preservation, strengthening and growth of BlackRock’s business and its combination with MLIM’s business. The Boards also inquired about the plans for and anticipated roles and responsibilities of certain BlackRock employees and officers after the Transaction. The Independent Trustees also met in executive session to discuss the Transaction. After these meetings, BlackRock continued to update the Boards with respect to its plans to integrate the operations of BlackRock and MLIM and the potential impact of those plans on the Trusts as those plans were further developed.

          At the Board meeting on May 23, 2006, after considering and approving the Old Management Agreements, the Boards (including the Independent Trustees) then considered the information received at or prior to the meeting and the consequences of the Transaction to each Trust, including, among other things:

          (i) that BlackRock, MLIM and their investment advisory subsidiaries are experienced and respected asset management firms, and that BlackRock advised the Boards that in connection with the closing of the Transaction, it intends to take steps to combine the investment management operations of BlackRock and MLIM, which, among other things, may involve sharing common systems and procedures, employees (including portfolio managers), investment and trading platforms, and other resources. Furthermore, these combination processes will result in changes to portfolio management teams for each of the Trusts;

          (ii) that BlackRock advised the Boards that following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Trusts and their shareholders by the Advisors, including compliance services;

(iii) that BlackRock advised the Boards that it has no present intention to alter the expense waivers and reimbursements currently in effect for certain of the Trusts;

          (iv) the experience, expertise, resources and performance of MLIM that will be contributed to BlackRock after the closing of the Transaction and their anticipated impact on BlackRock’s ability to manage the Trusts;

(v) that BlackRock and MLIM would derive benefits from the Transaction and that as a result, they have a financial interest in the matters that were being considered;

(vi) the potential effects of regulatory restrictions on the Trusts as a result of Merrill Lynch’s equity stake in BlackRock after the Transaction;

(vii) the fact that each Trust’s aggregate investment advisory and sub-advisory fees payable under the New Management Agreements and the Old Management Agreements are identical;

          (viii) the terms of the New Management Agreements, including the differences from the Old Management Agreements (see “Comparison of the Old Management Agreements to the New Management Agreements” above);

(ix) that the Trusts would not bear the costs of obtaining shareholder approval of the New Agreements; and

          (x) that BlackRock and Merrill Lynch have agreed to conduct their respective businesses (and use reasonable best efforts to cause their respective affiliates to conduct their respective businesses) to enable the conditions of Section 15(f) to be true in relation to any registered investment companies advised by MLIM and registered under the 1940 Act and have agreed to the same conduct in relation to the BlackRock registered investment companies to the extent it is determined the Transaction is an assignment under the 1940 Act.

     Nature and Quality of Investment Advisory and Sub-Advisory Services. The Boards considered the expected impact of the Transaction on the operations, facilities, organization and personnel of the Advisors, the potential implications of regulatory restrictions on the Trusts following the Transaction and the ability of the Advisors to perform their duties after the Transaction. The Boards considered that the services to be provided and the standard of care under the New Agreements are the same as under the Current Agreements. The Boards also considered statements by management of BlackRock that, in connection with integrating the operations of the Advisors and MLIM, the objective was to preserve the best of both organizations in order to enhance BlackRock’s ability to provide investment advisory services following completion of the Transaction.

     The Boards noted that it is impossible to predict with certainty the impact of the Transaction on the nature, quality and extent of the services provided by the Advisors to the Trusts, but concluded based on the information currently available and in light of all of the current facts and circumstances that the Transaction is likely to provide the Advisors with additional resources with which to serve the Trusts and was not expected to adversely affect the nature, quality and extent of the services to be provided to the Trusts and their shareholders by the Advisors and was not expected to materially adversely affect the ability of the Advisors to provide those services.

          At the May 23rd meetings of the Boards, BlackRock informed the Boards that, following completion of the Transaction, a team primarily comprised of MLIM professionals would manage the portfolios of those Trusts. BlackRock discussed with the Boards the reasons for this proposed change at the August meetings of the Boards for the Boards’ consideration at the time. If the Boards did not object to this change, the following team members generally would oversee investment policies for those Trusts that invest primarily in municipal securities. This team is one of the largest managers of municipal debt with approximately $67.5 billion in assets under management as of March 31, 2006, including 31 closed-end investment companies with $16.2 billion in assets, $8 billion in retail separate accounts and nine open-end mutual funds with $4.1 billion in assets.

•	Robert A. DiMella. Mr. DiMella had been a Managing Director of MLIM since 2004 and was a Director from 2002 to 2004. He had been a portfolio manager with MLIM since 1993.

•	William R. Bock. Mr. Bock had been a Director of MLIM since 2005, and was a Vice President from 1989 to 2005. Mr. Bock had been a portfolio manager with MLIM since 1989.

•

Timothy T. Browse. Mr. Browse had been a Vice President (Municipal Tax-Exempt Fund Management) of and portfolio manager with MLIM since 2004. He was also Vice President, Portfolio Manager and team leader of the Municipal Investments Team with Lord Abbett & Co. from 2000 to 2003.

•	Theodore R. Jaeckel, Jr., CFA. Mr. Jaeckel had been a Director (Municipal Tax-Exempt Fund Management) of MLIM since 1997. Mr. Jaeckel had been a portfolio manager with MLIM since 1991.

•

Walter O’Connor. Mr. O’Connor had been a Managing Director of MLIM since 2003, was a Director of MLIM from 1998 to 2003 and was a Vice President of MLIM from 1992 to 1998. He had been a portfolio manager with MLIM since 1991.

•	Robert D. Sneeden. Mr. Sneeden had been a Vice President of MLIM since 1998 and was an Assistant Vice President from 1994 to1998. Mr. Sneeden had been a portfolio manager with MLIM since 1994.

          Investment Performance of the Trusts. The Boards examined MLIM’s investment performance with respect to its closed-end funds. The Boards noted the Advisors’ and MLIM’s considerable investment management experience and capabilities. The Boards considered this information together with the level of services expected to be provided to the Trusts. Although the Boards noted that it is impossible to predict the effect, if any, that consummation of the Transaction would have on the future performance of the Trusts, the Boards concluded that the information currently available, in light of all of the current facts and circumstances, supported approving the New Management Agreements.

          Fees. The Boards noted that the fees payable by the Trusts under the New Management Agreements are identical to the fees payable under the Old Management Agreements. The Boards also considered the fees paid by the MLIM closed-end funds. In light of (i) the Boards’ approval of the fees paid by each Trust pursuant to the Old Management Agreements earlier at the May 23rd meeting, (ii) the fact that the Transaction would cause no change to the fees paid by any Trust and (iii) the Boards’ earlier conclusion with respect to the services expected to be provided to the Trusts under the New Management Agreements, the Boards concluded that the fee structure under the New Management Agreements was reasonable.

          Profitability. Management of the Advisors stated to the Boards that, following the Transaction, the current intention is to continue to determine profitability and report profitability to the Boards in the same way as they did prior to the Transaction, subject to management’s desire to preserve the best practices of MLIM. Management of the Advisors stated that any changes in the methods used to determine profitability and report profitability to the Boards would be discussed with the Boards. The Boards considered the potential for increased economies of scale as a result of the Transaction and whether any economies of scale should be reflected in the Trusts’ fee structures. The Boards also considered that the process of integrating the operations of the Advisors and MLIM was in the early stages and that considerable expense would be incurred in connection with integrating such operations, all of which made it difficult to conclude that economies of scale would be realized as a result of the Transaction. In light of the foregoing, the Boards concluded that, at this time, no changes were necessary to the fee structure of the Trusts as a result of the Transaction.

          Other Benefits. In evaluating ancillary benefits to be received by the Advisors and their affiliates under the New Management Agreements, the Boards considered whether the Transaction would have an impact on the ancillary benefits received by the Advisors by virtue of the Old Management Agreements. Based on its review of the materials provided, including materials received in connection with its approval of the continuance of each Old Management Agreement earlier at the May 23rd meetings of the Boards and its discussions with the Advisors, the Boards noted that such benefits were difficult to quantify with certainty at this time and indicated that it would continue to evaluate them going forward.

          Conclusion with respect to the New Management Agreements. The Trustees did not identify any single consequence of the Transaction discussed above as all-important or controlling. The Boards determined that all of the factors referred to in their evaluation of the Old Management Agreements described above under “Matters Considered by the Boards – The Old Management Agreements” are applicable to the evaluation of the New Management Agreements and concluded that these factors, in light of all the other factors and all of the facts and circumstances applicable to each Trust, were acceptable for each Trust and supported the Trustees’ conclusion that the terms of each New Management Agreement were fair and reasonable, that the fees in each New Management Agreement are fair and reasonable in light of the services provided to the respective Trust and that each New Management Agreement should be approved.

Shareholder Meeting

          At the shareholder meeting for each Trust held on August 23, 2006, the shareholders of each Trust approved the New Management Agreement for each Trust.

ADDITIONAL INFORMATION

60 Day Notice

          We are required by the Internal Revenue Code to advise you within 60 days of a Trust’s tax year-end as to the federal tax status of dividends paid by the Trusts during such tax year. All of the net investment income distributions paid by the BlackRock Closed-End Funds (Insured Municipal 2008 Term Trust – BRM, Insured Municipal Term Trust – BMT, Municipal 2018 Term Trust – BPK, Municipal 2020 Term Trust – BKK, Strategic Municipal Trust – BSD, California Insured Municipal 2008 Term Trust – BFC, California Municipal 2018 Term Trust – BJZ, Florida Insured Municipal 2008 Term Trust – BRF, Florida Municipal 2020 Term Trust – BFO, New York Insured Municipal 2008 Term Trust – BLN, New York Municipal 2018 Term Trust – BLH and Pennsylvania Strategic Municipal Trust - BPS) during the taxable year ended December 31, 2006 qualify as tax-exempt interest dividends for Federal income tax purposes.

          Additionally, the following summarizes the taxable per share distributions paid by the Fund during the year:

	Payable Date	Long-Term Capital Gains

Insured Municipal 2008 Term Trust - BRM
Common Shareholders	10/02/06	$0.010840
Preferred Shareholders
SeriesT7	09/20/06	$10.57
Series R7	09/15/06	$10.25

Insured Municipal Term Trust - BMT
Common Shareholders	10/02/06	$0.002540
Preferred Shareholders
Series M7	09/19/06	$3.84
Series M28	10/24/06	$3.90

Florida Insured Municipal 2008 Term Trust - BRF
Common Shareholders	10/02/06	$0.001690
Preferred Shareholders
Series R7	09/15/06	$2.43

New York Insured Municipal 2008 Term Trust - BLN
Common Shareholders	10/02/06	$0.001960
Preferred Shareholders
Series F7	09/11/06	$2.0689

          In January 2007, a form 1099-DIV was sent to shareholders providing the amount and composition of distributions and information with respect to their appropriate tax treatment.

Shareholder Meeting

          A Special Meeting of Shareholders of the BlackRock Closed-End Funds was held on August 23, 2006 for shareholders of record as of June 5, 2006, to approve a new Investment Management Agreement and Sub-Advisory Agreement for each of the following Trusts:

          Approved the Investment Management Agreement as follows:

	Votes For	Votes Against	Votes Abstain

Insured Municipal 2008	13,267,742	633,187	766,672
Insured Municipal	13,086,050	757,467	775,883
Municipal 2018	7,966,037	360,109	428,619
Municipal 2020	9,683,396	609,558	629,377
Strategic Municipal	3,810,454	153,809	210,041
California Insured 2008	4,908,924	238,329	320,864
California Municipal 2018	3,225,427	94,367	214,367
Florida Insured 2008	4,347,904	329,501	200,953
Florida Municipal 2020	2,854,763	114,926	150,442
New York Insured 2008	5,421,227	241,788	266,290
New York Municipal 2018	1,711,159	71,601	135,944
Pennsylvania Strategic	1,050,071	53,524	44,806

          Approved the Sub-Advisory Agreement as follows:

	Votes For	Votes Against	Votes Abstain

Municipal 2018	7,973,394	362,680	418,691
Municipal 2020	9,636,247	618,978	667,106
Strategic Municipal	3,781,859	180,020	212,425
California Municipal 2018	3,205,421	105,003	223,737
Florida Municipal 2020	2,849,919	120,748	149,464
New York Municipal 2018	1,696,466	72,897	149,341
Pennsylvania Strategic	1,053,331	52,314	42,756

          The Joint Annual Meeting of Shareholders was held on May 23, 2006 for shareholders of record as of February 28, 2006, to elect a certain number of Trustees for each of the following Trusts to three-year terms expiring in 2009:

          Approved the Class I Directors/Trustees as follows:

	Richard E. Cavanagh		R. Glenn Hubbard

	Votes For	Votes Withheld	Votes For	Votes Withheld

Insured Municipal 2008	25,295,200	631,931	25,294,335	632,796
Insured Municipal	24,374,551	223,410	N/A	N/A
Municipal 2018	15,389,357	200,991	N/A	N/A
Municipal 2020	19,631,834	243,625	N/A	N/A
Municipal Strategic	6,993,827	130,358	N/A	N/A
California Insured 2008	9,452,733	154,576	9,451,133	156,176
California 2018	5,756,334	45,516	N/A	N/A
Florida Insured 2008	7,993,400	118,402	7,993,398	118,404
Florida 2020	4,418,857	29,378	N/A	N/A
New York Insured 2008	9,608,707	1,259,903	9,605,436	1,263,174
New York 2018	3,335,905	73,570	N/A	N/A
Pennsylvania Strategic	1,924,580	40,063	N/A	N/A

          Approved the Class II Directors/Trustees as follows:

	Frank J. Fabozzi				Kathleen F. Feldstein				Ralph L. Schlosstein

	Votes For		Votes Withheld		Votes For		Votes Withheld		Votes For	Votes Withheld

Insured Municipal 2008	N/A		N/A		10,408	[1]	24	[1]	N/A	N/A
Insured Municipal	6,612	[1]	67	[1]	6,612	[1]	67	[1]	24,374,685	223,276
Municipal 2018	5,074	[1]	17	[1]	5,074	[1]	17	[1]	15,388,625	201,723
Municipal 2020	N/A		N/A		6,961	[1]	16	[1]	N/A	N/A
Municipal Target	38,569,035		4,230,560		38,547,029		4,252,566		38,565,307	4,234,288
Municipal Strategic	N/A		N/A		2,204	[1]	132	[1]	N/A	N/A
California Insured 2008	N/A		N/A		3,831	[1]	9	[1]	N/A	N/A
California 2018	1,715	[1]	1	[1]	1,715	[1]	1	[1]	5,756,334	45,516
Florida Insured 2008	N/A		N/A		3,303	[1]	2	[1]	N/A	N/A
Florida 2020	N/A		N/A		1,941	[1]	15	[1]	N/A	N/A
New York Insured 2008	N/A		N/A		4,314	[1]	4	[1]	N/A	N/A
New York 2018	1,186	[1]	69	[1]	1,186	[1]	69	[1]	3,332,351	77,124
Pennsylvania Strategic	N/A		N/A		669	[1]	27	[1]	N/A	N/A

          Approved the Class III Directors/Trustees as follows:

	Andrew F. Brimmer		Kent Dixon		Robert S. Kapito

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Municipal 2020	19,619,488	255,971	19,629,681	245,778	19,636,006	239,453
Municipal Strategic	6,993,469	130,716	6,995,402	128,783	6,995,925	128,260
Florida 2020	4,416,851	31,384	4,420,507	27,728	4,415,223	33,012
Pennsylvania Strategic	1,910,261	54,382	1,914,378	50,265	1,923,680	40,963

          The following Trusts had an additional proposal (Proposal #2) to amend its respective Declaration of Trust to expand the authority of the executive committee of the Board of Trustees:

	Votes For	Votes Against	Votes Withheld

Strategic Municipal	6,920,390	73,781	130,014
Pennsylvania Strategic	1,884,092	31,304	49,247

          The following Trusts had an additional proposal (Proposal #3) to amend its respective Certificate of Designation or Statement of Preferences, as appropriate, to revise the language regarding preferred shares to allow the Trusts to follow the most recent guidelines of S&P, Moody’s or Fitch ratings, as appropriate, for credit rating criteria in effect from time to time to maintain a “AAA” rating on preferred shares1:

	Votes For	Votes Against	Votes Withheld

Insured Municipal 2008	10,334	57	40
Insured Municipal	6,594	1	84
Strategic Municipal	2,336	0	0
California Insured 2008	3,826	10	4
Florida Insured 2008	3,280	23	2
New York Insured 2008	4,270	8	40

[1]	Voted on by holders of preferred shares only.

          On February 22, 2006, the Board of Insured Municipal 2008, Insured Municipal, California Insured 2008, Florida Insured 2008 and New York Insured 2008 approved a change to each Trusts’ non-fundamental policy to permit each Trust to purchase short-term securities if they have the highest short-term rating assigned by at least one of Moody’s, S&P or Fitch, even if the long-term rating is not AAA.

          Each Trust listed for trading on the New York Stock Exchange (“NYSE”) has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (“AMEX”) has filed with the AMEX its corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

          The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

          During the period, there were no material changes in any Trust’s investment objective or policies or to any Trust’s charters or by-laws that were not approved by the shareholders or in the principle risk factors associated with investment in the Trusts.

          Quarterly performance and other information regarding the Trusts may be found on BlackRock’s Web site, which can be accessed at http://www1.blackrock.com. This reference to BlackRock’s Web site is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

          Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Donald Burke, Anne Ackerley, Bartholomew Battista, Vincent Tritto and Brian Kindelan—Managing Directors of the Advisor and the Sub-Advisor, Neal Andrews and James Kong—Managing Directors of the Sub-Advisor.

Important Information Regarding the BlackRock Closed-End Funds Annual Investor Update

          The Annual Investor Update (“Update”) is available on the Internet and may be accessed through BlackRock’s Web site at http://www1.black-rock.com. The Update provides information on the fixed income markets and summaries of BlackRock Closed-End Funds’ investment objectives and strategies. It also contains recent news regarding the BlackRock Closed-End Funds.

          Historically, BlackRock provided this information in materials mailed with the Trusts’ annual report. However, we believe that making this information available through BlackRock’s Web site allows us to communicate more fully and efficiently with the Trusts’ shareholders.

          If you would like to receive a hard copy of the BlackRock Closed-End Funds Annual Investor Update, please call (800) 699-1BFM.

DIRECTORS/TRUSTEES INFORMATION (Unaudited)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex[1]	Events or transactions by reason of which the Trustee is an interested person as defined in Section 2(a) (19) of the 1940 Act

Interested Trustees[2]

Ralph L. Schlosstein BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 55	Chairman of the Board[3]	3 years4/since inception	Director since 1999 and President of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988. Member of the Management Committee and Investment Strategy Group of BlackRock, Inc. Formerly, Managing Director of Lehman Brothers, Inc. and Cohead of its Mortgage and Savings Institutions Group. Chairman and President of the BlackRock Liquidity Funds and Director of several of BlackRock’s alternative investment vehicles.	68

Member of the Visiting Board of Overseers of the John F. Kennedy School of Government at Harvard University, a member of the board of the Financial Institutions Center of The Wharton School of the University of Pennsylvania, a trustee of the American Museum of Natural History, a trustee of Trinity School in New York City, a member of the Board of Advisors of Marujupu LLC, and a trustee of New Visions for Public Education of The Public Theater in New York City and the James Beard Foundation. Formerly, a director of Pulte Corporation, the nation’s largest homebuilder, a Trustee of Denison University and a member of Fannie Mae’s Advisory Council.

						Director and President of the Advisor.

Robert S. Kapito BlackRock, Inc. 40 East 52nd Street New York, NY 10022 Age: 49	President and Trustee[5]	3 years4/since August 22, 2002	Vice Chairman of BlackRock, Inc. Head of the Portfolio Management Group. Also a member of the Executive Committee, the Management Committee and the Global Fixed Income and Global Equity Operating Committees of BlackRock. Responsible for the port- folio management of the Fixed Income, Equity, Liquidity, and Alternative Investment Groups of BlackRock.	58	Chairman of the Hope and Heroes Children’s Cancer Fund. President of the Board of Directors of the Periwinkle National Theatre for Young Audiences.	Director and Vice Chairman of the Advisor.

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex

Independent Trustees (continued)

Andrew F. Brimmer P.O. Box 4546 New York, NY 10163-4546 Age: 80	Lead Trustee Audit Committee Chairman[6,7]	3 years4/since inception	President of Brimmer & Company, Inc., a Washington, D.C.-based economic and financial consulting firm, also Wilmer D. Barrett Professor of Economics, University of Massachusetts – Amherst. Formerly member of the Board of Governors of the Federal Reserve System. Former Chairman, District of Columbia Financial Control Board.	58

Former Director of CarrAmerica Realty Corporation and Borg- Warner Automotive, Airborne Express, BankAmerica Corporation (Bank of America), BellSouth Corporation, College Retirement Equities Fund (Trustee), Commodity Exchange, Inc. (Public Governor), Connecticut Mutual Life Insurance Company, E.I. du Pont de Nemours & Company, Equitable Life Assurance Society of the United States, Gannett Company, Mercedes-Benz of North America, MNC Financial Corporation (American Security Bank), NCM Capital Management, Navistar International Corporation, PHH Corp. and UAL Corporation (United Airlines).

Richard E. Cavanagh P.O. Box 4546 New York, NY 10163-4546 Age: 60	Trustee Audit Committee Member[8]	3 years4/since inception	President and Chief Executive Officer of The Conference Board, Inc., a leading global business research organization, from 1995-present. Former Executive Dean of the John F. Kennedy School of Government at Harvard University from 1988-1995. Acting Director, Harvard Center for Business and Government (1991-1993). Formerly Partner (principal) of McKinsey & Company, Inc. (1980-1988). Former Executive Director of Federal Cash Management, White House Office of Management and Budget (1977-1979). Co-author, THE WINNING PERFORMANCE (best selling management book published in 13 national editions).	58

Trustee: Aircraft Finance Trust (AFT) and Chairman of the Board of Trustees, Educational Testing Service (ETS). Director, Arch Chemicals, Fremont Group and The Guardian Life Insurance Company of America.

Kent Dixon P.O. Box 4546 New York, NY 10163-4546 Age: 69	Trustee Audit Committee Member[7]	3 years4/since inception	Consultant/Investor. Former President and Chief Executive Officer of Empire Federal Savings Bank of America and Banc PLUS Savings Association, former Chairman of the Board, President and Chief Executive Officer of Northeast Savings.	58	Former Director of ISFA (the owner of INVEST, a national securities brokerage service designed for banks and thrift institutions).

Frank J. Fabozzi P.O. Box 4546 New York, NY 10163-4546 Age: 58	Trustee Audit Committee Member[7]	3 years4/since inception	Consultant. Editor of THE JOURNAL OF PORTFOLIO MANAGEMENT and Adjunct Professor of Finance at the School of Management at Yale University. Author and editor of several books on fixed income portfolio management.	58	Director, Guardian Mutual Funds Group (18 portfolios).

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Name, address, age	Current positions held with the Trusts	Term of office and length of time served	Principal occupations during the past five years	Number of portfolios overseen within the fund complex[1]	Other Directorships held outside the fund complex

Independent Trustees (continued)

Kathleen F. Feldstein P.O. Box 4546 New York, NY 10163-4546 Age: 65	Trustee	3 years4/since January 19, 2005	President of Economics Studies, Inc., a Belmont, MA-based private economic consulting firm, since 1987; Chair, Board of Trustees, McLean Hospital in Belmont, MA.	58

Director of The McClatchy Company; Trustee of the Partners Community Healthcare, Inc.; the Museum of Fine Arts, Boston, and of the Committee for Economic Development; Corporation Member, Partners HealthCare and Sherrill House; Member of the Visiting Committee of the Harvard University Art Museums and of the Advisory Board to the International School of Business at Brandeis University.

R. Glenn Hubbard P.O. Box 4546 New York, NY 10163-4546 Age: 48	Trustee	3 years4/since November 16, 2004

Dean of Columbia Business School since July 1, 2004. Columbia faculty member since 1988. Co-director of Columbia Business School’s Entrepreneurship Program 1994–1997. Visiting professor at the John F. Kennedy School of Government at Harvard and the Harvard Business School, as well as the University of Chicago. Visiting scholar at the American Enterprise Institute in Washington and member of International Advisory Board of the MBA Program of Ben-Gurion University. Deputy assistant secretary of the U.S. Treasury Department for Tax Policy 1991–1993. Chairman of the U.S. Council of Economic Advisers under the President of the United States 2001–2003.

				58

Director of ADP, R.H. Donnelly, Duke Realty, KKR Financial Corporation, and Ripplewood Holdings, the Council on Competitiveness, the American Council on Capital Formation, the Tax Foundation and the Center for Addiction and Substance Abuse. Trustee of Fifth Avenue Presbyterian Church of New York.

[1]

The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]	Interested Director/Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.

[3]	Director/Trustee since inception; appointed Chairman of the Board on August 22, 2002.

[4]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.

[5]	Resigned effective December 31, 2006.

[6]	Retired effective December 31, 2006.

[7]

The Board of each Trust has determined that each Trust has three Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer, Mr. Dixon and Mr. Fabozzi, each of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

[8]	Became lead Trustee and Audit Committee Chairman upon resignation of Dr. Brimmer on December 31, 2006.

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BlackRock Closed-End Funds

Trustees
Ralph L. Schlosstein, Chairman
Andrew F. Brimmer, Lead Trustee[1] Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
Kathleen F. Feldstein
R. Glenn Hubbard
Robert S. Kapito[2]

Officers
Robert S. Kapito, President
Donald C. Burke, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Neal Andrews, Assistant Treasurer
Jay Fife, Assistant Treasurer
Spencer Fleming, Assistant Treasurer
James Kong, Assistant Treasurer
Robert Mahar, Assistant Treasurer
Vincent B. Tritto, Secretary
Brian P. Kindelan, Assistant Secretary

Investment Advisor
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor
BlackRock Financial Management, Inc.
40 East 52nd Street
New York, NY 10022

Accounting Agent and Custodian
State Street Bank and Trust Company
2 Avenue De Lafayette
Boston, MA 02111

Transfer Agent
Computershare Trust Company, N.A.
250 Royall Street
Canton, MA 02021
(800) 699-1BFM

Auction Agent[3] Bank of New York
101 Barclay Street, 7 West
New York, NY 10286

Auction Agent[4] Deutsche Bank Trust Company Americas
60 Wall Street, 8th Floor
New York, NY 10286

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

    This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1]	Retired December 31, 2006

[2]	Resigned December 31, 2006

[3]	For the 2018 Trusts and 2020 Trusts.

[4]	For the Trusts, except the 2018 Trusts and 2020 Trusts.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800)699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q, may also be obtained upon request without charge by calling (800) 699-1BFM.

[This Page Intentionally Left Blank]

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-4-1206

Item 2. Code of Ethics.
(a)          The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)           Not applicable.

(c)           The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)           The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)           Not applicable.

(f)           The Registrant’s Code of Ethics is available without charge at www.blackrock.com.

Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Trustees has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an “independent” Trustee: Dr. Andrew F. Brimmer, Kent Dixon and Frank Fabozzi. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification. Dr. Brimmer retired from the Board of Trustees as of December 31, 2006.

Item 4. Principal Accountant Fees and Services.
(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $26,500 for the fiscal year ended December 31, 2006 and $25,700 for the fiscal year ended December 31, 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $1,975 for the fiscal year ended December 31, 2006 and $1,900 for the fiscal year ended December 31, 2005. The nature of the service includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $8,000 for the fiscal year ended December 31, 2006 and $7,700 for the fiscal year ended December 31, 2005. The nature of the services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $400 for the fiscal year ended December 31, 2006 and $400 for the fiscal year ended December 31, 2005. The nature of the service includes a review of compliance procedures and provide an attestation regarding such review.

(e) Audit Committee Pre-Approval Policies and Procedures.
          (1) The Registrant has polices and procedures (the “Policy”) for the pre-approval by the Registrant’s Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Trust’s independent auditor (the “Independent Auditor”) to the Registrant and other “Covered Entities” (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the “Service Pre-Approval Documents”). At its first meeting of each calendar year, the Audit Committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

          For the purposes of the Policy, “Covered Services” means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, “Covered Entities” means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Trust.

          In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the “Chairman”). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the

Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

          Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

          The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

          In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

          Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission (“SEC”) on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

           (2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       Not applicable.

(g)      The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, the Registrant’s investment adviser (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years were $286,200 for the fiscal year ended December 31, 2006 and $286,200 for the fiscal year ended December 31, 2005.

(h)      The Registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.
The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee of the Registrant is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; Kent Dixon and Frank Fabozzi. Dr. Brimmer retired from the Board of Trustees as of December 31, 2006.

Item 6. Schedule of Investments.
The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, LLC (the “Adviser”) and its sub-adviser,

BlackRock Financial Management, Inc. (the “Sub-Adviser”). The Proxy Voting Policies and Procedures of the Adviser and Sub-Adviser (the “Proxy Voting Policies”) are attached as an Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
(a)(1) The Registrant is managed by a team of investment professionals comprised of Timothy T. Browse, Vice President at BlackRock, Theodore R. Jaeckel, Jr., CFA, Managing Director at BlackRock and Walter O’Connor, Managing Director at BlackRock. Each is a member of BlackRock’s municipal tax-exempt management group. Messrs. Browse, Jaeckel and O’Connor have been members of the Fund’s management team since 2006.

Mr. Browse joined BlackRock in 2006. Prior to joining BlackRock, he was a Vice President (Municipal Tax-Exempt Fund Management) of Merrill Lynch Investment Managers, L.P. (“MLIM”) from 2004 to 2006. He has been a portfolio manager with BlackRock or MLIM since 2004. From 2000 to 2003, he was a Vice President, portfolio manager and team leader of the Municipal Investments Team with Lord Abbott & Co.

Mr. Jaeckel joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of Merrill Lynch Investment Managers, L.P. (“MLIM”) from 2005 to 2006 and a Director of MLIM from 1997 to 2005. He has been a portfolio manager with BlackRock or MLIM since 1991.

Mr. O’Connor joined BlackRock in 2006. Prior to joining BlackRock, he was a Managing Director (Municipal Tax-Exempt Fund Management) of MLIM from 2003 to 2006 and was a Director of MLIM from 1997 to 2002. He has been a portfolio manager with BlackRock or MLIM since 1991.

(a)(2) As of December 31, 2006, Timothy Browse managed or was a member of the management team for the following client accounts:

Type of Account	Number of	Assets of	Number of	Assets Subject to
	Accounts	Accounts	Accounts Subject	a Performance
			to a Performance	Fee
			Fee
Registered	18	4,553,904,930	0	0
Investment
Companies
Pooled Investment	0	0	0	0
Vehicles Other
Than Registered
Investment
Companies
Other Accounts	0	0	0	0

As of December 31, 2006, Theodore Jaeckel managed or was a member of the management team for the following client accounts:

Type of Account	Number of	Assets of	Number of	Assets Subject to
	Accounts	Accounts	Accounts Subject	a Performance
			to a Performance	Fee
			Fee
Registered	80	28,527,242,042	0	0
Investment
Companies
Pooled Investment	0	0	0	0
Vehicles Other
Than Registered
Investment
Companies
Other Accounts	0	0	0	0

As of December 31, 2006, Walter O’Connor managed or was a member of the management team for the following client accounts:

Type of Account	Number of	Assets of	Number of	Assets Subject to
	Accounts	Accounts	Accounts Subject	a Performance
			to a Performance	Fee
			Fee
Registered	80	28,527,242,042	0	0
Investment
Companies
Pooled Investment	0	0	0	0
Vehicles Other
Than Registered
Investment
Companies
Other Accounts	0	0	0	0

          BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Registrant, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Registrant. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Registrant. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Registrant by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Registrant. In this connection, it should be noted that the portfolio management team may manage certain accounts that are subject to performance fees. In addition, the portfolio management team may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

          As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) The elements of total compensation for portfolio managers on BlackRock’s municipal team include a fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock has balanced these components of pay to provide these portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, compensation levels for these portfolio managers fluctuate—both up and down—with the relative investment performance of the portfolios that they manage.

          Base compensation. Like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager’s total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

          Performance-Based Compensation. BlackRock believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, BlackRock and its affiliates portfolio manager incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: investment performance relative to a subset of general closed-end, leveraged, municipal debt funds over 1-, 3- and 5-year performance periods and a measure of operational efficiency. Portfolio managers are compensated based on the pre-tax performance of the products they manage. If a portfolio manager’s tenure is less than 5 years, performance periods will reflect time in position. Portfolio managers are compensated based on products they manage. A discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

          Cash Bonus

          Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

          Stock Bonus

          A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of BlackRock stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the company’s ability to sustain and improve its performance over future periods. The ultimate value of stock bonuses is dependent on future BlackRock stock price performance. As such, the stock bonus aligns each portfolio manager’s financial interests with those of the BlackRock shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the “downside risk” and “upside opportunity” of the company’s performance. Portfolio managers therefore have a direct incentive to protect BlackRock’s reputation for integrity.

          Other Compensation Programs

          Portfolio managers who meet relative investment performance and financial management objectives during a performance year are eligible to participate in a deferred cash program. Awards under this program are in the form of deferred cash that may be benchmarked to a menu of BlackRock mutual funds (including their own fund) during a five-year vesting period. The deferred cash program aligns the interests of participating portfolio managers with the investment results of BlackRock products and promotes continuity of successful portfolio management teams.

          Other Benefits

          Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of BlackRock and its affiliates, including broad-based retirement, 401(k), health, and other employee benefit plans.

(a)(4) As of December 31, 2006, the end of the Registrant’s most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager in the Registrant is shown below:

Timothy Browse: None
Theodore Jaeckel: None
Walter O’Connor: None

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
The Registrant’s Governance Committee will consider nominees to the Board of Trustees recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and sets forth the qualifications of the proposed nominee to the Registrant’s Secretary. There have been no material changes to these procedures.

Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-CSR was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

Proxy Voting Policies attached as EX-99.PROXYPOL.

SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock New York Municipal 2018 Term Trust__________

By:      /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer
Date: March 6, 2007

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: March 6, 2007

By:      /s/ Donald C. Burke
Name: Donald C. Burke
Title: Principal Financial Officer
Date: March 6, 2007